UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Allocation Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$40	0.37%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 15.77% for the year ended December 31, 2025, compared to a 16.59% gain for the S&P Target Risk® Growth Index.

Top Contributors to Performance:

  Value signals focused on operating income yield and research and development expenditures relative to price

  Fundamental signals that captured industry wage trends and momentum timing

  Market sentiment signals focused on analyzing short volume and company network relationships

Top Detractors from Performance:

  Macro Theme signals focused on short interest

  Reliance on policy-driven tactical models as assumptions did not align with actual market developments

  Retail signals related to online retail trends and alternative data related to labor mobility

  Quality signals focusing on sales growth and long-term incentive intensity lagged

5172963

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Allocation Portfolio ($19,207)	S&P Target Risk® Growth Index ($18,041)	MSCI ACWI Index ($23,403)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,190	$10,210	$10,328
12/31/18	$9,666	$9,629	$9,355
12/31/19	$11,705	$11,478	$11,844
12/31/20	$13,397	$12,835	$13,769
12/31/21	$14,915	$14,295	$16,321
12/31/22	$12,914	$12,112	$13,324
12/31/23	$14,885	$13,974	$16,282
12/31/24	$16,591	$15,474	$19,130
12/31/25	$19,207	$18,041	$23,403

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	15.77%	7.47%	8.32%
S&P Target Risk® Growth Index	16.59%	7.05%	7.50%
MSCI ACWI Index	22.34%	11.19%	10.98%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$54,979,854
Total advisory fees paid	$118,430
Total number of portfolio holdings	15
Period portfolio turnover rate	44%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.2%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Allocation Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Allocation Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$67	0.62%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 15.42% for the year ended December 31, 2025, compared to a 16.59% gain for the S&P Target Risk® Growth Index.

Top Contributors to Performance:

  Value signals focused on operating income yield and research and development expenditures relative to price

  Fundamental signals that captured industry wage trends and momentum timing

  Market sentiment signals focused on analyzing short volume and company network relationships

Top Detractors from Performance:

  Macro Theme signals focused on short interest

  Reliance on policy-driven tactical models as assumptions did not align with actual market developments

  Retail signals related to online retail trends and alternative data related to labor mobility

  Quality signals focusing on sales growth and long-term incentive intensity lagged

5172975

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Allocation Portfolio ($18,813)	S&P Target Risk® Growth Index ($18,041)	MSCI ACWI Index ($23,403)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,180	$10,210	$10,328
12/31/18	$9,638	$9,629	$9,355
12/31/19	$11,645	$11,478	$11,844
12/31/20	$13,290	$12,835	$13,769
12/31/21	$14,756	$14,295	$16,321
12/31/22	$12,753	$12,112	$13,324
12/31/23	$14,657	$13,974	$16,282
12/31/24	$16,299	$15,474	$19,130
12/31/25	$18,813	$18,041	$23,403

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	15.42%	7.20%	8.05%
S&P Target Risk® Growth Index	16.59%	7.05%	7.50%
MSCI ACWI Index	22.34%	11.19%	10.98%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$54,979,854
Total advisory fees paid	$118,430
Total number of portfolio holdings	15
Period portfolio turnover rate	44%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.2%
Exchange Traded Funds - Debt Funds	35.2%
Short-Term Investments	0.9%
Other Assets Less Liabilities - Net	0.7%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Core Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$58	0.53%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 20.22% for the year ended December 31, 2025, compared to a 17.88% gain for the S&P 500® Index.

Top Contributors to Performance:

  Value signals focused on operating income yield and research and development expenditures relative to price

  Fundamental signals that captured industry wage trends and momentum timing

  Market sentiment signals focused on analyzing short volume and company network relationships

Top Detractors from Performance:

  Macro Theme signals focused on short interest

  Reliance on policy-driven tactical models as assumptions did not align with actual market developments

  Retail signals related to online retail trends and alternative data related to labor mobility

  Quality signals focusing on sales growth and long-term incentive intensity lagged

5172986

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Core Portfolio ($30,617)	S&P 500® Index ($30,380)
11/01/17	$10,000	$10,000
12/31/17	$10,380	$10,405
12/31/18	$9,887	$9,949
12/31/19	$12,775	$13,081
12/31/20	$15,290	$15,488
12/31/21	$19,674	$19,934
12/31/22	$15,958	$16,323
12/31/23	$20,165	$20,614
12/31/24	$25,468	$25,772
12/31/25	$30,617	$30,380

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	20.22%	14.90%	14.69%
S&P 500® Index	17.88%	14.42%	14.58%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$671,889,511
Total advisory fees paid	$2,480,137
Total number of portfolio holdings	228
Period portfolio turnover rate	100%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	33.7%
Common Stocks - Communications	17.2%
Common Stocks - Financial	14.3%
Common Stocks - Consumer, Non-cyclical	12.3%
Common Stocks - Industrial	9.5%
Common Stocks - Other	11.6%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Core Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.78%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 19.83% for the year ended December 31, 2025, compared to a 17.88% gain for the S&P 500® Index.

Top Contributors to Performance:

  Value signals focused on operating income yield and research and development expenditures relative to price

  Fundamental signals that captured industry wage trends and momentum timing

  Market sentiment signals focused on analyzing short volume and company network relationships

Top Detractors from Performance:

  Macro Theme signals focused on short interest

  Reliance on policy-driven tactical models as assumptions did not align with actual market developments

  Retail signals related to online retail trends and alternative data related to labor mobility

  Quality signals focusing on sales growth and long-term incentive intensity lagged

5172989

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Core Portfolio ($29,968)	S&P 500® Index ($30,380)
11/01/17	$10,000	$10,000
12/31/17	$10,370	$10,405
12/31/18	$9,845	$9,949
12/31/19	$12,694	$13,081
12/31/20	$15,160	$15,488
12/31/21	$19,457	$19,934
12/31/22	$15,737	$16,323
12/31/23	$19,855	$20,614
12/31/24	$25,008	$25,772
12/31/25	$29,968	$30,380

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	19.83%	14.60%	14.39%
S&P 500® Index	17.88%	14.42%	14.58%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$671,889,511
Total advisory fees paid	$2,480,137
Total number of portfolio holdings	228
Period portfolio turnover rate	100%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	33.7%
Common Stocks - Communications	17.2%
Common Stocks - Financial	14.3%
Common Stocks - Consumer, Non-cyclical	12.3%
Common Stocks - Industrial	9.5%
Common Stocks - Other	11.6%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$58	0.52%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 22.55% for the year ended December 31, 2025, compared to an 18.56% gain for the Russell 1000® Growth Index.

Top Contributors to Performance:

  Market sentiment signals derived from social media and machine learning analysis of management commentary

  Macro signals identifying favorable industry and style rotations

  Signals emphasizing high research and development investment and robust operating income relative to price

  Retail signals related to online retail trends and alternative data related to labor mobility

Top Detractors from Performance:

  Signals penalizing companies with rising labor costs and those flagged for environmental, societal and governance controversies

  Quality signals focusing on sales growth and long-term incentive intensity lagged

  Macro theme signals tied to specific policy regimes and dynamic trends

5172993

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Growth Portfolio ($17,372)	Russell 1000® Growth Index ($17,324)	Russell 1000® Index ($15,984)
08/20/21	$10,000	$10,000	$10,000
12/31/21	$10,912	$10,837	$10,689
12/31/22	$7,665	$7,680	$8,644
12/31/23	$10,814	$10,957	$10,938
12/31/24	$14,175	$14,612	$13,619
12/31/25	$17,372	$17,324	$15,984

AVERAGE ANNUAL TOTAL RETURN
	1 Year	Since Inception (8/20/2021)
Class I	22.55%	13.49%
Russell 1000® Growth Index	18.56%	13.42%
Russell 1000® Index	17.37%	11.34%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$102,755,049
Total advisory fees paid	$365,917
Total number of portfolio holdings	142
Period portfolio turnover rate	106%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	46.7%
Common Stocks - Communications	21.0%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Consumer, Cyclical	7.9%
Common Stocks - Industrial	7.9%
Common Stocks - Other	6.1%
Short-Term Investments	2.0%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$86	0.77%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 22.27% for the year ended December 31, 2025, compared to an 18.56% gain for the Russell 1000® Growth Index.

Top Contributors to Performance:

  Market sentiment signals derived from social media and machine learning analysis of management commentary

  Macro signals identifying favorable industry and style rotations

  Signals emphasizing high research and development investment and robust operating income relative to price

  Retail signals related to online retail trends and alternative data related to labor mobility

Top Detractors from Performance:

  Signals penalizing companies with rising labor costs and those flagged for environmental, societal and governance controversies

  Quality signals focusing on sales growth and long-term incentive intensity lagged

  Macro theme signals tied to specific policy regimes and dynamic trends

5173002

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Growth Portfolio ($36,096)	Russell 1000® Growth Index ($39,419)	Russell 1000® Index ($29,787)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,320	$10,388	$10,407
12/31/18	$10,013	$10,231	$9,909
12/31/19	$13,355	$13,954	$13,023
12/31/20	$17,987	$19,326	$15,753
12/31/21	$22,895	$24,659	$19,920
12/31/22	$16,049	$17,474	$16,110
12/31/23	$22,583	$24,932	$20,384
12/31/24	$29,522	$33,248	$25,380
12/31/25	$36,096	$39,419	$29,787

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	22.27%	14.95%	17.03%
Russell 1000® Growth Index	18.56%	15.32%	18.29%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$102,755,049
Total advisory fees paid	$365,917
Total number of portfolio holdings	142
Period portfolio turnover rate	106%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Technology	46.7%
Common Stocks - Communications	21.0%
Common Stocks - Consumer, Non-cyclical	8.4%
Common Stocks - Consumer, Cyclical	7.9%
Common Stocks - Industrial	7.9%
Common Stocks - Other	6.1%
Short-Term Investments	2.0%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined International Core Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$92	0.79%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 32.60% for the year ended December 31, 2025, compared to a 32.39% gain for the MSCI ACWI ex USA Index.

Top Contributors to Performance:

  Thematic models identifying and capturing sector rotations

  Market sentiment signals leveraging machine learning and trending methodologies

  Value signals focusing on book-to-price and cash flow generation

  Quality signals rewarding high disclosure standards and penalizing equity dilution

Top Detractors from Performance:

  Select thematic signals designed for downside protection

  Certain machine-learned earnings and broker sentiment models

  Non-financial quality signals focusing on those related to human capital and cybersecurity

  Value signals focused on skewness, book-to-price, and anti-momentum

5173005

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined International Core Portfolio ($17,280)	MSCI ACWI ex USA Index ($17,317)
11/01/17	$10,000	$10,000
12/31/17	$10,200	$10,260
12/31/18	$8,691	$8,803
12/31/19	$10,473	$10,697
12/31/20	$11,564	$11,837
12/31/21	$12,567	$12,763
12/31/22	$10,653	$10,720
12/31/23	$12,318	$12,394
12/31/24	$13,032	$13,080
12/31/25	$17,280	$17,317

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	32.60%	8.36%	6.93%
MSCI ACWI ex USA Index	32.39%	7.91%	6.96%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$146,331,334
Total advisory fees paid	$700,940
Total number of portfolio holdings	580
Period portfolio turnover rate	56%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	17.5%
Japan	13.7%
China	8.6%
Canada	8.2%
United Kingdom	7.7%
France	6.3%
Germany	5.8%
Australia	4.3%
Other Country	26.8%
Other Assets Less Liabilities - Net	1.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined International Core Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined International Core Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$121	1.04%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 32.33% for the year ended December 31, 2025, compared to a 32.39% gain for the MSCI ACWI ex USA Index.

Top Contributors to Performance:

  Thematic models identifying and capturing sector rotations

  Market sentiment signals leveraging machine learning and trending methodologies

  Value signals focusing on book-to-price and cash flow generation

  Quality signals rewarding high disclosure standards and penalizing equity dilution

Top Detractors from Performance:

  Select thematic signals designed for downside protection

  Certain machine-learned earnings and broker sentiment models

  Non-financial quality signals focusing on those related to human capital and cybersecurity

  Value signals focused on skewness, book-to-price, and anti-momentum

5173008

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined International Core Portfolio ($16,939)	MSCI ACWI ex USA Index ($17,317)
11/01/17	$10,000	$10,000
12/31/17	$10,190	$10,260
12/31/18	$8,666	$8,803
12/31/19	$10,418	$10,697
12/31/20	$11,465	$11,837
12/31/21	$12,436	$12,763
12/31/22	$10,516	$10,720
12/31/23	$12,128	$12,394
12/31/24	$12,800	$13,080
12/31/25	$16,939	$17,317

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	32.33%	8.12%	6.67%
MSCI ACWI ex USA Index	32.39%	7.91%	6.96%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$146,331,334
Total advisory fees paid	$700,940
Total number of portfolio holdings	580
Period portfolio turnover rate	56%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Country	% of Net Assets
United States	17.5%
Japan	13.7%
China	8.6%
Canada	8.2%
United Kingdom	7.7%
France	6.3%
Germany	5.8%
Australia	4.3%
Other Country	26.8%
Other Assets Less Liabilities - Net	1.1%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$72	0.69%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 10.12% for the year ended December 31, 2025, compared to an 8.66% gain for the Russell Midcap® Growth Index.

Top Contributors to Performance:

  Market sentiment signals focused on analyzing hedge fund positioning, short volume dynamics, and machine-learning

  Value signals focused on operating income yield and research and development expenditures relative to price

  Signals related to alternative data surrounding credit card transactions and software

Top Detractors from Performance:

  Market sentiment signals focusing industry momentum

  Growth quality signals focusing on founder involvement, long-term incentives, and employee benefits

  Macro themes focusing on deregulation and retail investor activity

  Environmental, societal, and governance signals and management disclosure quality

  Signals related to alternative data related to brand sentiment and labor cost indicators

5173012

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($25,440)	Russell Midcap® Growth Index ($25,155)	Russell 1000® Index ($29,787)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,350	$10,423	$10,407
12/31/18	$10,032	$9,928	$9,909
12/31/19	$13,311	$13,449	$13,023
12/31/20	$18,172	$18,235	$15,753
12/31/21	$20,768	$20,556	$19,920
12/31/22	$15,277	$15,063	$16,110
12/31/23	$19,007	$18,960	$20,384
12/31/24	$23,103	$23,151	$25,380
12/31/25	$25,440	$25,155	$29,787

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	10.12%	6.96%	12.12%
Russell Midcap® Growth Index	8.66%	6.65%	11.96%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$257,712,512
Total advisory fees paid	$1,437,748
Total number of portfolio holdings	318
Period portfolio turnover rate	115%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	21.0%
Common Stocks - Technology	20.7%
Common Stocks - Consumer, Cyclical	20.2%
Common Stocks - Industrial	15.8%
Common Stocks - Communications	8.0%
Common Stocks - Other	12.8%
Short-Term Investments	1.5%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$99	0.94%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 9.90% for the year ended December 31, 2025, compared to an 8.66% gain for the Russell Midcap® Growth Index.

Top Contributors to Performance:

  Market sentiment signals focused on analyzing hedge fund positioning, short volume dynamics, and machine-learning

  Value signals focused on operating income yield and research and development expenditures relative to price

  Signals related to alternative data surrounding credit card transactions and software

Top Detractors from Performance:

  Market sentiment signals focusing industry momentum

  Growth quality signals focusing on founder involvement, long-term incentives, and employee benefits

  Macro themes focusing on deregulation and retail investor activity

  Environmental, societal, and governance signals and management disclosure quality

  Signals related to alternative data related to brand sentiment and labor cost indicators

5173020

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($24,942)	Russell Midcap® Growth Index ($25,155)	Russell 1000® Index ($29,787)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,350	$10,423	$10,407
12/31/18	$10,003	$9,928	$9,909
12/31/19	$13,253	$13,449	$13,023
12/31/20	$18,041	$18,235	$15,753
12/31/21	$20,559	$20,556	$19,920
12/31/22	$15,095	$15,063	$16,110
12/31/23	$18,720	$18,960	$20,384
12/31/24	$22,695	$23,151	$25,380
12/31/25	$24,942	$25,155	$29,787

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	9.90%	6.69%	11.85%
Russell Midcap® Growth Index	8.66%	6.65%	11.96%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$257,712,512
Total advisory fees paid	$1,437,748
Total number of portfolio holdings	318
Period portfolio turnover rate	115%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Consumer, Non-cyclical	21.0%
Common Stocks - Technology	20.7%
Common Stocks - Consumer, Cyclical	20.2%
Common Stocks - Industrial	15.8%
Common Stocks - Communications	8.0%
Common Stocks - Other	12.8%
Short-Term Investments	1.5%
Rights	0.0%Footnote Reference†
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Value Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$65	0.60%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 17.17% for the year ended December 31, 2025, compared to a 15.91% gain for the Russell 1000® Value Index.

Top Contributors to Performance:

  Value signals focusing on earnings resilience and attractive valuations

  Fundamental signals emphasizing companies with balance sheet strength, particularly manageable leverage and cost structures

  Market sentiment signals focused on analyzing short volume and unemployment searches (labor trends)

  Environmental, societal and governance signals focusing on companies with strong human capital management, notably those measuring employee satisfaction

Top Detractors from Performance:

  Quality signals focusing on sales growth and traditional disclosure metrics

  Market sentiment signals focusing on broker scenario analysis and job postings

  Retail signals and alternative data related to online retail rankings and initial jobless claims

5173027

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Value Portfolio ($22,510)	Russell 1000® Value Index ($21,271)	Russell 1000® Index ($29,787)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,440	$10,425	$10,407
12/31/18	$9,608	$9,563	$9,909
12/31/19	$12,037	$12,102	$13,023
12/31/20	$12,536	$12,440	$15,753
12/31/21	$15,867	$15,570	$19,920
12/31/22	$14,539	$14,396	$16,110
12/31/23	$16,567	$16,046	$20,384
12/31/24	$19,211	$18,352	$25,380
12/31/25	$22,510	$21,271	$29,787

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	17.17%	12.42%	10.45%
Russell 1000® Value Index	15.91%	11.33%	9.69%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$229,203,035
Total advisory fees paid	$1,004,643
Total number of portfolio holdings	361
Period portfolio turnover rate	112%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.5%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Industrial	14.5%
Common Stocks - Communications	13.5%
Common Stocks - Technology	10.5%
Common Stocks - Other	17.8%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Disciplined Value Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Disciplined Value Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.85%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 16.90% for the year ended December 31, 2025, compared to a 15.91% gain for the Russell 1000® Value Index.

Top Contributors to Performance:

  Value signals focusing on earnings resilience and attractive valuations

  Fundamental signals emphasizing companies with balance sheet strength, particularly manageable leverage and cost structures

  Market sentiment signals focused on analyzing short volume and unemployment searches (labor trends)

  Environmental, societal and governance signals focusing on companies with strong human capital management, notably those measuring employee satisfaction

Top Detractors from Performance:

  Quality signals focusing on sales growth and traditional disclosure metrics

  Market sentiment signals focusing on broker scenario analysis and job postings

  Retail signals and alternative data related to online retail rankings and initial jobless claims

5173031

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Disciplined Value Portfolio ($22,076)	Russell 1000® Value Index ($21,271)	Russell 1000® Index ($29,787)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$10,450	$10,425	$10,407
12/31/18	$9,597	$9,563	$9,909
12/31/19	$11,989	$12,102	$13,023
12/31/20	$12,461	$12,440	$15,753
12/31/21	$15,730	$15,570	$19,920
12/31/22	$14,375	$14,396	$16,110
12/31/23	$16,345	$16,046	$20,384
12/31/24	$18,885	$18,352	$25,380
12/31/25	$22,076	$21,271	$29,787

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	16.90%	12.12%	10.19%
Russell 1000® Value Index	15.91%	11.33%	9.69%
Russell 1000® Index	17.37%	13.59%	14.30%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$229,203,035
Total advisory fees paid	$1,004,643
Total number of portfolio holdings	361
Period portfolio turnover rate	112%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks - Financial	24.5%
Common Stocks - Consumer, Non-cyclical	17.8%
Common Stocks - Industrial	14.5%
Common Stocks - Communications	13.5%
Common Stocks - Technology	10.5%
Common Stocks - Other	17.8%
Short-Term Investments	1.4%
Other Assets Less Liabilities - Net	0.0%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock High Yield Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$68	0.66%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 6.87% for the year ended December 31, 2025, compared to a 8.73% gain for the ICE BofA BB-B U.S. High Yield Constrained Index.

Top Contributors to Performance:

  Security selection in financial services, particularly within the consumer, communication, and lease financing subsectors

  Overweight allocation to the banking sector

  Security selection in telecommunications, particularly within the wireline integrated & services subsector

Top Detractors from Performance:

  Security selection within energy, particularly within the gas-distribution subsector

  Underweight allocation in healthcare, particularly the pharmaceuticals subsector

  Security selection in Leisure, specifically the recreation & travel subsector

5173035

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock High Yield Portfolio ($14,159)	ICE BofA BB-B US High Yield Constrained Index ($14,641)	Bloomberg US Universal Bond Index ($11,795)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$9,920	$9,988	$10,029
12/31/18	$9,491	$9,784	$10,003
12/31/19	$10,921	$11,262	$10,933
12/31/20	$11,553	$11,969	$11,761
12/31/21	$12,015	$12,519	$11,631
12/31/22	$10,857	$11,195	$10,120
12/31/23	$12,200	$12,603	$10,745
12/31/24	$13,248	$13,466	$10,964
12/31/25	$14,159	$14,641	$11,795

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	6.87%	4.15%	4.35%
ICE BofA BB-B US High Yield Constrained Index	8.73%	4.11%	4.78%
Bloomberg US Universal Bond Index	7.58%	0.06%	2.04%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,100,468
Total advisory fees paid	$224,127
Total number of portfolio holdings	366
Period portfolio turnover rate	76%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	19.6%
Corporate Bonds and Notes - Consumer, Cyclical	16.5%
Corporate Bonds and Notes - Communications	16.5%
Corporate Bonds and Notes - Energy	13.4%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.8%
Corporate Bonds and Notes - Other	23.0%
Short-Term Investments	0.6%
Other Assets Less Liabilities - Net	1.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock High Yield Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock High Yield Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$94	0.91%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by BlackRock Investment Management, LLC (“BlackRock”).

The Portfolio posted a return of 6.64% for the year ended December 31, 2025, compared to a 8.73% gain for the ICE BofA BB-B U.S. High Yield Constrained Index.

Top Contributors to Performance:

  Security selection in financial services, particularly within the consumer, communication, and lease financing subsectors

  Overweight allocation to the banking sector

  Security selection in telecommunications, particularly within the wireline integrated & services subsector

Top Detractors from Performance:

  Security selection within energy, particularly within the gas-distribution subsector

  Underweight allocation in healthcare, particularly the pharmaceuticals subsector

  Security selection in Leisure, specifically the recreation & travel subsector

5173042

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock High Yield Portfolio ($13,882)	ICE BofA BB-B US High Yield Constrained Index ($14,641)	Bloomberg US Universal Bond Index ($11,795)
11/01/17	$10,000	$10,000	$10,000
12/31/17	$9,920	$9,988	$10,029
12/31/18	$9,468	$9,784	$10,003
12/31/19	$10,859	$11,262	$10,933
12/31/20	$11,464	$11,969	$11,761
12/31/21	$11,893	$12,519	$11,631
12/31/22	$10,723	$11,195	$10,120
12/31/23	$12,021	$12,603	$10,745
12/31/24	$13,017	$13,466	$10,964
12/31/25	$13,882	$14,641	$11,795

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class II	6.64%	3.90%	4.10%
ICE BofA BB-B US High Yield Constrained Index	8.73%	4.11%	4.78%
Bloomberg US Universal Bond Index	7.58%	0.06%	2.04%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$44,100,468
Total advisory fees paid	$224,127
Total number of portfolio holdings	366
Period portfolio turnover rate	76%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes - Financial	19.6%
Corporate Bonds and Notes - Consumer, Cyclical	16.5%
Corporate Bonds and Notes - Communications	16.5%
Corporate Bonds and Notes - Energy	13.4%
Corporate Bonds and Notes - Consumer, Non-cyclical	8.8%
Corporate Bonds and Notes - Other	23.0%
Short-Term Investments	0.6%
Other Assets Less Liabilities - Net	1.6%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Goldman Sachs Core Fixed Income Portfolio - Class I

This annual shareholder report contains important information about Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$54	0.52%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Portfolio is sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

The Portfolio posted a return of 7.80% for the year ended December 31, 2025, compared to a 7.30% gain for the Bloomberg U.S. Aggregate Bond Index.

Top Contributors to Performance:

  Month-end Treasury auction strategy related to duration management

  Overweight allocations to mortgaged-backed securities, commercial mortgaged-backed securities, and collateralized loan obligations, as well as pairing overweight allocation to corporate bonds with overweight to U.S. interest rates

  Preference for the short and intermediate term segments of the credit curve within corporate bonds and lower coupon agency mortgage-backed securities at the beginning of the year within the securitized sector

  European steepeners and long end basis trade within government / swaps strategy

Top Detractors from Performance:

  Overweight allocation to non-agency mortgage-backed securities

  Preference for futures vs. cash Treasuries as an element of duration management within the government / swaps strategy

  Japanese flattener within the duration strategy

5173047

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Goldman Sachs Core Fixed Income Portfolio ($11,586)	Bloomberg US Aggregate Bond Index ($11,517)
11/01/17	$10,000	$10,000
12/31/17	$9,980	$10,034
12/31/18	$9,925	$10,035
12/31/19	$10,867	$10,909
12/31/20	$11,898	$11,728
12/31/21	$11,663	$11,548
12/31/22	$10,048	$10,045
12/31/23	$10,625	$10,601
12/31/24	$10,748	$10,733
12/31/25	$11,586	$11,517

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	Since Inception (11/1/2017)
Class I	7.80%	-0.53%	1.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.74%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$57,495,031
Total advisory fees paid	$194,850
Total number of portfolio holdings	377
Period portfolio turnover rate	60%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Corporate Bonds and Notes	34.3%
Agency Mortgage Backed Securities	32.1%
Asset Backed and Commercial Backed Securities	16.0%
U.S. Treasury Securities and Agency Bonds	14.2%
Short-Term Investments	7.3%
Sovereign Debts	1.1%
Municipal Bonds	1.0%
Other Assets Less Liabilities - Net	(6.0)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the registrant’s website.

(f)	A copy of the Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” as defined by Item 3 of Form N-CSR serving on its audit committee. Joseph E. Breslin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2024	2025
$310,000	$317,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are:

2024	2025
$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2024	2025
$64,000	$64,000

Preparation of Federal & State income tax returns, assistance with calculation of required income and capital gain distributions.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are:

2024	2025
$0	$0

Audit Committee’s Pre-Approval Policies

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

Percentages of Services Approved by the Audit Committee

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

All services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $64,000 for the fiscal year 2024 and $64,000 for the fiscal year 2025.

(h)	The audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information

December 31, 2025

Global Atlantic Portfolios

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Class I and Class II shares*

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

*  As of December 31, 2025, each Portfolio offered Class I and Class II, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares).

Table of Contents

Page
•	Global Atlantic Portfolio of Investments
	Global Atlantic BlackRock Allocation Portfolio	2
	Global Atlantic BlackRock Disciplined Core Portfolio	3 – 6
	Global Atlantic BlackRock Disciplined Growth Portfolio	7 – 9
	Global Atlantic BlackRock Disciplined International Core Portfolio	10 – 17
	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	18 – 22
	Global Atlantic BlackRock Disciplined Value Portfolio	23 – 28
	Global Atlantic BlackRock High Yield Portfolio	29 – 35
	Global Atlantic Goldman Sachs Core Fixed Income Portfolio	36 – 45
•	Financial Statements:
	Statements of Assets and Liabilities	46 – 47
	Statements of Operations	48 – 49
	Statements of Changes in Net Assets	50 – 53
	Financial Highlights	54 – 68
•	Notes to Financial Statements	69 – 89
•	Report of Independent Registered Accounting Firm	90
•	Supplemental Information	91 – 92
•	Proxy Voting Policy	Back Cover
•	Portfolio Holdings	Back Cover

Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 98.4%
DEBT FUNDS - 35.2%
iShares 10-20 Year Treasury Bond ETF	26,232	$2,667,008
iShares Core Total USD Bond Market ETF	283,819	13,208,936
iShares J.P. Morgan USD Emerging Markets Bond ETF	8,447	813,277
iShares MBS ETF	28,418	2,705,962
TOTAL DEBT FUNDS		19,395,183
EQUITY FUNDS - 63.2%
iShares Core MSCI Emerging Markets ETF	52,336	3,518,026
iShares Core S&P 500 ETF	9,202	6,302,818
iShares MSCI EAFE Value ETF	39,893	2,848,759
iShares MSCI USA Momentum Factor ETF	7,598	1,901,855
iShares MSCI USA Quality Factor ETF	10,024	1,990,967
iShares S&P 100 ETF	9,503	3,259,244
iShares S&P 500 Growth ETF	31,483	3,880,595
iShares S&P 500 Value ETF	21,922	4,648,998
iShares U.S. Equity Factor Rotation Active Capitalize ETF	71,690	4,359,469
	Shares/ Principal	Fair Value
EQUITY FUNDS - 63.2% (Continued)
iShares U.S. Technology ETF	10,156	$2,027,950
TOTAL EQUITY FUNDS		34,738,681
TOTAL EXCHANGE TRADED FUNDS (Cost - $43,807,416)		54,133,864
SHORT-TERM INVESTMENTS - 0.9%
MONEY MARKET FUNDS - 0.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a) (Cost - $483,448)	483,448	483,448
TOTAL SHORT-TERM INVESTMENTS (Cost - $483,448)		483,448
TOTAL INVESTMENTS - 99.3% (Cost - $44,290,864)		$54,617,312
OTHER ASSETS LESS LIABILITIES - NET 0.7%		362,542
TOTAL NET ASSETS - 100.0%		$54,979,854

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.4%
Boeing Co. (The)*	1,704	$369,973
General Dynamics Corp.	5,904	1,987,641
General Electric Co.	13,957	4,299,175
HEICO Corp., Class A	4,898	1,236,402
Howmet Aerospace, Inc.	1,172	240,283
Lockheed Martin Corp.	4,184	2,023,675
Northrop Grumman Corp.	940	535,997
RTX Corp.	28,381	5,205,075
		15,898,221
AUTOMOBILE COMPONENTS - 0.3%
BorgWarner, Inc.	46,893	2,112,999
Mobileye Global, Inc., Class A*	9,275	96,831
		2,209,830
AUTOMOBILES - 2.1%
General Motors Co.	3,848	312,919
NIO, Inc., ADR*	25,629	130,708
Tesla, Inc.*	30,296	13,624,717
		14,068,344
BANKS - 3.7%
Bank of America Corp.	115,919	6,375,545
Citigroup, Inc.	54,257	6,331,249
Huntington Bancshares, Inc.	152,816	2,651,358
JPMorgan Chase & Co.	23,408	7,542,526
KeyCorp	41,177	849,893
US Bancorp	6,308	336,595
Wells Fargo & Co.	5,224	486,877
		24,574,043
BEVERAGES - 0.6%
Coca-Cola Co. (The)	40,883	2,858,131
Monster Beverage Corp.*	17,172	1,316,577
		4,174,708
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	22,449	5,129,372
Amgen, Inc.	8,825	2,888,511
Exelixis, Inc.*	9,010	394,908
Gilead Sciences, Inc.	15,332	1,881,850
Ionis Pharmaceuticals, Inc.*	1,206	95,407
Moderna, Inc.*	18,909	557,626
Natera, Inc.*	5,502	1,260,453
Regeneron Pharmaceuticals, Inc.	1,841	1,421,013
TG Therapeutics, Inc.*	2,510	74,823
United Therapeutics Corp.*	1,426	694,818
Vertex Pharmaceuticals, Inc.*	1,132	513,204
Viking Therapeutics, Inc.*	3,501	123,165
		15,035,150
	Shares/ Principal	Fair Value
BROADLINE RETAIL - 4.6%
Amazon.com, Inc.*	130,600	$30,145,092
JD.com, Inc., ADR	18,548	532,327
MercadoLibre, Inc.*	260	523,708
		31,201,127
BUILDING PRODUCTS - 0.4%
Owens Corning	2,276	254,707
Trane Technologies PLC	6,376	2,481,539
		2,736,246
CAPITAL MARKETS - 2.9%
Ameriprise Financial, Inc.	1,067	523,193
Ares Management Corp., Class A	794	128,334
Blackstone, Inc.	2,567	395,677
Charles Schwab Corp. (The)	65,301	6,524,223
CME Group, Inc.	3,015	823,336
Futu Holdings Ltd., ADR*	907	148,939
Interactive Brokers Group, Inc., Class A	12,358	794,743
Intercontinental Exchange, Inc.	21,303	3,450,234
Jefferies Financial Group, Inc.	995	61,660
Moody's Corp.	1,252	639,584
Morgan Stanley	21,783	3,867,136
Nasdaq, Inc.	1,359	132,000
S&P Global, Inc.	3,173	1,658,178
XP, Inc., Class A	5,013	82,063
		19,229,300
CHEMICALS - 0.7%
Corteva, Inc.	63,932	4,285,362
Dow, Inc.	2,823	66,002
Lyondellbasell Industries NV, Class A	7,484	324,057
Mosaic Co. (The)	6,839	164,751
		4,840,172
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Cintas Corp.	14,224	2,675,107
Copart, Inc.*	25,612	1,002,710
Republic Services, Inc.	1,474	312,385
Veralto Corp.	25,532	2,547,583
		6,537,785
COMMUNICATIONS EQUIPMENT - 0.9%
Arista Networks, Inc.*	14,157	1,854,992
Ciena Corp.*	714	166,983
Motorola Solutions, Inc.	9,830	3,768,035
		5,790,010
CONSTRUCTION & ENGINEERING - 0.4%
Comfort Systems USA, Inc.	2,064	1,926,310
MasTec, Inc.*	3,537	768,838
		2,695,148

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
CONSUMER FINANCE - 1.1%
Ally Financial, Inc.	25,826	$1,169,660
American Express Co.	6,283	2,324,396
Capital One Financial Corp.	16,178	3,920,900
Qifu Technology, Inc., ADR	6,723	129,552
		7,544,508
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
Casey's General Stores, Inc.	193	106,673
Costco Wholesale Corp.	10,091	8,701,873
Walmart, Inc.	83,315	9,282,124
		18,090,670
CONTAINERS & PACKAGING - 0.1%
Crown Holdings, Inc.	1,198	123,358
Smurfit Westrock PLC	23,167	895,868
		1,019,226
DIVERSIFIED CONSUMER SERVICES - 0.0%†
Bright Horizons Family Solutions, Inc.*	2,377	241,028
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	183,666	4,562,263
ELECTRIC UTILITIES - 0.7%
Edison International	14,328	859,967
Eversource Energy	7,291	490,903
NextEra Energy, Inc.	10,862	872,001
NRG Energy, Inc.	1,315	209,401
PG&E Corp.	68,565	1,101,839
Pinnacle West Capital Corp.	17,480	1,550,476
		5,084,587
ELECTRICAL EQUIPMENT - 1.2%
AMETEK, Inc.	16,230	3,332,181
Eaton Corp. PLC	4,573	1,456,546
GE Vernova, Inc.	2,873	1,877,707
Rockwell Automation, Inc.	2,842	1,105,737
Vertiv Holdings Co., Class A	2,321	376,025
		8,148,196
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Amphenol Corp., Class A	39,449	5,331,138
Flex Ltd.*	2,142	129,420
Jabil, Inc.	968	220,723
		5,681,281
ENERGY EQUIPMENT & SERVICES - 0.0%†
Schlumberger NV	2,868	110,074
ENTERTAINMENT - 1.0%
Netflix, Inc.*	53,796	5,043,913
ROBLOX Corp., Class A*	3,497	283,362
Roku, Inc.*	3,764	408,356
	Shares/ Principal	Fair Value
ENTERTAINMENT - 1.0% (Continued)
Take-Two Interactive Software, Inc.*	2,698	$690,769
Walt Disney Co. (The)	5,721	650,878
		7,077,278
FINANCIAL SERVICES - 3.9%
Berkshire Hathaway, Inc., Class B*	13,649	6,860,670
Block, Inc.*	13,234	861,401
Fidelity National Information Services, Inc.	20,956	1,392,736
Fiserv, Inc.*	9,417	632,540
Mastercard, Inc., Class A	10,058	5,741,911
Visa, Inc., Class A	30,282	10,620,200
		26,109,458
GROUND TRANSPORTATION - 0.8%
Uber Technologies, Inc.*	30,569	2,497,793
Union Pacific Corp.	12,856	2,973,850
		5,471,643
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Boston Scientific Corp.*	51,488	4,909,381
Intuitive Surgical, Inc.*	2,805	1,588,640
Medtronic PLC	6,462	620,740
Stryker Corp.	11,539	4,055,612
		11,174,373
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Cardinal Health, Inc.	12,297	2,527,033
Centene Corp.*	27,081	1,114,383
Cigna Group (The)	1,565	430,735
HCA Healthcare, Inc.	4,271	1,993,959
McKesson Corp.	3,322	2,725,003
Quest Diagnostics, Inc.	5,856	1,016,192
UnitedHealth Group, Inc.	10,596	3,497,846
		13,305,151
HEALTH CARE REITS - 0.3%
Ventas, Inc.	29,348	2,270,948
HEALTH CARE TECHNOLOGY - 0.1%
Veeva Systems, Inc., Class A*	2,096	467,890
HOTEL & RESORT REITS - 0.1%
Host Hotels & Resorts, Inc.	46,761	829,073
HOTELS, RESTAURANTS & LEISURE - 0.9%
Booking Holdings, Inc.	272	1,456,650
Boyd Gaming Corp.	2	170
Carnival Corp.*	23,845	728,226
Chipotle Mexican Grill, Inc.*	11,736	434,232
Darden Restaurants, Inc.	1,113	204,814
Expedia Group, Inc.	855	242,230
Las Vegas Sands Corp.	4,396	286,136

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
HOTELS, RESTAURANTS & LEISURE - 0.9% (Continued)
McDonald's Corp.	6,793	$2,076,145
Norwegian Cruise Line Holdings Ltd.*	5,485	122,425
Viking Holdings Ltd.*	5,420	387,042
		5,938,070
HOUSEHOLD DURABLES - 0.6%
DR Horton, Inc.	7,995	1,151,520
Garmin Ltd.	4,882	990,314
NVR, Inc.*	220	1,604,409
		3,746,243
HOUSEHOLD PRODUCTS - 0.6%
Kimberly-Clark Corp.	1,979	199,661
Procter & Gamble Co. (The)	28,341	4,061,549
		4,261,210
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%†
Vistra Corp.	608	98,089
INDUSTRIAL CONGLOMERATES - 1.1%
3M Co.	12,924	2,069,133
Honeywell International, Inc.	27,159	5,298,449
		7,367,582
INSURANCE - 2.3%
Allstate Corp. (The)	4,633	964,359
Chubb Ltd.	3,071	958,520
Hanover Insurance Group, Inc. (The)	389	71,098
Hartford Financial Services Group, Inc. (The)	5,832	803,650
Marsh & McLennan Cos., Inc.	23,291	4,320,946
MetLife, Inc.	42,023	3,317,296
Progressive Corp. (The)	7,999	1,821,532
Travelers Cos., Inc. (The)	10,088	2,926,125
		15,183,526
INTERACTIVE MEDIA & SERVICES - 8.5%
Alphabet, Inc., Class A	68,051	21,299,963
Alphabet, Inc., Class C	53,492	16,785,790
Meta Platforms, Inc., Class A	27,240	17,980,852
Pinterest, Inc., Class A*	21,974	568,907
Snap, Inc., Class A*	24,037	193,978
		56,829,490
IT SERVICES - 0.3%
Accenture PLC, Class A	4,239	1,137,324
GoDaddy, Inc., Class A*	2,449	303,872
International Business Machines Corp.	1,083	320,795
VeriSign, Inc.	439	106,655
		1,868,646
MACHINERY - 1.8%
Caterpillar, Inc.	4,275	2,449,019
Crane Co.	589	108,630
	Shares/ Principal	Fair Value
MACHINERY - 1.8% (Continued)
Dover Corp.	508	$99,182
Illinois Tool Works, Inc.	15,194	3,742,282
Otis Worldwide Corp.	22,335	1,950,962
Parker-Hannifin Corp.	4,100	3,603,736
		11,953,811
MARINE TRANSPORTATION - 0.1%
Kirby Corp.*	7,175	790,541
MEDIA - 0.6%
Comcast Corp., Class A	119,503	3,571,945
Fox Corp., Class B	1,623	105,381
Trade Desk, Inc. (The), Class A*	3,821	145,045
		3,822,371
METALS & MINING - 0.5%
Freeport-McMoRan, Inc.	38,763	1,968,773
Newmont Corp.	13,646	1,362,553
		3,331,326
MULTI-UTILITIES - 0.3%
WEC Energy Group, Inc.	20,041	2,113,524
OIL, GAS & CONSUMABLE FUELS - 2.2%
Cheniere Energy, Inc.	4,973	966,701
Chevron Corp.	25,519	3,889,351
Devon Energy Corp.	77,747	2,847,873
EOG Resources, Inc.	32,967	3,461,865
Kinder Morgan, Inc.	81,287	2,234,580
Ovintiv, Inc.	11,455	448,921
Valero Energy Corp.	4,062	661,253
		14,510,544
PHARMACEUTICALS - 3.1%
Bristol-Myers Squibb Co.	124,977	6,741,260
Eli Lilly & Co.	8,260	8,876,857
Johnson & Johnson	16,736	3,463,515
Pfizer, Inc.	72,038	1,793,746
		20,875,378
PROFESSIONAL SERVICES - 0.2%
Equifax, Inc.	4,962	1,076,655
RETAIL REITS - 0.2%
Kimco Realty Corp.	73,366	1,487,129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.4%
Advanced Micro Devices, Inc.*	18,864	4,039,914
Analog Devices, Inc.	595	161,364
Applied Materials, Inc.	3,634	933,902
Broadcom, Inc.	53,648	18,567,573
Intel Corp.*	52,160	1,924,704
Lam Research Corp.	29,273	5,010,952

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.4% (Continued)
Micron Technology, Inc.	18,135	$5,175,910
NVIDIA Corp.	298,527	55,675,286
QUALCOMM, Inc.	14,020	2,398,121
Skyworks Solutions, Inc.	7,671	486,418
Texas Instruments, Inc.	12,558	2,178,687
		96,552,831
SOFTWARE - 10.3%
Adobe, Inc.*	9,468	3,313,705
Atlassian Corp., Class A*	4,692	760,761
Autodesk, Inc.*	1,562	462,368
Cadence Design Systems, Inc.*	1,404	438,862
Crowdstrike Holdings, Inc., Class A*	185	86,721
HubSpot, Inc.*	1,538	617,199
Intuit, Inc.	2,762	1,829,604
Microsoft Corp.	93,836	45,380,966
Oracle Corp.	18,052	3,518,515
Palantir Technologies, Inc., Class A*	24,733	4,396,291
Salesforce, Inc.	19,926	5,278,597
ServiceNow, Inc.*	13,305	2,038,193
Synopsys, Inc.*	3,103	1,457,541
		69,579,323
SPECIALIZED REITS - 0.6%
American Tower Corp.	9,711	1,704,960
CubeSmart	49,290	1,776,905
VICI Properties, Inc.	13,924	391,543
		3,873,408
SPECIALTY RETAIL - 1.3%
AutoZone, Inc.*	372	1,261,638
Best Buy Co., Inc.	9,627	644,335
Home Depot, Inc. (The)	2,796	962,104
O'Reilly Automotive, Inc.*	8,082	737,159
TJX Cos., Inc. (The)	33,219	5,102,770
		8,708,006
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2%
Apple, Inc.	184,008	50,024,415
Dell Technologies, Inc., Class C	6,299	792,918
Hewlett Packard Enterprise Co.	42,084	1,010,858
HP, Inc.	14,587	324,998
	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.2% (Continued)
Pure Storage, Inc., Class A*	2,906	$194,731
SanDisk Corp./de*	2,105	499,685
Seagate Technology Holdings PLC	2,644	728,131
Western Digital Corp.	8,332	1,435,354
		55,011,090
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Deckers Outdoor Corp.*	1,192	123,575
Levi Strauss & Co., Class A	21,111	437,842
		561,417
TOBACCO - 0.4%
Altria Group, Inc.	38,374	2,212,645
Philip Morris International, Inc.	5,367	860,867
		3,073,512
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Applied Industrial Technologies, Inc.	3,841	986,254
Ferguson Enterprises, Inc.	918	204,374
		1,190,628
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
T-Mobile US, Inc.	12,581	2,554,446
TOTAL COMMON STOCKS (Cost - $379,693,542)		662,536,527
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a) (Cost - $9,256,116)	9,256,116	9,256,116
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,256,116)		9,256,116
TOTAL INVESTMENTS - 100.0% (Cost - $388,949,658)		$671,792,643
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		96,868
TOTAL NET ASSETS - 100.0%		$671,889,511

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	29	3/20/2026	$9,994,125	$(9,477)

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 2.0%
General Dynamics Corp.	400	$134,664
General Electric Co.	4,032	1,241,977
HEICO Corp.	39	12,620
HEICO Corp., Class A	818	206,488
Howmet Aerospace, Inc.	1,118	229,212
RTX Corp.	998	183,033
		2,007,994
AUTOMOBILE COMPONENTS - 0.0%†
BorgWarner, Inc.	932	41,996
AUTOMOBILES - 3.5%
Tesla, Inc.*	8,047	3,618,897
BANKS - 0.2%
Bank of America Corp.	2,089	114,895
NU Holdings Ltd., Class A*	6,013	100,658
		215,553
BIOTECHNOLOGY - 2.1%
AbbVie, Inc.	5,355	1,223,564
Alnylam Pharmaceuticals, Inc.*	252	100,208
Amgen, Inc.	979	320,436
Exelixis, Inc.*	1,072	46,986
Gilead Sciences, Inc.	688	84,445
Natera, Inc.*	1,096	251,083
Vertex Pharmaceuticals, Inc.*	182	82,511
		2,109,233
BROADLINE RETAIL - 5.2%
Amazon.com, Inc.*	21,304	4,917,389
Coupang, Inc.*	4,662	109,977
MercadoLibre, Inc.*	135	271,925
		5,299,291
BUILDING PRODUCTS - 0.4%
Trane Technologies PLC	1,131	440,185
CAPITAL MARKETS - 1.3%
Ameriprise Financial, Inc.	76	37,266
Blackstone, Inc.	357	55,028
Charles Schwab Corp. (The)	10,899	1,088,919
Intercontinental Exchange, Inc.	468	75,797
Moody's Corp.	189	96,551
Morgan Stanley	155	27,517
		1,381,078
CHEMICALS - 0.1%
Corteva, Inc.	1,098	73,599
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Cintas Corp.	3,281	617,058
Copart, Inc.*	3,471	135,890
	Shares/ Principal	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 1.1% (Continued)
Veralto Corp.	3,858	$384,951
		1,137,899
COMMUNICATIONS EQUIPMENT - 1.2%
Arista Networks, Inc.*	4,976	652,005
Ciena Corp.*	294	68,758
Motorola Solutions, Inc.	1,287	493,333
		1,214,096
CONSTRUCTION & ENGINEERING - 0.3%
Comfort Systems USA, Inc.	356	332,251
MasTec, Inc.*	97	21,085
		353,336
CONSUMER FINANCE - 0.5%
American Express Co.	992	366,990
Capital One Financial Corp.	794	192,434
		559,424
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
Costco Wholesale Corp.	2,078	1,791,943
Walmart, Inc.	5,906	657,987
		2,449,930
ELECTRICAL EQUIPMENT - 1.1%
AMETEK, Inc.	1,038	213,112
Eaton Corp. PLC	141	44,910
GE Vernova, Inc.	869	567,952
Rockwell Automation, Inc.	322	125,280
Vertiv Holdings Co., Class A	973	157,636
		1,108,890
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Amphenol Corp., Class A	11,623	1,570,732
Coherent Corp.*	144	26,578
Flex Ltd.*	3,522	212,799
Jabil, Inc.	727	165,771
Keysight Technologies, Inc.*	1,110	225,541
TE Connectivity PLC	676	153,797
		2,355,218
ENTERTAINMENT - 2.1%
Netflix, Inc.*	16,900	1,584,544
ROBLOX Corp., Class A*	2,328	188,638
Spotify Technology SA*	732	425,080
		2,198,262
FINANCIAL SERVICES - 4.1%
Block, Inc.*	720	46,865
Mastercard, Inc., Class A	2,960	1,689,805
Visa, Inc., Class A	7,143	2,505,121
		4,241,791

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
GROUND TRANSPORTATION - 0.6%
Uber Technologies, Inc.*	7,103	$580,386
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Boston Scientific Corp.*	7,196	686,139
Intuitive Surgical, Inc.*	917	519,352
Stryker Corp.	865	304,021
		1,509,512
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Cardinal Health, Inc.	1,061	218,036
HCA Healthcare, Inc.	241	112,513
McKesson Corp.	637	522,525
		853,074
HEALTH CARE TECHNOLOGY - 0.0%†
Veeva Systems, Inc., Class A*	156	34,824
HOTELS, RESTAURANTS & LEISURE - 1.4%
Airbnb, Inc., Class A*	1,557	211,316
Booking Holdings, Inc.	134	717,614
Carnival Corp.*	1,414	43,184
DoorDash, Inc., Class A*	257	58,205
Expedia Group, Inc.	233	66,011
Viking Holdings Ltd.*	3,995	285,283
		1,381,613
HOUSEHOLD DURABLES - 0.2%
Garmin Ltd.	238	48,278
NVR, Inc.*	23	167,734
		216,012
INDUSTRIAL CONGLOMERATES - 1.1%
3M Co.	1,161	185,876
Honeywell International, Inc.	4,900	955,941
		1,141,817
INSURANCE - 0.1%
Marsh & McLennan Cos., Inc.	498	92,389
Travelers Cos., Inc. (The)	107	31,036
		123,425
INTERACTIVE MEDIA & SERVICES - 10.4%
Alphabet, Inc., Class A	11,627	3,639,251
Alphabet, Inc., Class C	9,793	3,073,043
Meta Platforms, Inc., Class A	5,913	3,903,112
Pinterest, Inc., Class A*	3,558	92,117
		10,707,523
IT SERVICES - 0.2%
Cloudflare, Inc., Class A*	824	162,452
GoDaddy, Inc., Class A*	463	57,449
		219,901
	Shares/ Principal	Fair Value
MACHINERY - 0.5%
Illinois Tool Works, Inc.	930	$229,059
Parker-Hannifin Corp.	345	303,241
		532,300
MEDIA - 0.0%†
Trade Desk, Inc. (The), Class A*	775	29,419
METALS & MINING - 0.1%
Freeport-McMoRan, Inc.	1,746	88,679
PHARMACEUTICALS - 3.1%
Bristol-Myers Squibb Co.	9,111	491,448
Eli Lilly & Co.	2,462	2,645,862
		3,137,310
PROFESSIONAL SERVICES - 0.0%†
Equifax, Inc.	206	44,698
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.8%
Advanced Micro Devices, Inc.*	5,362	1,148,326
Analog Devices, Inc.	1,519	411,953
Applied Materials, Inc.	751	193,000
Astera Labs, Inc.*	543	90,333
Broadcom, Inc.	15,551	5,382,201
Credo Technology Group Holding Ltd.*	451	64,894
Intel Corp.*	465	17,159
KLA Corp.	313	380,320
Lam Research Corp.	7,558	1,293,778
Marvell Technology, Inc.	1,450	123,221
Microchip Technology, Inc.	971	61,872
Micron Technology, Inc.	881	251,446
Monolithic Power Systems, Inc.	180	163,145
NVIDIA Corp.	52,166	9,728,959
QUALCOMM, Inc.	3,081	527,005
Skyworks Solutions, Inc.	1,483	94,037
Texas Instruments, Inc.	2,569	445,696
		20,377,345
SOFTWARE - 17.0%
Adobe, Inc.*	2,112	739,179
AppLovin Corp., Class A*	434	292,438
Atlassian Corp., Class A*	1,357	220,024
Autodesk, Inc.*	1,829	541,402
Cadence Design Systems, Inc.*	1,081	337,899
Confluent, Inc., Class A*	692	20,926
Crowdstrike Holdings, Inc., Class A*	720	337,507
Datadog, Inc., Class A*	476	64,731
Dynatrace, Inc.*	1,739	75,368
Elastic NV*	174	13,127
HubSpot, Inc.*	530	212,689
Intuit, Inc.	1,119	741,248
Manhattan Associates, Inc.*	703	121,837
Microsoft Corp.	18,782	9,083,351

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SOFTWARE - 17.0% (Continued)
Oracle Corp.	6,503	$1,267,500
Palantir Technologies, Inc., Class A*	7,614	1,353,389
Palo Alto Networks, Inc.*	1,857	342,059
Salesforce, Inc.	1,643	435,247
ServiceNow, Inc.*	5,739	879,157
Synopsys, Inc.*	728	341,956
		17,421,034
SPECIALTY RETAIL - 1.4%
AutoZone, Inc.*	31	105,137
Home Depot, Inc. (The)	561	193,040
O'Reilly Automotive, Inc.*	3,635	331,548
TJX Cos., Inc. (The)	5,026	772,044
		1,401,769
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.8%
Apple, Inc.	33,663	9,151,623
Dell Technologies, Inc., Class C	2,394	301,357
Hewlett Packard Enterprise Co.	1,217	29,232
HP, Inc.	7,018	156,361
NetApp, Inc.	423	45,299
Pure Storage, Inc., Class A*	2,603	174,427
SanDisk Corp./de*	85	20,177
Seagate Technology Holdings PLC	163	44,889
	Shares/ Principal	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.8% (Continued)
Western Digital Corp.	735	$126,619
		10,049,984
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
T-Mobile US, Inc.	474	96,241
TOTAL COMMON STOCKS (Cost - $51,306,321)		100,753,538
SHORT-TERM INVESTMENTS - 2.0%
MONEY MARKET FUNDS - 2.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a) (Cost - $2,009,456)	2,009,456	2,009,456
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,009,456)		2,009,456
TOTAL INVESTMENTS - 100.0% (Cost - $53,315,777)		$102,762,994
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(7,945)
TOTAL NET ASSETS - 100.0%		$102,755,049

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	3/20/2026	$2,036,540	$9,564

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 85.3%
AUSTRALIA - 4.4%
Anglogold Ashanti PLC	4,373	$378,224
Aristocrat Leisure Ltd.	11,734	455,248
BHP Group Ltd., ADR	18,745	568,630
BHP Group Ltd.	2,965	90,091
Coles Group Ltd.	1,066	15,241
Commonwealth Bank of Australia	8,026	859,393
Computershare Ltd.	2,798	63,700
CSL Ltd.	1,982	228,191
Evolution Mining Ltd.	8,932	75,526
Fortescue Ltd.	16,874	247,666
Glencore PLC*	120,011	656,256
Insurance Australia Group Ltd.	3,494	18,593
JB Hi-Fi Ltd.	305	19,570
Macquarie Group Ltd.	5,216	706,788
National Australia Bank Ltd.	976	27,537
Orica Ltd.	6,137	99,365
Pro Medicus Ltd.	642	94,558
Qantas Airways Ltd.	16,734	115,831
QBE Insurance Group Ltd.	9,422	124,970
REA Group Ltd.	1,449	177,204
Rio Tinto Ltd.	290	28,393
Rio Tinto PLC	1,614	130,124
Santos Ltd.	36,063	148,380
Sonic Healthcare Ltd.	10,013	150,971
South32 Ltd.	6,279	14,906
Telstra Group Ltd.	7,238	23,506
Transurban Group	17,376	164,654
Wesfarmers Ltd.	9,111	492,676
Worley Ltd.	9,196	77,084
		6,253,275
AUSTRIA - 0.1%
BAWAG Group AG*,(a)	1,250	189,380
Erste Group Bank AG	1	121
		189,501
BELGIUM - 0.3%
Ageas SA	4,355	305,861
UCB SA	348	97,518
		403,379
BRAZIL - 1.2%
Ambev SA	25,083	63,443
B3 SA - Brasil Bolsa Balcao	79,380	201,211
Banco Bradesco SA	14,933	42,512
Banco Santander Brasil SA	9,764	60,689
BB Seguridade Participacoes SA	10,028	66,155
CPFL Energia SA	9,598	93,340
Embraer SA	4,637	74,974
Energisa SA	5,905	50,818
Lojas Renner SA	78,664	193,080
	Shares/ Principal	Fair Value
BRAZIL - 1.2% (Continued)
Petroleo Brasileiro SA	10,493	$62,367
Porto Seguro SA	3,608	31,841
Telefonica Brasil SA	2,880	17,397
TOTVS SA	4,800	36,860
Ultrapar Participacoes SA	27,650	105,458
Vale SA	5,430	71,307
Wheaton Precious Metals Corp.	4,723	555,975
		1,727,427
CANADA - 8.2%
Agnico Eagle Mines Ltd.	2,500	424,512
Alimentation Couche-Tard, Inc.	2,255	123,316
Aritzia, Inc.*	1,443	123,535
Bank of Montreal	3,013	391,805
Bank of Nova Scotia (The)	2,799	206,706
Barrick Mining Corp.	14,664	639,621
BCE, Inc.	3,181	75,977
Brookfield Corp.	4,372	201,002
Brookfield Infrastructure Corp., Class A	6,288	285,833
Brookfield Renewable Corp.	3,541	136,009
Cameco Corp.	3,562	326,589
Canadian Imperial Bank of Commerce	3,894	353,478
Canadian National Railway Co.	4,268	422,674
Canadian Natural Resources Ltd.	5,819	197,356
Canadian Pacific Kansas City Ltd.	2,914	214,816
Celestica, Inc.*	717	212,372
CGI, Inc.	678	62,708
Constellation Software, Inc.	142	342,002
Descartes Systems Group, Inc. (The)*	1,692	148,629
Dollarama, Inc.	2,056	307,691
Empire Co. Ltd., Class A	3,811	132,673
Enbridge, Inc.	2,629	125,970
Fairfax Financial Holdings Ltd.	229	437,015
Finning International, Inc.	542	29,406
FirstService Corp.	510	79,416
Fortis, Inc.	1,589	82,722
Franco-Nevada Corp.	274	56,871
George Weston Ltd.	5,560	384,079
Hudbay Minerals, Inc.	3,022	60,076
Intact Financial Corp.	410	85,464
Kinross Gold Corp.	9,390	264,831
Loblaw Cos., Ltd.	12,873	582,725
Magna International, Inc.	1,086	57,970
Manulife Financial Corp.	5,579	202,851
Metro, Inc.	1,114	80,286
RioCan Real Estate Investment Trust	11,199	152,779
Royal Bank of Canada	6,219	1,061,597
Shopify, Inc., Class A*	4,554	734,221
Stantec, Inc.	3,822	361,135
Sun Life Financial, Inc.	1,060	66,256
Suncor Energy, Inc.	10,997	488,738

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
CANADA - 8.2% (Continued)
Teck Resources Ltd., Class B	554	$26,557
TELUS Corp.	5,417	71,489
TFI International, Inc.	508	52,577
Thomson Reuters Corp.	2,917	385,450
TMX Group Ltd.	1,332	50,754
Toronto-Dominion Bank (The)	6,133	578,782
WSP Global, Inc.	282	51,127
		11,940,449
CHILE - 0.1%
Lundin Mining Corp., Class Common Subscription Receipt	7,829	210,182
CHINA - 8.6%
3SBio, Inc.*,(a)	12,500	38,832
Alibaba Group Holding Ltd.	73,000	1,339,295
Aluminum Corp. of China Ltd., Class H	54,000	84,432
ANTA Sports Products Ltd.	3,400	35,186
Autohome, Inc., ADR	681	15,159
Baidu, Inc., Class A*	7,988	134,955
Bank of China Ltd., Class H	367,000	210,294
Baoshan Iron & Steel Co. Ltd., Class A	95,470	101,780
Beijing Enterprises Holdings Ltd.	10,000	40,881
Bilibili, Inc., Class Z*	660	16,357
BOC Hong Kong Holdings Ltd.	26,000	131,679
BOE Technology Group Co. Ltd., Class A	231,100	139,226
BYD Co. Ltd., Class H	19,000	232,755
China CITIC Bank Corp. Ltd., Class H	36,000	32,099
China Construction Bank Corp., Class H	487,000	481,150
China International Capital Corp Ltd., Class A	53,500	267,954
China Life Insurance Co. Ltd., Class H	64,000	225,133
China Mengniu Dairy Co. Ltd.	10,000	19,156
China Merchants Bank Co. Ltd., Class A	19,200	115,670
China Merchants Bank Co. Ltd., Class H	14,500	98,362
China Petroleum & Chemical Corp., Class H	44,000	26,399
China Resources Land Ltd.	18,000	62,902
China Tower Corp. Ltd., Class H (a)	11,200	16,634
CMOC Group Ltd., Class H	27,000	66,741
Contemporary Amperex Technology Co. Ltd., Class A	5,300	278,540
CSPC Pharmaceutical Group Ltd.	39,040	42,283
ENN Energy Holdings Ltd.	6,200	55,122
Foxconn Industrial Internet Co. Ltd.	700	6,215
Fuyao Glass Industry Group Co. Ltd.	7,700	71,368
Geely Automobile Holdings Ltd.	63,000	144,883
GigaDevice Semiconductor, Inc., Class A	1,500	45,989
GoerTek, Inc., Class A	5,600	23,023
Great Wall Motor Co. Ltd., Class H	45,500	89,439
Guangdong Investment Ltd.	28,000	24,426
	Shares/ Principal	Fair Value
CHINA - 8.6% (Continued)
Haier Smart Home Co. Ltd., Class A	10,200	$31,818
Industrial & Commercial Bank of China Ltd., Class H	355,000	286,882
Innovent Biologics, Inc.*,(a)	8,500	83,269
JD.com, Inc., Class A	15,950	228,691
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	14,700	125,309
Kuaishou Technology (a)	3,700	30,400
Kunlun Energy Co. Ltd.	22,000	21,001
Lenovo Group Ltd.	76,000	90,417
Li Auto, Inc., Class A*	2,800	23,329
Luxshare Precision Industry Co. Ltd., Class A	6,700	54,372
Meituan, Class B*,(a)	29,610	392,974
Midea Group Co. Ltd.	14,300	159,920
Montage Technology Co., Ltd.	2,314	39,007
NetEase, Inc.	9,760	269,094
New Oriental Education & Technology Group, Inc.	3,200	17,366
OmniVision Integrated Circuits Group, Inc., Class A	3,800	68,462
PDD Holdings, Inc., ADR*	803	91,052
PetroChina Co. Ltd., Class H	152,000	163,649
Ping An Insurance Group Co. of China Ltd., Class A	26,700	261,340
Ping An Insurance Group Co. of China Ltd., Class H	57,000	477,105
Pop Mart International Group Ltd. (a)	4,600	110,929
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	27,340
Prosus NV*	7,205	447,212
Samsung Episholdings Co. Ltd.	2,300	56,294
Sany Heavy Industry Co. Ltd., Class A	10,800	32,656
Shenzhen Inovance Technology Co. Ltd., Class A	3,000	32,339
Sino Biopharmaceutical Ltd.	84,000	66,695
Sunny Optical Technology Group Co. Ltd.	2,500	21,054
Tencent Holdings Ltd.	38,500	2,962,870
Tingyi Cayman Islands Holding Corp.	10,000	15,147
Trip.com Group Ltd.	2,645	188,261
WuXi AppTec Co. Ltd., Class A	1,200	15,565
Wuxi Biologics Cayman, Inc.*,(a)	3,500	14,138
Xiaomi Corp., Class B*,(a)	96,000	484,718
XPeng, Inc., Class A*	3,500	35,681
Xtep International Holdings Ltd.	22,000	15,009
Yangzijiang Shipbuilding Holdings Ltd.	17,500	47,356
Zai Lab Ltd.*	4,030	7,067
Zhejiang NHU Co Ltd.	16,100	58,035
Zhongji Innolight Co. Ltd., Class A	600	52,374
Zijin Mining Group Co. Ltd., Class H	66,000	302,378
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	15,135
		12,638,029

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
DENMARK - 0.9%
Danske Bank A/S	1,504	$75,347
Genmab A/S*	507	161,596
Novo Nordisk A/S, Class B	11,637	595,153
Pandora A/S	1,120	124,617
Tryg A/S	5,621	147,163
Vestas Wind Systems A/S	4,481	122,178
Zealand Pharma A/S*	309	22,661
		1,248,715
FINLAND - 0.7%
Elisa Oyj	590	26,151
Kone Oyj, Class B	983	69,916
Nokia Oyj	46,952	307,255
Nordea Bank Abp	11,783	222,593
Sampo Oyj, Class A	16,649	201,987
Wartsila OYJ Abp	4,018	143,456
		971,358
FRANCE - 6.3%
Air Liquide SA	2,628	494,635
Airbus SE	185	43,107
Amundi SA (a)	1,057	87,642
AXA SA	13,596	654,042
BNP Paribas SA	9,575	908,512
Bouygues SA	1,123	58,493
Bureau Veritas SA	7,910	252,499
Capgemini SE	230	38,425
Carrefour SA	2,643	44,171
Credit Agricole SA	16,833	346,955
Danone SA	1,800	162,314
Dassault Systemes SE	7,819	218,923
Eiffage SA	1,148	165,028
Engie SA	23,723	624,376
EssilorLuxottica SA	265	84,001
Hermes International SCA	110	274,140
Ipsen SA	1,000	139,760
L'Oreal SA	815	350,901
LVMH Moet Hennessy Louis Vuitton SE	1,424	1,078,709
Publicis Groupe SA	2,967	308,805
Safran SA	3,113	1,087,313
Societe Generale SA	4,932	398,053
Thales SA	847	228,596
TotalEnergies SE	8,753	571,463
Valeo SE	8,662	118,364
Veolia Environnement SA	3,758	131,172
Vinci SA	3,003	423,401
		9,293,800
GERMANY - 5.6%
adidas AG	794	157,641
Allianz SE	2,513	1,152,519
	Shares/ Principal	Fair Value
GERMANY - 5.6% (Continued)
Commerzbank AG	1,898	$80,471
Continental AG	746	59,542
Deutsche Bank AG	17,611	684,822
Deutsche Boerse AG	194	50,969
Deutsche Post AG	3,802	208,662
Deutsche Telekom AG	29,188	948,181
GEA Group AG	2,962	201,070
Henkel AG & Co. KGaA	877	66,950
Infineon Technologies AG	5,499	243,672
Knorr-Bremse AG	666	74,425
LEG Immobilien SE	442	32,314
Mercedes-Benz Group AG	2,819	198,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	700	462,193
Nemetschek SE	976	106,373
Rheinmetall AG	197	361,163
SAP SE	5,956	1,457,413
Siemens AG	3,333	936,139
Siemens Energy AG*	3,923	554,727
Siemens Healthineers AG (a)	1,950	102,875
Vonovia SE	2,814	81,102
		8,222,101
HONG KONG - 1.0%
AIA Group Ltd.	74,800	767,845
Hong Kong Exchanges & Clearing Ltd.	2,700	141,391
Link REIT	16,000	71,413
Sun Hung Kai Properties Ltd.	6,000	73,001
Techtronic Industries Co. Ltd.	13,000	150,151
WH Group Ltd. (a)	121,500	135,338
Wharf Real Estate Investment Co. Ltd.	23,000	72,633
		1,411,772
HUNGARY - 0.2%
OTP Bank Nyrt	2,771	297,519
INDONESIA - 0.6%
Astra International Tbk PT	189,700	76,221
Bank Central Asia TBK PT	656,000	317,673
Bank Mandiri Persero TBK PT	449,100	137,356
Bank Negara Indonesia Persero TBK PT	87,800	23,010
Bank Rakyat Indonesia Persero TBK PT	616,100	135,228
Jardine Matheson Holdings Ltd.	3,500	239,365
		928,853
IRELAND - 0.1%
Kerry Group PLC, Class A	559	51,208
Kingspan Group PLC	1,598	139,163
		190,371

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ISRAEL - 0.7%
Bank Hapoalim BM	14,371	$324,882
Bank Leumi Le-Israel BM	6,569	144,691
Elbit Systems Ltd.	153	88,139
Israel Discount Bank Ltd., Class A	5,376	57,048
Mizrahi Tefahot Bank Ltd.	3,355	234,116
Nice Ltd.*	925	103,642
Teva Pharmaceutical Industries Ltd., ADR*	3,506	109,422
		1,061,940
ITALY - 1.7%
A2A SpA	50,372	136,658
Amplifon SpA	5,748	92,823
Banca Mediolanum SpA	985	22,523
Banca Monte dei Paschi di Siena SpA	9,924	106,412
Banco BPM SpA	2,935	44,880
BPER Banca SpA	6,756	92,041
Enel SpA	15,439	160,961
Eni SpA	11,402	216,132
Generali	4,100	172,145
Infrastrutture Wireless Italiane SpA (a)	1,373	12,715
Intesa Sanpaolo SpA	65,797	457,547
Italgas SpA	1,442	16,114
Leonardo SpA	1,879	108,486
Nexi SpA (a)	15,696	77,810
Poste Italiane SpA (a)	1,959	49,420
Prysmian SpA	1,654	167,797
Recordati Industria Chimica e Farmaceutica SpA	213	12,143
UniCredit SpA	5,987	498,669
Unipol Assicurazioni SpA	989	23,893
		2,469,169
IVORY COAST - 0.1%
Endeavour Mining PLC	2,037	105,034
JAPAN - 13.7%
Advantest Corp.	3,400	425,908
Aeon Co. Ltd.	1,900	30,025
Amada Co. Ltd.	18,300	216,221
ANA Holdings, Inc.	800	15,204
Asahi Kasei Corp.	25,100	222,424
Astellas Pharma, Inc.	24,200	323,140
Canon, Inc.	12,000	354,691
Chugai Pharmaceutical Co. Ltd.	100	5,259
CyberAgent, Inc.	9,200	78,533
Dai-ichi Life Holdings, Inc.	16,000	133,057
Daiichi Sankyo Co. Ltd.	7,600	162,332
Daikin Industries Ltd.	1,000	128,106
Daiwa House Industry Co. Ltd.	7,300	242,084
Daiwa Securities Group, Inc.	7,000	61,205
Denso Corp.	9,600	132,169
Disco Corp.	300	92,194
DMG Mori Co. Ltd.	4,700	79,041
	Shares/ Principal	Fair Value
JAPAN - 13.7% (Continued)
ENEOS Holdings, Inc.	62,800	$443,520
FANUC Corp.	5,100	197,955
Fast Retailing Co. Ltd.	500	181,633
Fujitsu Ltd.	15,400	425,319
Hitachi Ltd.	30,800	963,231
Hoya Corp.	400	60,442
Hulic Co. Ltd.	3,400	37,190
IHI Corp.	900	15,816
Japan Post Bank Co. Ltd.	19,300	271,994
Japan Post Holdings Co. Ltd.	11,500	121,093
Japan Tobacco, Inc.	10,600	381,409
Kao Corp.	1,400	55,921
Keyence Corp.	900	325,446
Kyocera Corp.	9,100	127,520
LY Corp.	7,800	20,761
Mitsubishi Chemical Group Corp.	10,000	58,381
Mitsubishi Corp.	8,500	194,462
Mitsubishi Electric Corp.	11,500	336,390
Mitsubishi HC Capital, Inc.	3,900	32,619
Mitsubishi Heavy Industries Ltd.	18,800	460,570
Mitsubishi UFJ Financial Group, Inc.	54,500	866,812
Mitsui & Co. Ltd.	22,500	666,481
Mitsui Fudosan Co. Ltd.	17,200	195,379
Mizuho Financial Group, Inc.	11,000	400,013
MS&AD Insurance Group Holdings, Inc.	5,600	131,582
Murata Manufacturing Co. Ltd.	26,100	540,500
NEC Corp.	12,500	423,459
NIDEC Corp.	9,900	134,657
Nintendo Co. Ltd.	3,100	209,541
Nomura Holdings, Inc.	61,400	509,626
Nomura Real Estate Holdings, Inc.	9,000	55,523
Nomura Research Institute Ltd.	2,700	103,714
Obayashi Corp.	7,400	154,331
Ono Pharmaceutical Co. Ltd.	1,600	22,176
ORIX Corp.	12,700	368,980
Otsuka Holdings Co. Ltd.	1,600	90,573
Pan Pacific International Holdings Corp.	22,800	135,612
Panasonic Holdings Corp.	19,200	247,862
Recruit Holdings Co. Ltd.	9,800	553,132
Renesas Electronics Corp.*	3,300	45,054
Resona Holdings, Inc.	16,200	154,305
Ryohin Keikaku Co. Ltd.	1,900	33,722
SBI Holdings, Inc.	2,000	43,064
Sekisui House Ltd.	2,000	44,633
Shimizu Corp.	10,000	170,245
Shin-Etsu Chemical Co. Ltd.	3,600	111,919
SMC Corp.	300	104,233
SoftBank Corp.	111,600	152,934
SoftBank Group Corp.	11,500	322,817
Sompo Holdings, Inc.	4,400	149,787
Sony Financial Group, Inc.*	25,000	26,476
Sony Group Corp.	42,500	1,091,072

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
JAPAN - 13.7% (Continued)
Sumitomo Chemical Co. Ltd.	72,600	$206,390
Sumitomo Corp.	6,400	220,975
Sumitomo Electric Industries Ltd.	600	24,211
Sumitomo Mitsui Financial Group, Inc.	25,100	807,229
Sumitomo Mitsui Trust Group, Inc.	13,000	396,191
Suzuki Motor Corp.	6,800	101,277
Sysmex Corp.	12,900	126,947
T&D Holdings, Inc.	2,300	53,045
Taisei Corp.	600	56,787
Takeda Pharmaceutical Co. Ltd.	6,200	191,247
Terumo Corp.	16,700	241,851
THK Co. Ltd.	800	20,451
Tokio Marine Holdings, Inc.	10,500	389,668
Tokyo Electron Ltd.	2,600	569,281
Toyota Motor Corp.	37,800	809,320
Unicharm Corp.	18,400	105,062
		19,993,411
LUXEMBOURG - 0.0%†
Reinet Investments SCA	690	24,152
MALAYSIA - 0.9%
CIMB Group Holdings BHD	14,600	29,682
Hong Leong Bank BHD	4,200	22,915
IHH Healthcare BHD	49,100	105,871
Inari Amertron BHD	79,500	32,913
Kuala Lumpur Kepong BHD	6,300	31,050
Malayan Banking BHD	108,000	278,916
Petronas Dagangan BHD	8,500	41,809
Press Metal Aluminium Holdings BHD	88,300	154,927
Public Bank BHD	211,900	237,069
QL Resources BHD	15,525	14,500
RHB Bank BHD	73,700	140,026
Telekom Malaysia BHD	38,800	76,969
Tenaga Nasional BHD	45,700	154,510
		1,321,157
MEXICO - 0.6%
Alfa SAB de CV, Class A	21,109	18,491
Arca Continental SAB de CV	5,506	59,563
Cemex SAB de CV, Series CPO	57,726	66,396
Coca-Cola Femsa SAB de CV	6,091	57,937
Fomento Economico Mexicano SAB de CV	7,556	76,499
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	24,470
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	33,088
Grupo Bimbo SAB de CV, Series A	20,598	67,593
Grupo Financiero Banorte SAB de CV, Class O	16,871	156,554
Grupo Mexico SAB de CV, Series B	25,451	240,928
Wal-Mart de Mexico SAB de CV	21,599	67,286
		868,805
	Shares/ Principal	Fair Value
NETHERLANDS - 2.7%
Adyen NV*,(a)	71	$114,656
Argenx SE*	183	154,058
ASM International NV	346	210,332
ASML Holding NV	2,092	2,263,833
ASR Nederland NV	1,339	95,330
Euronext NV (a)	1,276	191,820
ING Groep NV	1,913	53,944
Koninklijke Ahold Delhaize NV	7,247	296,787
Koninklijke Philips NV	1,592	43,452
NN Group NV	3,490	269,457
Wolters Kluwer NV	2,639	273,799
		3,967,468
NEW ZEALAND - 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	3,264	70,855
Xero Ltd.*	2,922	222,172
		293,027
NORWAY - 0.5%
Aker BP ASA	8,651	220,331
DNB Bank ASA	10,151	283,290
Kongsberg Gruppen ASA	7,507	192,459
		696,080
PHILIPPINES - 0.0%†
SM Investments Corp.	920	10,938
SM Prime Holdings, Inc.	21,800	8,430
		19,368
PORTUGAL - 0.1%
EDP SA	34,925	160,584
SINGAPORE - 0.9%
DBS Group Holdings Ltd.	12,730	557,903
Sea Ltd., ADR*	1,288	164,310
Singapore Technologies Engineering Ltd.	3,800	24,880
Singapore Telecommunications Ltd.	134,500	475,875
STMicroelectronics NV	1,122	29,570
		1,252,538
SOUTH AFRICA - 0.9%
AVI Ltd.	10,105	64,338
Capitec Bank Holdings Ltd.	595	149,228
Clicks Group Ltd.	2,219	45,072
FirstRand Ltd.	37,438	205,039
Gold Fields Ltd.	745	32,629
MTN Group Ltd.	10,247	104,820
Naspers Ltd., Class N	2,450	163,310
Nedbank Group Ltd.	2,444	39,272
Old Mutual Ltd.	29,187	26,245
Sanlam Ltd.	25,363	150,755
Standard Bank Group Ltd.	17,496	306,629

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SOUTH AFRICA - 0.9% (Continued)
Vodacom Group Ltd.	2,599	$22,164
Woolworths Holdings Ltd.	22,801	77,058
		1,386,559
SOUTH KOREA - 3.9%
Celltrion, Inc.*	826	103,784
Doosan Enerbility Co. Ltd.*	220	11,500
GS Holdings Corp.	764	29,859
Hana Financial Group, Inc.	697	45,530
Hanwha Aerospace Co. Ltd.*	35	22,863
HL Mando Co. Ltd.	497	20,252
Hugel, Inc.*	91	14,561
Hyundai Engineering & Construction Co. Ltd.	947	46,083
Hyundai Marine & Fire Insurance Co. Ltd.*	680	14,539
Hyundai Mobis Co. Ltd.	642	166,232
Hyundai Motor Co.	139	28,610
Kakao Corp.	898	37,465
KakaoBank Corp.	1,396	20,932
Kangwon Land, Inc.	2,715	35,715
KB Financial Group, Inc.	1,643	142,225
Kia Corp.	2,042	172,653
Korea Electric Power Corp.*	1,156	37,877
Korea Gas Corp.*	1,497	40,840
Korean Air Lines Co. Ltd.*	1,051	16,452
Krafton, Inc.*	54	9,221
KT Corp.	2,015	73,575
KT&G Corp.	780	76,941
LG Chem Ltd.	251	58,022
LG Electronics, Inc.	378	24,114
LG H&H Co. Ltd.	67	12,023
NAVER Corp.	996	167,665
NCSoft Corp.	161	22,520
Netmarble Corp.*,(a)	287	9,613
Samsung Biologics Co. Ltd.*,(a)	100	117,663
Samsung C&T Corp.*	646	107,401
Samsung E&A Co. Ltd.*	5,880	98,167
Samsung Electro-Mechanics Co. Ltd.*	893	158,075
Samsung Electronics Co. Ltd.	24,699	2,055,750
Samsung Fire & Marine Insurance Co. Ltd.	77	26,566
Samsung Life Insurance Co. Ltd.	645	70,565
Samsung SDI Co. Ltd.*	165	30,868
Samsung SDS Co. Ltd.*	746	88,813
Samsung Securities Co. Ltd.	2,586	135,354
Shinhan Financial Group Co. Ltd.	2,179	116,320
SK Hynix, Inc.	2,574	1,163,218
SK Telecom Co. Ltd.	1,200	44,566
SK, Inc.	171	30,448
S-Oil Corp.*	753	43,385
		5,748,825
	Shares/ Principal	Fair Value
SPAIN - 2.4%
ACS Actividades de Construccion y Servicios SA	3,860	$384,657
Banco Bilbao Vizcaya Argentaria SA	26,531	624,745
Banco de Sabadell SA	4,117	16,270
Banco Santander SA	76,020	899,067
Bankinter SA	3,983	66,215
CaixaBank SA	3,929	48,198
Iberdrola SA	45,502	986,766
Industria de Diseno Textil SA	2,629	173,957
Naturgy Energy Group SA	1,705	51,903
Repsol SA	4,986	93,254
Telefonica SA	50,699	207,985
		3,553,017
SWEDEN - 1.6%
AddTech AB, Class B	1,783	63,322
Assa Abloy AB, Class B	12,464	485,240
Atlas Copco AB, Class B	2,606	42,120
Boliden AB*	2,011	112,386
Evolution AB (a)	773	52,809
Hexagon AB, Class B	3,724	44,233
Industrivarden AB, Class A	1,877	84,578
Indutrade AB	1,047	27,303
Saab AB, Class B	612	35,689
Sandvik AB	13,146	428,655
Skanska AB, Class B	8,140	222,776
Swedbank AB, Class A	667	23,232
Swedish Orphan Biovitrum AB*	2,933	105,882
Tele2 AB, Class B	10,709	179,533
Telefonaktiebolaget LM Ericsson, Class B	26,342	258,882
Telia Co AB	37,817	161,543
		2,328,183
SWITZERLAND - 3.1%
ABB Ltd.	17,692	1,322,462
Accelleron Industries AG	498	38,690
Belimo Holding AG	196	193,217
Chocoladefabriken Lindt & Spruengli AG	12	175,551
Cie Financiere Richemont SA, Class A	1,937	420,651
DSM-Firmenich AG	2,791	225,388
Flughafen Zurich AG	430	136,666
Logitech International SA	2,146	220,871
Partners Group Holding AG	39	48,360
Schindler Holding AG	171	60,759
SGS SA	1,972	226,161
Sonova Holding AG	423	110,575
UBS Group AG	19,538	911,485
Zurich Insurance Group AG	685	520,332
		4,611,168
TAIWAN - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	572	173,825

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
THAILAND - 0.4%
Bangkok Bank PCL, NVDR	40,700	$218,970
Central Pattana PCL, NVDR	9,900	17,362
CP ALL PCL, NVDR	177,400	244,942
PTT Exploration & Production PCL, NVDR	27,700	99,353
PTT PCL, NVDR	79,900	81,155
		661,782
UNITED KINGDOM - 7.7%
AstraZeneca PLC	7,454	1,382,586
Aviva PLC	2,568	23,640
BAE Systems PLC	26,182	603,604
Barclays PLC	127,552	816,558
British American Tobacco PLC	7,851	444,998
British Land Co. PLC (The)	3,925	21,318
CK Hutchison Holdings Ltd.	63,500	431,981
Compass Group PLC	7,744	246,236
Halma PLC	1,002	47,683
HSBC Holdings PLC	72,626	1,146,633
IG Group Holdings PLC	8,083	142,967
IMI PLC	3,274	109,564
Imperial Brands PLC	9,872	414,151
Informa PLC	17,211	204,643
International Consolidated Airlines Group SA	2,849	15,876
International Hotels Group PLC*	324	45,584
Intertek Group PLC	6,792	422,612
J Sainsbury PLC	25,634	112,057
Johnson Matthey PLC	1,568	44,965
Lloyds Banking Group PLC	165,031	218,068
London Stock Exchange Group PLC	3,918	471,762
NatWest Group PLC	34,908	306,040
Next PLC	574	105,618
RELX PLC	12,398	503,613
Rolls-Royce Holdings PLC	57,711	892,678
Sage Group PLC (The)	10,339	150,607
Smiths Group PLC	12,369	391,300
Standard Chartered PLC	12,625	309,398
Taylor Wimpey PLC	26,811	38,767
Tesco PLC	44,164	262,441
Unilever PLC	9,238	603,821
Vodafone Group PLC	232,156	308,764
		11,240,534
UNITED STATES - 4.7%
AP Moller - Maersk A/S, Class A	21	48,343
Beone Medicines Ltd., Class H*	4,100	94,447
BP PLC	68,387	398,107
Experian PLC	10,461	473,193
GSK PLC	25,748	631,867
Holcim AG*	3,520	345,491
Nestle SA	7,994	794,506
Novartis AG	8,157	1,128,441
	Shares/ Principal	Fair Value
UNITED STATES - 4.7% (Continued)
Roche Holding AG (Common share)	269	$113,814
Roche Holding AG (Common share, participation certificates)	2,460	1,019,087
Sanofi SA	6,281	610,202
Schneider Electric SE	120	33,105
Shell PLC	32,845	1,210,482
Tenaris SA	1,967	38,141
		6,939,226
ZAMBIA - 0.1%
First Quantum Minerals Ltd.*	7,829	210,182
TOTAL COMMON STOCKS (Cost - $88,232,498)		124,899,836
EXCHANGE TRADED FUNDS - 5.8%
EQUITY FUNDS - 5.8%
iShares MSCI Saudi Arabia ETF	36,580	1,331,878
iShares MSCI Taiwan ETF	111,944	7,111,802
TOTAL EXCHANGE TRADED FUNDS (Cost - $5,910,114)		8,443,680
PREFERRED STOCKS - 0.8%
BRAZIL - 0.4%
Banco Bradesco SA	57,243	190,018
Braskem SA, Class A*	10,152	14,617
Energisa S/A	1	2
Gerdau SA	5,185	19,293
Isa Energia Brasil SA	4,880	24,526
Itau Unibanco Holding SA	41,263	295,404
Petroleo Brasileiro SA	9,299	52,301
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A*	17,187	18,662
		614,823
COLOMBIA - 0.0%†
Grupo Cibest SA	1,950	30,879
GERMANY - 0.2%
Henkel AG & Co. KGaA	2,397	195,878
Porsche Automobil Holding SE	1,029	48,244
Sartorius AG, Class Preference	126	36,581
		280,703
SOUTH KOREA - 0.2%
Samsung Electronics Co. Ltd.	4,374	270,841
TOTAL PREFERRED STOCKS (Cost - $1,079,306)		1,197,246
WARRANTS - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 7.0%
MONEY MARKET FUNDS - 7.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (b) (Cost - $10,207,981)	10,207,981	$10,207,981
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,207,981)		10,207,981
TOTAL INVESTMENTS - 98.9% (Cost - $105,429,899)		$144,748,743
OTHER ASSETS LESS LIABILITIES - NET 1.1%		1,582,591
TOTAL NET ASSETS - 100.0%		$146,331,334

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2025, these securities amounted to $2,340,975 or 1.6% of net assets.

(b)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
FTSE Taiwan Index Future	Goldman Sachs & Co.	15	1/29/2026	$1,422,600	$27,609
MSCI EAFE Future	Goldman Sachs & Co.	15	3/20/2026	2,176,575	11,831
MSCI Emerging Market Index Future	Goldman Sachs & Co.	14	3/20/2026	987,980	24,470
MSCI India Index Future	Goldman Sachs & Co.	50	3/20/2026	6,437,500	89,180
S&P/TSX 60 Index Standard Futures	Goldman Sachs & Co.	1	3/19/2026	271,662	(2,043)
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$151,047

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 6.8%
Axon Enterprise, Inc.*	5,943	$3,375,208
Beta Technologies, Inc., Class A*	7,188	202,774
Carpenter Technology Corp.	185	58,245
Curtiss-Wright Corp.	1,020	562,295
HEICO Corp.	3,635	1,176,250
HEICO Corp., Class A	10,692	2,698,982
Howmet Aerospace, Inc.	33,524	6,873,091
Leonardo DRS, Inc.	2,572	87,679
Rocket Lab Corp.*	33,018	2,303,336
RTX Corp.	148	27,143
Woodward, Inc.	435	131,509
		17,496,512
AUTOMOBILE COMPONENTS - 0.2%
BorgWarner, Inc.	10,062	453,394
BANKS - 0.1%
Cullen/Frost Bankers, Inc.	196	24,819
Huntington Bancshares, Inc.	10,233	177,543
Mid Penn Bancorp, Inc.	1	31
		202,393
BEVERAGES - 0.2%
Celsius Holdings, Inc.*	8,765	400,911
BIOTECHNOLOGY - 5.6%
Alnylam Pharmaceuticals, Inc.*	10,623	4,224,236
Apellis Pharmaceuticals, Inc.*	6,187	155,417
Caris Life Sciences, Inc.*	5,189	139,999
Exelixis, Inc.*	22,115	969,300
Halozyme Therapeutics, Inc.*	2,569	172,894
Incyte Corp.*	818	80,794
Insmed, Inc.*	15,743	2,739,912
Ionis Pharmaceuticals, Inc.*	11,494	909,290
Moderna, Inc.*	5,318	156,828
Natera, Inc.*	13,041	2,987,563
Neurocrine Biosciences, Inc.*	7,192	1,020,041
Sarepta Therapeutics, Inc.*	5,498	118,317
Summit Therapeutics, Inc.*	1,448	25,326
TG Therapeutics, Inc.*	2,472	73,690
Ultragenyx Pharmaceutical, Inc.*	10,078	231,794
United Therapeutics Corp.*	743	362,027
Viking Therapeutics, Inc.*	2,607	91,714
		14,459,142
BROADLINE RETAIL - 1.7%
Amazon.com, Inc.*	4,209	971,522
Coupang, Inc.*	109,465	2,582,279
Etsy, Inc.*	7,413	410,977
MercadoLibre, Inc.*	185	372,638
		4,337,416
	Shares/ Principal	Fair Value
BUILDING PRODUCTS - 0.9%
AAON, Inc.	1,598	$121,847
Armstrong World Industries, Inc.	3,108	593,939
Builders FirstSource, Inc.*	2,185	224,815
Lennox International, Inc.	1,837	892,010
Owens Corning	2,349	262,877
Trane Technologies PLC	444	172,805
UFP Industries, Inc.	341	31,048
		2,299,341
CAPITAL MARKETS - 6.0%
Ameriprise Financial, Inc.	7,432	3,644,207
Ares Management Corp., Class A	16,777	2,711,667
Blue Owl Capital, Inc.	66,920	999,785
Charles Schwab Corp. (The)	16,084	1,606,952
Coinbase Global, Inc., Class A*	891	201,491
FactSet Research Systems, Inc.	971	281,775
Hamilton Lane, Inc., Class A	1,127	151,367
Houlihan Lokey, Inc.	1,729	301,175
Interactive Brokers Group, Inc., Class A	6,248	401,809
Intercontinental Exchange, Inc.	3,288	532,525
Jefferies Financial Group, Inc.	5,725	354,778
LPL Financial Holdings, Inc.	5,177	1,849,069
Moody's Corp.	165	84,290
MSCI, Inc.	1,873	1,074,596
PJT Partners, Inc., Class A	945	158,004
Robinhood Markets, Inc., Class A*	5,521	624,425
Tradeweb Markets, Inc., Class A	3,755	403,813
Virtu Financial, Inc., Class A	695	23,157
XP, Inc., Class A	11,693	191,414
		15,596,299
CHEMICALS - 0.2%
Corteva, Inc.	8,464	567,342
Lyondellbasell Industries NV, Class A	1,030	44,599
		611,941
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Cintas Corp.	3,055	574,554
Copart, Inc.*	9,445	369,771
Rollins, Inc.	10,688	641,494
Tetra Tech, Inc.	6,907	231,661
Veralto Corp.	17,399	1,736,072
		3,553,552
COMMUNICATIONS EQUIPMENT - 0.4%
Arista Networks, Inc.*	1,721	225,503
Ciena Corp.*	680	159,032
Motorola Solutions, Inc.	1,770	678,476
		1,063,011

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
CONSTRUCTION & ENGINEERING - 3.1%
AECOM	675	$64,348
Comfort Systems USA, Inc.	4,125	3,849,821
EMCOR Group, Inc.	908	555,505
Everus Construction Group, Inc.*	1,717	146,907
IES Holdings, Inc.*	66	25,675
MasTec, Inc.*	5,086	1,105,544
Quanta Services, Inc.	5,075	2,141,955
		7,889,755
CONSUMER FINANCE - 0.4%
Ally Financial, Inc.	9,695	439,087
Capital One Financial Corp.	887	214,973
OneMain Holdings, Inc.	1,184	79,979
SoFi Technologies, Inc.*	15,627	409,115
		1,143,154
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
Casey's General Stores, Inc.	739	408,453
Costco Wholesale Corp.	828	714,018
Performance Food Group Co.*	5,469	491,772
Sprouts Farmers Market, Inc.*	12,394	987,430
Sysco Corp.	19,267	1,419,785
Walmart, Inc.	4,628	515,605
		4,537,063
CONTAINERS & PACKAGING - 0.0%†
Smurfit Westrock PLC	944	36,504
DIVERSIFIED CONSUMER SERVICES - 0.5%
Bright Horizons Family Solutions, Inc.*	4,306	436,628
Duolingo, Inc.*	3,636	638,118
Grand Canyon Education, Inc.*	345	57,377
H&R Block, Inc.	1,906	83,064
		1,215,187
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
AST Spacemobile, Inc., Class A*	16,047	1,165,494
ELECTRIC UTILITIES - 0.9%
NRG Energy, Inc.	14,770	2,351,975
ELECTRICAL EQUIPMENT - 2.7%
AMETEK, Inc.	2,050	420,885
Bloom Energy Corp., Class A*	402	34,930
NuScale Power Corp.*	3,877	54,937
Rockwell Automation, Inc.	1,639	637,686
Vertiv Holdings Co., Class A	35,123	5,690,277
		6,838,715
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Amphenol Corp., Class A	5,988	809,218
Flex Ltd.*	4,381	264,700
	Shares/ Principal	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0% (Continued)
Jabil, Inc.	6,495	$1,480,990
TTM Technologies, Inc.*	376	25,944
		2,580,852
ENTERTAINMENT - 3.2%
Liberty Media Corp.-Liberty Formula One, Class C*	2,000	197,020
Live Nation Entertainment, Inc.*	10,253	1,461,053
Netflix, Inc.*	1,280	120,013
ROBLOX Corp., Class A*	56,211	4,554,777
Roku, Inc.*	4,394	476,705
Spotify Technology SA*	57	33,100
Take-Two Interactive Software, Inc.*	5,941	1,521,074
		8,363,742
FINANCIAL SERVICES - 2.3%
Affirm Holdings, Inc.*	14,167	1,054,450
Block, Inc.*	20,641	1,343,523
Corpay, Inc.*	5,060	1,522,706
Fidelity National Information Services, Inc.	4,354	289,367
Fiserv, Inc.*	2,101	141,124
Remitly Global, Inc.*	4,528	62,486
Toast, Inc., Class A*	39,914	1,417,346
Visa, Inc., Class A	308	108,018
Voya Financial, Inc.	1,332	99,221
		6,038,241
GROUND TRANSPORTATION - 0.2%
Landstar System, Inc.	320	45,984
Lyft, Inc., Class A*	10,442	202,262
Uber Technologies, Inc.*	1,299	106,141
XPO, Inc.*	720	97,855
		452,242
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
Boston Scientific Corp.*	6,670	635,985
Dexcom, Inc.*	31,800	2,110,566
IDEXX Laboratories, Inc.*	6,380	4,316,261
Inspire Medical Systems, Inc.*	2,721	250,958
Insulet Corp.*	5,995	1,704,019
Masimo Corp.*	1,470	191,188
Penumbra, Inc.*	2,259	702,346
ResMed, Inc.	1,767	425,617
		10,336,940
HEALTH CARE PROVIDERS & SERVICES - 3.4%
Billiontoone, Inc., Class A*	7	573
Cardinal Health, Inc.	12,994	2,670,267
Cencora, Inc.	12,567	4,244,504
Centene Corp.*	7,766	319,571
Encompass Health Corp.	2,948	312,901
HCA Healthcare, Inc.	381	177,874

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
HEALTH CARE PROVIDERS & SERVICES - 3.4% (Continued)
McKesson Corp.	211	$173,081
Molina Healthcare, Inc.*	2,482	430,726
Quest Diagnostics, Inc.	1,308	226,977
Tenet Healthcare Corp.*	475	94,392
		8,650,866
HEALTH CARE REITS - 0.0%†
Ventas, Inc.	698	54,011
HEALTH CARE TECHNOLOGY - 1.1%
Doximity, Inc., Class A*	13,548	599,905
Veeva Systems, Inc., Class A*	10,594	2,364,899
		2,964,804
HOTEL & RESORT REITS - 0.1%
Host Hotels & Resorts, Inc.	11,826	209,675
HOTELS, RESTAURANTS & LEISURE - 11.0%
Aramark	2,257	83,193
Booking Holdings, Inc.	37	198,147
Carnival Corp.*	38,948	1,189,472
Cava Group, Inc.*	4,632	271,852
Chipotle Mexican Grill, Inc.*	8,175	302,475
Churchill Downs, Inc.	313	35,613
Darden Restaurants, Inc.	12,051	2,217,625
DraftKings, Inc., Class A*	34,350	1,183,701
Dutch Bros, Inc., Class A*	10,771	659,401
Expedia Group, Inc.	10,594	3,001,386
Flutter Entertainment PLC*	8,911	1,916,221
Hilton Worldwide Holdings, Inc.	14,794	4,249,576
Las Vegas Sands Corp.	27,288	1,776,176
Norwegian Cruise Line Holdings Ltd.*	44,406	991,142
Planet Fitness, Inc., Class A*	6,275	680,649
Restaurant Brands International, Inc.	7,507	512,203
Royal Caribbean Cruises Ltd.	20,127	5,613,823
Shake Shack, Inc., Class A*	521	42,290
Texas Roadhouse, Inc.	4,712	782,192
Travel + Leisure Co.	4,957	349,617
Viking Holdings Ltd.*	26,237	1,873,584
Wingstop, Inc.	1,712	408,295
Yum! Brands, Inc.	442	66,866
		28,405,499
HOUSEHOLD DURABLES - 0.9%
DR Horton, Inc.	757	109,031
Garmin Ltd.	1,782	361,479
Installed Building Products, Inc.	474	122,951
Meritage Homes Corp.	1,093	71,920
NVR, Inc.*	55	401,102
Somnigroup International, Inc.	10,855	969,134
Taylor Morrison Home Corp.*	2,690	158,360
Toll Brothers, Inc.	1,422	192,283
		2,386,260
	Shares/ Principal	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.7%
Vistra Corp.	26,592	$4,290,087
INDUSTRIAL CONGLOMERATES - 0.6%
3M Co.	1,309	209,571
Honeywell International, Inc.	7,356	1,435,082
		1,644,653
INSURANCE - 0.8%
Hanover Insurance Group, Inc. (The)	898	164,128
Hartford Financial Services Group, Inc. (The)	1,405	193,609
Kinsale Capital Group, Inc.	1,378	538,963
Marsh & McLennan Cos., Inc.	4,314	800,333
MetLife, Inc.	423	33,392
Travelers Cos., Inc. (The)	1,247	361,705
		2,092,130
INTERACTIVE MEDIA & SERVICES - 1.5%
Alphabet, Inc., Class A	289	90,457
Meta Platforms, Inc., Class A	393	259,415
Pinterest, Inc., Class A*	37,580	972,946
Reddit, Inc., Class A*	10,497	2,412,946
Snap, Inc., Class A*	18,817	151,853
Trump Media & Technology Group Corp.*	6,004	79,493
		3,967,110
IT SERVICES - 3.5%
Cloudflare, Inc., Class A*	26,566	5,237,487
Gartner, Inc.*	5,937	1,497,786
Globant SA, Class A*	1,571	102,696
GoDaddy, Inc., Class A*	14,657	1,818,641
MongoDB, Inc.*	391	164,099
VeriSign, Inc.	332	80,659
		8,901,368
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Medpace Holdings, Inc.*	1,282	720,035
Tempus AI, Inc., Class A*	6,891	406,914
Waters Corp.*	718	272,718
		1,399,667
MACHINERY - 0.4%
Crane Co.	2,539	468,268
Otis Worldwide Corp.	2,338	204,224
Parker-Hannifin Corp.	464	407,838
		1,080,330
MEDIA - 0.8%
DoubleVerify Holdings, Inc.*	19,468	222,714
Fox Corp., Class A	2,646	193,343
Trade Desk, Inc. (The), Class A*	43,280	1,642,909
		2,058,966

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
METALS & MINING - 0.2%
Freeport-McMoRan, Inc.	7,510	$381,433
Newmont Corp.	815	81,378
		462,811
OIL, GAS & CONSUMABLE FUELS - 2.3%
Cheniere Energy, Inc.	9,177	1,783,917
Devon Energy Corp.	5,047	184,872
EOG Resources, Inc.	406	42,634
HF Sinclair Corp.	994	45,803
Targa Resources Corp.	16,494	3,043,143
Texas Pacific Land Corp.	2,840	815,705
		5,916,074
PASSENGER AIRLINES - 0.1%
Alaska Air Group, Inc.*	987	49,646
American Airlines Group, Inc.*	8,503	130,351
Delta Air Lines, Inc.	572	39,697
		219,694
PHARMACEUTICALS - 0.4%
Bristol-Myers Squibb Co.	16,716	901,661
Corcept Therapeutics, Inc.*	4,529	157,609
		1,059,270
PROFESSIONAL SERVICES - 2.4%
Booz Allen Hamilton Holding Corp.	2,142	180,699
Broadridge Financial Solutions, Inc.	4,714	1,052,023
Equifax, Inc.	4,115	892,873
ExlService Holdings, Inc.*	31,873	1,352,690
KBR, Inc.	1,697	68,219
Paylocity Holding Corp.*	5,018	765,245
Robert Half, Inc.	3,060	83,110
Verisk Analytics, Inc.	8,407	1,880,562
		6,275,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
Advanced Micro Devices, Inc.*	140	29,982
Astera Labs, Inc.*	11,134	1,852,252
Broadcom, Inc.	108	37,379
Credo Technology Group Holding Ltd.*	664	95,543
Enphase Energy, Inc.*	4,989	159,897
Lam Research Corp.	1,970	337,225
Lattice Semiconductor Corp.*	5,862	431,326
Marvell Technology, Inc.	609	51,753
Microchip Technology, Inc.	655	41,737
Micron Technology, Inc.	1,208	344,775
Monolithic Power Systems, Inc.	3,865	3,503,081
NVIDIA Corp.	3,439	641,374
Onto Innovation, Inc.*	194	30,625
Skyworks Solutions, Inc.	2,751	174,441
		7,731,390
	Shares/ Principal	Fair Value
SOFTWARE - 8.7%
ACI Worldwide, Inc.*	424	$20,271
Adobe, Inc.*	1,782	623,682
Appfolio, Inc., Class A*	657	152,851
Atlassian Corp., Class A*	2,682	434,860
Autodesk, Inc.*	256	75,779
Confluent, Inc., Class A*	25,591	773,872
Datadog, Inc., Class A*	25,445	3,460,266
Docusign, Inc.*	11,506	787,010
Dropbox, Inc., Class A*	8,179	227,376
Dynatrace, Inc.*	30,962	1,341,893
Elastic NV*	10,523	793,855
Fair Isaac Corp.*	1,519	2,568,052
Freshworks, Inc., Class A*	2,017	24,708
Gitlab, Inc., Class A*	8,041	301,779
Guidewire Software, Inc.*	6,115	1,229,176
HubSpot, Inc.*	5,454	2,188,690
Klaviyo, Inc., Class A*	1,058	34,353
Manhattan Associates, Inc.*	6,832	1,184,054
Microsoft Corp.	2,633	1,273,371
Onestream, Inc., Class A*	1,358	24,960
Procore Technologies, Inc.*	1,861	135,369
RingCentral, Inc., Class A*	9,145	264,108
Rubrik, Inc., Class A*	7,379	564,346
Salesforce, Inc.	985	260,936
Samsara, Inc., Class A*	25,461	902,592
SentinelOne, Inc., Class A*	18,266	273,990
ServiceNow, Inc.*	821	125,769
Synopsys, Inc.*	241	113,203
Tyler Technologies, Inc.*	1,541	699,537
Unity Software, Inc.*	1,312	57,951
Zscaler, Inc.*	6,728	1,513,262
		22,431,921
SPECIALIZED REITS - 0.1%
CubeSmart	8,780	316,519
SPECIALTY RETAIL - 4.4%
AutoZone, Inc.*	42	142,443
Bath & Body Works, Inc.	7,940	159,435
Best Buy Co., Inc.	2,345	156,951
Burlington Stores, Inc.*	4,265	1,231,945
Carvana Co.*	11,020	4,650,660
Chewy, Inc., Class A*	16,130	533,096
Five Below, Inc.*	398	74,967
Group 1 Automotive, Inc.	255	100,292
Lithia Motors, Inc., Class A	599	199,066
Murphy USA, Inc.	1,010	407,555
RH*	322	57,686
Ross Stores, Inc.	3,136	564,919
TJX Cos., Inc. (The)	3,379	519,048
Tractor Supply Co.	37,562	1,878,476

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SPECIALTY RETAIL - 4.4% (Continued)
Ulta Beauty, Inc.*	395	$238,979
Urban Outfitters, Inc.*	1,664	125,233
Wayfair, Inc., Class A*	2,503	251,326
Williams-Sonoma, Inc.	801	143,051
		11,435,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
Apple, Inc.	2,117	575,527
Dell Technologies, Inc., Class C	1,053	132,552
HP, Inc.	8,444	188,132
NetApp, Inc.	697	74,642
Pure Storage, Inc., Class A*	26,600	1,782,466
Seagate Technology Holdings PLC	295	81,240
Super Micro Computer, Inc.*	16,840	492,907
Western Digital Corp.	1,234	212,581
		3,540,047
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Deckers Outdoor Corp.*	14,030	1,454,490
Levi Strauss & Co., Class A	6,734	139,663
Lululemon Athletica, Inc.*	3,256	676,629
On Holding AG, Class A*	16,273	756,369
Tapestry, Inc.	15,054	1,923,450
		4,950,601
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Applied Industrial Technologies, Inc.	2,351	603,666
Fastenal Co.	70,365	2,823,747
Ferguson Enterprises, Inc.	2,317	515,834
FTAI Aviation Ltd.	8,200	1,614,170
SiteOne Landscape Supply, Inc.*	260	32,386
WW Grainger, Inc.	2,405	2,426,765
		8,016,568
	Shares/ Principal	Fair Value
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Millicom International Cellular SA	473	$26,223
T-Mobile US, Inc.	716	145,377
		171,600
TOTAL COMMON STOCKS (Cost - $209,378,358)		254,056,246
RIGHTS - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
TOTAL RIGHTS (Cost - $0)		1,974
SHORT-TERM INVESTMENTS - 1.5%
MONEY MARKET FUNDS - 1.5%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a) (Cost - $3,741,281)	3,741,281	3,741,281
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,741,281)		3,741,281
TOTAL INVESTMENTS - 100.0% (Cost - $213,119,639)		$257,799,501
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(86,989)
TOTAL NET ASSETS - 100.0%		$257,712,512

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

CVR - Contingent Value Rights

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	11	3/20/2026	3,790,875	$1,518

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.7%
Boeing Co. (The)*	3,610	$783,803
Curtiss-Wright Corp.	136	74,973
General Dynamics Corp.	2,830	952,748
HEICO Corp., Class A	2,285	576,803
L3Harris Technologies, Inc.	430	126,235
Lockheed Martin Corp.	1,736	839,651
Northrop Grumman Corp.	829	472,704
RTX Corp.	12,196	2,236,746
Woodward, Inc.	344	103,998
		6,167,661
AIR FREIGHT & LOGISTICS - 0.2%
Expeditors International of Washington, Inc.	1,155	172,106
United Parcel Service, Inc., Class B	3,036	301,141
		473,247
AUTOMOBILE COMPONENTS - 0.4%
BorgWarner, Inc.	21,109	951,172
AUTOMOBILES - 0.3%
Ford Motor Co.	17,570	230,518
General Motors Co.	6,702	545,007
		775,525
BANKS - 7.8%
Bank of America Corp.	64,236	3,532,980
Citigroup, Inc.	19,611	2,288,408
Cullen/Frost Bankers, Inc.	2,062	261,111
Huntington Bancshares, Inc.	99,050	1,718,517
JPMorgan Chase & Co.	20,404	6,574,577
KeyCorp	32,127	663,101
PNC Financial Services Group, Inc. (The)	2,358	492,185
Southstate Bank Corp.	1,133	106,627
Synovus Financial Corp.	1,257	62,913
US Bancorp	10,753	573,780
Wells Fargo & Co.	17,014	1,585,705
		17,859,904
BEVERAGES - 1.2%
Coca-Cola Co. (The)	16,019	1,119,888
Keurig Dr Pepper, Inc.	9,742	272,874
Molson Coors Beverage Co., Class B	2,153	100,502
Monster Beverage Corp.*	5,451	417,928
PepsiCo, Inc.	5,125	735,540
		2,646,732
BIOTECHNOLOGY - 1.9%
AbbVie, Inc.	1,160	265,048
Amgen, Inc.	1,587	519,441
Biogen, Inc.*	1,345	236,707
BioMarin Pharmaceutical, Inc.*	1,215	72,207
Caris Life Sciences, Inc.*	1,474	39,769
Exact Sciences Corp.*	911	92,521
	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 1.9% (Continued)
Exelixis, Inc.*	3,578	$156,824
Gilead Sciences, Inc.	6,733	826,408
Incyte Corp.*	425	41,977
Moderna, Inc.*	9,168	270,364
Natera, Inc.*	1,653	378,686
Regeneron Pharmaceuticals, Inc.	1,078	832,076
REVOLUTION Medicines, Inc.*	602	47,949
TG Therapeutics, Inc.*	1,478	44,059
Ultragenyx Pharmaceutical, Inc.*	2,628	60,444
United Therapeutics Corp.*	834	406,367
Viking Therapeutics, Inc.*	2,631	92,559
		4,383,406
BROADLINE RETAIL - 2.8%
Amazon.com, Inc.*	25,173	5,810,432
eBay, Inc.	2,113	184,042
Etsy, Inc.*	970	53,777
Macy's, Inc.	1,522	33,560
MercadoLibre, Inc.*	149	300,125
		6,381,936
BUILDING PRODUCTS - 0.7%
Armstrong World Industries, Inc.	1,067	203,904
Builders FirstSource, Inc.*	1,705	175,427
Carrier Global Corp.	4,762	251,624
Johnson Controls International PLC	2,060	246,685
Owens Corning	3,181	355,986
Trane Technologies PLC	995	387,254
		1,620,880
CAPITAL MARKETS - 5.3%
Ameriprise Financial, Inc.	67	32,853
Ares Management Corp., Class A	648	104,736
Blue Owl Capital, Inc.	7,637	114,097
Cboe Global Markets, Inc.	1,205	302,455
Charles Schwab Corp. (The)	27,425	2,740,032
CME Group, Inc.	3,384	924,103
Coinbase Global, Inc., Class A*	409	92,491
FactSet Research Systems, Inc.	739	214,450
Franklin Resources, Inc.	2,418	57,766
Goldman Sachs Group, Inc. (The)	461	405,219
Interactive Brokers Group, Inc., Class A	6,212	399,494
Intercontinental Exchange, Inc.	8,581	1,389,779
Invesco Ltd.	4,643	121,972
Jefferies Financial Group, Inc.	2,607	161,556
Moody's Corp.	331	169,091
Morgan Stanley	12,488	2,216,995
Nasdaq, Inc.	8,095	786,267
Robinhood Markets, Inc., Class A*	1,654	187,067
S&P Global, Inc.	2,850	1,489,381
Tradeweb Markets, Inc., Class A	1,620	174,215
XP, Inc., Class A	6,523	106,781
		12,190,800

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
CHEMICALS - 1.6%
Celanese Corp.	1,550	$65,534
Corteva, Inc.	26,817	1,797,543
Dow, Inc.	13,710	320,540
Huntsman Corp.	22,369	223,690
Linde PLC	1,009	430,228
Lyondellbasell Industries NV, Class A	9,962	431,355
Mosaic Co. (The)	7,589	182,819
PPG Industries, Inc.	1,220	125,001
RPM International, Inc.	576	59,904
		3,636,614
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Cintas Corp.	3,424	643,952
Copart, Inc.*	8,626	337,708
Republic Services, Inc.	3,520	745,993
Veralto Corp.	7,122	710,633
		2,438,286
COMMUNICATIONS EQUIPMENT - 1.4%
Arista Networks, Inc.*	3,132	410,386
Ciena Corp.*	1,224	286,257
Cisco Systems, Inc.	17,025	1,311,436
Motorola Solutions, Inc.	3,076	1,179,092
		3,187,171
CONSTRUCTION & ENGINEERING - 0.5%
AECOM	272	25,930
Comfort Systems USA, Inc.	428	399,448
MasTec, Inc.*	2,778	603,854
		1,029,232
CONSTRUCTION MATERIALS - 0.2%
CRH PLC	3,498	436,550
CONSUMER FINANCE - 1.8%
Ally Financial, Inc.	10,298	466,396
American Express Co.	3,516	1,300,744
Capital One Financial Corp.	7,232	1,752,747
OneMain Holdings, Inc.	6,614	446,776
SoFi Technologies, Inc.*	5,198	136,084
		4,102,747
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Casey's General Stores, Inc.	388	214,451
Costco Wholesale Corp.	1,392	1,200,377
Dollar General Corp.	2,097	278,419
Performance Food Group Co.*	1,055	94,866
Sprouts Farmers Market, Inc.*	1,755	139,821
Sysco Corp.	2,929	215,838
Target Corp.	1,672	163,438
Walgreens Boots Alliance, Inc.*	3,652	1,936
Walmart, Inc.	43,788	4,878,421
		7,187,567
	Shares/ Principal	Fair Value
CONTAINERS & PACKAGING - 0.4%
Ball Corp.	1,593	$84,381
Crown Holdings, Inc.	2,323	239,199
Smurfit Westrock PLC	16,807	649,927
		973,507
DIVERSIFIED CONSUMER SERVICES - 0.1%
Bright Horizons Family Solutions, Inc.*	1,567	158,894
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.	75,717	1,880,810
Verizon Communications, Inc.	19,652	800,426
		2,681,236
ELECTRIC UTILITIES - 2.1%
Constellation Energy Corp.	1,100	388,597
Edison International	8,784	527,216
Entergy Corp.	4,033	372,770
Eversource Energy	6,705	451,447
FirstEnergy Corp.	8,581	384,171
NextEra Energy, Inc.	12,372	993,224
NRG Energy, Inc.	649	103,347
PG&E Corp.	42,938	690,014
Pinnacle West Capital Corp.	10,037	890,282
		4,801,068
ELECTRICAL EQUIPMENT - 1.7%
AMETEK, Inc.	8,139	1,671,018
Eaton Corp. PLC	3,361	1,070,512
Emerson Electric Co.	2,157	286,277
GE Vernova, Inc.	77	50,325
Rockwell Automation, Inc.	1,542	599,946
Vertiv Holdings Co., Class A	1,888	305,875
		3,983,953
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Amphenol Corp., Class A	7,092	958,413
Coherent Corp.*	504	93,023
Flex Ltd.*	7,295	440,764
Jabil, Inc.	650	148,213
Keysight Technologies, Inc.*	2,615	531,342
		2,171,755
ENERGY EQUIPMENT & SERVICES - 0.3%
Schlumberger NV	15,839	607,901
ENTERTAINMENT - 0.9%
Electronic Arts, Inc.	625	127,706
Netflix, Inc.*	830	77,821
ROBLOX Corp., Class A*	966	78,275
Roku, Inc.*	2,356	255,602
Take-Two Interactive Software, Inc.*	986	252,446
Walt Disney Co. (The)	9,738	1,107,892
Warner Bros Discovery, Inc.*	8,001	230,589
		2,130,331

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 3.8%
Berkshire Hathaway, Inc., Class B*	12,692	$6,379,634
Block, Inc.*	5,318	346,149
Fidelity National Information Services, Inc.	10,495	697,498
Fiserv, Inc.*	5,514	370,375
Rocket Cos., Inc., Class A	4,401	85,203
Visa, Inc., Class A	1,935	678,624
Voya Financial, Inc.	2,969	221,161
		8,778,644
FOOD PRODUCTS - 0.1%
Cal-Maine Foods, Inc.	934	74,319
Conagra Brands, Inc.	2,329	40,315
Seaboard Corp.	15	66,672
Smithfield Foods, Inc.	3,589	80,142
		261,448
GROUND TRANSPORTATION - 1.0%
CSX Corp.	5,679	205,864
Lyft, Inc., Class A*	4,020	77,867
Norfolk Southern Corp.	126	36,379
Ryder System, Inc.	149	28,517
Uber Technologies, Inc.*	2,451	200,271
Union Pacific Corp.	7,615	1,761,502
		2,310,400
HEALTH CARE EQUIPMENT & SUPPLIES - 2.4%
Abbott Laboratories	7,199	901,963
Boston Scientific Corp.*	18,560	1,769,696
Glaukos Corp.*	332	37,486
Hologic, Inc.*	3,542	263,843
Insulet Corp.*	79	22,455
Intuitive Surgical, Inc.*	152	86,087
Medtronic PLC	10,820	1,039,369
Solventum Corp.*	704	55,785
Stryker Corp.	3,693	1,297,979
		5,474,663
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cardinal Health, Inc.	3,596	738,978
Centene Corp.*	12,997	534,827
Cigna Group (The)	2,141	589,267
CVS Health Corp.	3,071	243,715
Elevance Health, Inc.	884	309,886
Encompass Health Corp.	2,669	283,288
HCA Healthcare, Inc.	1,451	677,414
McKesson Corp.	355	291,203
Molina Healthcare, Inc.*	410	71,151
Quest Diagnostics, Inc.	2,282	395,995
Tenet Healthcare Corp.*	1,011	200,906
UnitedHealth Group, Inc.	7,241	2,390,327
		6,726,957
	Shares/ Principal	Fair Value
HEALTH CARE REITS - 0.5%
Alexandria Real Estate Equities, Inc.	2,096	$102,578
Ventas, Inc.	14,067	1,088,505
		1,191,083
HEALTH CARE TECHNOLOGY - 0.1%
Doximity, Inc., Class A*	1,426	63,143
Veeva Systems, Inc., Class A*	1,042	232,606
		295,749
HOTEL & RESORT REITS - 0.2%
Host Hotels & Resorts, Inc.	21,688	384,528
HOTELS, RESTAURANTS & LEISURE - 0.9%
Booking Holdings, Inc.	22	117,817
Carnival Corp.*	6,462	197,349
Chipotle Mexican Grill, Inc.*	1,795	66,415
Darden Restaurants, Inc.	1,079	198,558
McDonald's Corp.	4,344	1,327,657
Norwegian Cruise Line Holdings Ltd.*	1,645	36,716
Viking Holdings Ltd.*	544	38,847
		1,983,359
HOUSEHOLD DURABLES - 1.0%
DR Horton, Inc.	2,878	414,518
Garmin Ltd.	2,888	585,831
Meritage Homes Corp.	7,784	512,187
NVR, Inc.*	58	422,981
Taylor Morrison Home Corp.*	2,062	121,390
Toll Brothers, Inc.	2,301	311,141
		2,368,048
HOUSEHOLD PRODUCTS - 1.3%
Kimberly-Clark Corp.	3,192	322,041
Procter & Gamble Co. (The)	18,215	2,610,392
		2,932,433
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.0%†
AES Corp. (The)	5,979	85,739
INDUSTRIAL CONGLOMERATES - 1.5%
3M Co.	7,706	1,233,731
Honeywell International, Inc.	11,535	2,250,363
		3,484,094
INDUSTRIAL REITS - 0.3%
Prologis, Inc.	4,400	561,704
INSURANCE - 4.0%
Aflac, Inc.	1,783	196,612
Allstate Corp. (The)	3,780	786,807
Arch Capital Group Ltd.*	2,352	225,604
Chubb Ltd.	3,297	1,029,060

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
INSURANCE - 4.0% (Continued)
Globe Life, Inc.	580	$81,119
Hanover Insurance Group, Inc. (The)	666	121,725
Hartford Financial Services Group, Inc. (The)	4,855	669,019
Marsh & McLennan Cos., Inc.	6,866	1,273,780
MetLife, Inc.	16,060	1,267,776
Progressive Corp. (The)	5,831	1,327,835
Prudential Financial, Inc.	1,715	193,589
Reinsurance Group of America, Inc.	582	118,414
Travelers Cos., Inc. (The)	6,386	1,852,323
		9,143,663
INTERACTIVE MEDIA & SERVICES - 5.3%
Alphabet, Inc., Class A	16,750	5,242,750
Alphabet, Inc., Class C	12,693	3,983,063
Meta Platforms, Inc., Class A	3,627	2,394,146
Pinterest, Inc., Class A*	14,193	367,457
Snap, Inc., Class A*	12,855	103,740
		12,091,156
IT SERVICES - 1.4%
Accenture PLC, Class A	4,309	1,156,105
Amdocs Ltd.	1,073	86,387
Globant SA, Class A*	1,549	101,258
GoDaddy, Inc., Class A*	1,370	169,990
International Business Machines Corp.	4,663	1,381,227
MongoDB, Inc.*	331	138,917
VeriSign, Inc.	1,063	258,256
		3,292,140
LEISURE PRODUCTS - 0.1%
Hasbro, Inc.	2,322	190,404
LIFE SCIENCES TOOLS & SERVICES - 0.7%
Danaher Corp.	3,351	767,111
Thermo Fisher Scientific, Inc.	1,278	740,537
		1,507,648
MACHINERY - 3.5%
Caterpillar, Inc.	2,613	1,496,909
Crane Co.	1,512	278,858
Deere & Co.	1,084	504,678
Dover Corp.	4,722	921,923
Illinois Tool Works, Inc.	4,526	1,114,754
Mueller Industries, Inc.	2,459	282,293
Otis Worldwide Corp.	5,452	476,232
PACCAR, Inc.	3,567	390,622
Parker-Hannifin Corp.	2,418	2,125,325
Stanley Black & Decker, Inc.	1,152	85,571
Westinghouse Air Brake Technologies Corp.	1,498	319,748
Xylem, Inc.	530	72,176
		8,069,089
	Shares/ Principal	Fair Value
MARINE TRANSPORTATION - 0.2%
Kirby Corp.*	3,995	$440,169
MEDIA - 0.9%
Comcast Corp., Class A	55,799	1,667,832
Fox Corp., Class A	3,384	247,269
Fox Corp., Class B	1,719	111,615
Trade Desk, Inc. (The), Class A*	1,962	74,477
		2,101,193
METALS & MINING - 1.3%
Alcoa Corp.	1,766	93,845
Cleveland-Cliffs, Inc.*	4,120	54,714
Freeport-McMoRan, Inc.	18,831	956,427
Newmont Corp.	10,758	1,074,186
Nucor Corp.	1,449	236,346
Reliance, Inc.	1,243	359,065
Royal Gold, Inc.	686	152,491
		2,927,074
MULTI-UTILITIES - 0.7%
Ameren Corp.	4,017	401,138
Black Hills Corp.	1,132	78,583
DTE Energy Co.	999	128,851
Public Service Enterprise Group, Inc.	905	72,671
WEC Energy Group, Inc.	8,315	876,900
		1,558,143
OIL, GAS & CONSUMABLE FUELS - 5.0%
Cheniere Energy, Inc.	2,422	470,813
Chevron Corp.	14,470	2,205,373
Chord Energy Corp.	1,961	181,785
Devon Energy Corp.	42,054	1,540,438
EOG Resources, Inc.	11,169	1,172,857
Exxon Mobil Corp.	17,619	2,120,270
HF Sinclair Corp.	5,118	235,837
Kinder Morgan, Inc.	39,227	1,078,350
Marathon Petroleum Corp.	1,983	322,495
ONEOK, Inc.	1,836	134,946
Ovintiv, Inc.	21,723	851,324
Phillips 66	836	107,877
Targa Resources Corp.	245	45,203
Valero Energy Corp.	3,412	555,440
Williams Cos., Inc. (The)	6,135	368,775
		11,391,783
PAPER & FOREST PRODUCTS - 0.0%†
Louisiana-Pacific Corp.	462	37,311
PASSENGER AIRLINES - 0.3%
Delta Air Lines, Inc.	8,641	599,685
United Airlines Holdings, Inc.*	201	22,476
		622,161

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
PERSONAL CARE PRODUCTS - 0.1%
BellRing Brands, Inc.*	2,025	$54,128
Kenvue, Inc.	8,951	154,405
		208,533
PHARMACEUTICALS - 3.5%
Bristol-Myers Squibb Co.	39,390	2,124,697
Johnson & Johnson	15,228	3,151,435
Merck & Co., Inc.	12,823	1,349,749
Pfizer, Inc.	59,086	1,471,241
		8,097,122
PROFESSIONAL SERVICES - 0.4%
Equifax, Inc.	2,146	465,639
ExlService Holdings, Inc.*	5,802	246,237
Leidos Holdings, Inc.	527	95,071
Robert Half, Inc.	1,347	36,585
Verisk Analytics, Inc.	109	24,382
		867,914
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%†
Zillow Group, Inc., Class A*	365	24,904
RESIDENTIAL REITS - 0.4%
Camden Property Trust	5,677	624,924
Invitation Homes, Inc.	5,704	158,514
Mid-America Apartment Communities, Inc.	1,459	202,670
		986,108
RETAIL REITS - 0.7%
Kimco Realty Corp.	50,779	1,029,290
NNN REIT, Inc.	7,346	291,122
Regency Centers Corp.	3,300	227,799
		1,548,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
Advanced Micro Devices, Inc.*	5,389	1,154,108
Analog Devices, Inc.	3,886	1,053,883
Applied Materials, Inc.	2,515	646,330
Intel Corp.*	34,461	1,271,611
Lam Research Corp.	4,712	806,600
Marvell Technology, Inc.	6,881	584,747
Microchip Technology, Inc.	3,447	219,643
Micron Technology, Inc.	9,991	2,851,531
NVIDIA Corp.	4,243	791,320
Qnity Electronics, Inc.	1,151	93,979
QUALCOMM, Inc.	6,565	1,122,943
Skyworks Solutions, Inc.	5,970	378,558
Texas Instruments, Inc.	4,373	758,672
		11,733,925
SOFTWARE - 1.8%
Adobe, Inc.*	1,541	539,334
Atlassian Corp., Class A*	1,296	210,133
	Shares/ Principal	Fair Value
SOFTWARE - 1.8% (Continued)
Elastic NV*	532	$40,134
HubSpot, Inc.*	322	129,219
Microsoft Corp.	2,005	969,658
MicroStrategy, Inc., Class A*	1,067	162,131
Salesforce, Inc.	7,355	1,948,413
Synopsys, Inc.*	443	208,086
		4,207,108
SPECIALIZED REITS - 1.3%
American Tower Corp.	441	77,426
CubeSmart	28,909	1,042,170
Digital Realty Trust, Inc.	3,682	569,642
Equinix, Inc.	162	124,118
Public Storage	2,746	712,587
VICI Properties, Inc.	14,597	410,468
		2,936,411
SPECIALTY RETAIL - 1.5%
AutoZone, Inc.*	155	525,683
Bath & Body Works, Inc.	2,380	47,790
Best Buy Co., Inc.	4,353	291,346
Group 1 Automotive, Inc.	264	103,831
Home Depot, Inc. (The)	535	184,094
Lithia Motors, Inc., Class A	616	204,715
Lowe's Cos., Inc.	1,135	273,717
Penske Automotive Group, Inc.	404	63,949
TJX Cos., Inc. (The)	10,235	1,572,198
Wayfair, Inc., Class A*	742	74,504
Williams-Sonoma, Inc.	245	43,755
		3,385,582
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.4%
Apple, Inc.	3,417	928,946
Dell Technologies, Inc., Class C	3,109	391,361
Hewlett Packard Enterprise Co.	15,551	373,535
HP, Inc.	18,848	419,933
Pure Storage, Inc., Class A*	2,570	172,216
SanDisk Corp./de*	1,123	266,578
Seagate Technology Holdings PLC	290	79,863
Western Digital Corp.	3,757	647,218
		3,279,650
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Deckers Outdoor Corp.*	538	55,774
Levi Strauss & Co., Class A	7,463	154,783
Ralph Lauren Corp.	133	47,030
Under Armour, Inc., Class C*	1,391	6,677
		264,264
TOBACCO - 1.2%
Altria Group, Inc.	18,833	1,085,911
Philip Morris International, Inc.	10,459	1,677,623
		2,763,534

See accompanying notes to financial statements.

Global Atlantic BlackRock Disciplined Value Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Applied Industrial Technologies, Inc.	2,652	$680,954
Ferguson Enterprises, Inc.	2,231	496,688
United Rentals, Inc.	70	56,652
		1,234,294
WATER UTILITIES - 0.0%†
American Water Works Co., Inc.	228	29,754
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US, Inc.	5,864	1,190,627
TOTAL COMMON STOCKS (Cost - $185,211,679)		225,946,799
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET FUNDS - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a) (Cost - $3,233,033)	3,233,033	$3,233,033
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,233,033)		3,233,033
TOTAL INVESTMENTS - 100.0% (Cost - $188,444,712)		$229,179,832
OTHER ASSETS LESS LIABILITIES - NET 0.0%†		23,203
TOTAL NET ASSETS - 100.0%		$229,203,035

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Future	Goldman Sachs & Co.	10	3/20/2026	$3,446,250	$(3,007)

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 97.8%
ADVERTISING - 0.6%
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30 (a)	$59,000	$62,139
7.13%, 2/15/31 (a)	69,000	72,285
7.50%, 3/15/33 (a)	60,000	63,466
Lamar Media Corp., 5.38%, 11/1/33 (a)	70,000	69,541
		267,431
AEROSPACE & DEFENSE - 2.8%
Bombardier, Inc.
7.25%, 7/1/31 (a)	141,000	150,254
6.75%, 6/15/33 (a)	207,000	218,822
TransDigm, Inc.
6.75%, 8/15/28 (a)	159,000	161,801
6.38%, 3/1/29 (a)	64,000	66,001
6.88%, 12/15/30 (a)	202,000	211,392
7.13%, 12/1/31 (a)	210,000	220,714
6.63%, 3/1/32 (a)	46,000	47,862
6.38%, 5/31/33 (a)	115,000	118,001
6.25%, 1/31/34 (a)	5,000	5,188
6.75%, 1/31/34 (a)	15,000	15,625
		1,215,660
AGRICULTURE - 0.3%
Turning Point Brands, Inc., 7.63%, 3/15/32 (a)	123,000	130,910
APPAREL - 0.1%
VF Corp., 6.45%, 11/1/37	56,000	53,342
AUTO MANUFACTURERS - 2.4%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29 (a)	120,000	111,690
New Flyer Holdings, Inc., 9.25%, 7/1/30 (a)	229,000	246,110
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/26 (a)	60,000	60,660
7.05%, 9/15/28 (a)	43,000	44,472
5.63%, 9/29/28 (a)	30,000	30,088
6.13%, 9/30/30 (a)	105,000	105,015
Nissan Motor Co. Ltd.
7.50%, 7/17/30 (a)	80,000	83,894
7.75%, 7/17/32 (a)	135,000	143,084
8.13%, 7/17/35 (a)	152,000	161,651
Rivian Holdings LLC / Rivian LLC / Rivian Automotive LLC, 10.00%, 1/15/31 (a)	88,000	86,511
		1,073,175
AUTO PARTS & EQUIPMENT - 1.2%
Adient Global Holdings Ltd., 8.25%, 4/15/31 (a)	21,000	22,081
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 5/31/32 (a)	318,000	337,992
	Shares/ Principal	Fair Value
AUTO PARTS & EQUIPMENT - 1.2% (Continued)
Phinia, Inc.
6.75%, 4/15/29 (a)	$88,000	$91,120
6.63%, 10/15/32 (a)	64,000	66,269
		517,462
BANKS - 1.7%
Canadian Imperial Bank of Commerce, 6.95%, (US 5 Year CMT T-Note + 2.83%), 1/28/85 (b)	301,000	308,826
Intesa Sanpaolo SpA, 8.25%, (US 1 Year CMT T-Note + 4.40%), 11/21/33 (a),(b)	200,000	236,439
Popular, Inc., 7.25%, 3/13/28	166,000	174,928
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T-Note + 3.15%), 5/6/31 (b)	52,000	51,382
		771,575
BIOTECHNOLOGY - 0.9%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32 (a)	85,000	87,091
7.25%, 12/15/33 (a)	300,000	316,107
		403,198
BUILDING MATERIALS - 0.2%
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (a)	66,000	70,596
CHEMICALS - 1.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 6/15/28 (a)	219,000	219,653
NOVA Chemicals Corp., 9.00%, 2/15/30 (a)	75,000	80,083
Perimeter Holdings LLC, 6.25%, 1/15/34 (a)	45,000	44,791
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	187,000	194,730
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (a)	279,000	276,321
		815,578
COAL - 0.1%
Warrior Met Coal, Inc., 7.88%, 12/1/28 (a)	36,000	36,687
COMMERCIAL SERVICES - 2.3%
Adt Security Corp. (The), 5.88%, 10/15/33 (a)	105,000	106,301
Adtalem Global Education, Inc., 5.50%, 3/1/28 (a)	148,000	148,097
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.38%, 6/15/32 (a)	23,000	23,750
Belron UK Finance PLC, 5.75%, 10/15/29 (a)	157,000	160,330
CoreCivic, Inc., 8.25%, 4/15/29	100,000	105,127
Deluxe Corp., 8.13%, 9/15/29 (a)	60,000	63,209
GEO Group, Inc. (The), 8.63%, 4/15/29	63,000	66,264
Graham Holdings Co., 5.63%, 12/1/33 (a)	105,000	106,004
Hertz Corp. (The), 12.63%, 7/15/29 (a)	34,000	34,291
United Rentals North America, Inc., 5.38%, 11/15/33 (a)	180,000	179,863
VT Topco, Inc., 8.50%, 8/15/30 (a)	27,000	28,197
		1,021,433

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
COMPUTERS - 2.4%
CACI International, Inc., 6.38%, 6/15/33 (a)	$167,000	$172,791
Diebold Nixdorf, Inc., 7.75%, 3/31/30 (a)	83,000	88,326
KBR, Inc., 4.75%, 9/30/28 (a)	38,000	37,240
NCR Atleos Corp., 9.50%, 4/1/29 (a)	251,000	272,419
Pitney Bowes, Inc.
6.88%, 3/15/27 (a)	15,000	15,009
7.25%, 3/15/29 (a)	137,000	138,851
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29 (a)	29,000	30,753
5.88%, 7/15/30 (a)	70,000	72,141
9.63%, 12/1/32 (a)	215,000	244,085
		1,071,615
DISTRIBUTION & WHOLESALE - 0.2%
RB Global Holdings, Inc., 7.75%, 3/15/31 (a)	33,000	34,502
Windsor Holdings III LLC, 8.50%, 6/15/30 (a)	45,000	47,549
		82,051
DIVERSIFIED FINANCIAL SERVICES - 10.7%
Atlanticus Holdings Corp., 9.75%, 9/1/30 (a)	165,000	165,193
Bread Financial Holdings, Inc., 6.75%, 5/15/31 (a)	60,000	62,121
Burford Capital Global Finance LLC
6.88%, 4/15/30 (a)	65,000	63,381
9.25%, 7/1/31 (a)	225,000	231,691
Coinbase Global, Inc., 3.38%, 10/1/28 (a)	390,000	371,531
Credit Acceptance Corp.
9.25%, 12/15/28 (a)	274,000	286,373
6.63%, 3/15/30 (a)	67,000	67,081
Enova International, Inc.
11.25%, 12/15/28 (a)	175,000	185,067
9.13%, 8/1/29 (a)	147,000	156,431
EZCORP, Inc., 7.38%, 4/1/32 (a)	87,000	92,303
Freedom Mortgage Holdings LLC
9.25%, 2/1/29 (a)	96,000	100,328
9.13%, 5/15/31 (a)	50,000	53,705
GGAM Finance Ltd., 8.00%, 6/15/28 (a)	28,000	29,651
Goeasy Ltd.
9.25%, 12/1/28 (a)	165,000	169,650
7.63%, 7/1/29 (a)	9,000	8,903
Jane Street Group / JSG Finance, Inc.
7.13%, 4/30/31 (a)	42,000	44,132
6.75%, 5/1/33 (a)	90,000	93,942
Onemain Finance Corp., 6.75%, 9/15/33	40,000	40,570
OneMain Finance Corp.
6.63%, 5/15/29	130,000	134,628
7.88%, 3/15/30	129,000	136,360
7.50%, 5/15/31	187,000	196,754
7.13%, 11/15/31	64,000	66,810
7.13%, 9/15/32	64,000	66,492
Osaic Holdings, Inc., 6.75%, 8/1/32 (a)	15,000	15,690
Pennymac Financial Services, Inc., 6.88%, 5/15/32 (a)	169,000	176,982
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 10.7% (Continued)
PennyMac Financial Services, Inc.
7.88%, 12/15/29 (a)	$78,000	$82,996
6.88%, 2/15/33 (a)	70,000	73,077
6.75%, 2/15/34 (a)	20,000	20,675
Rocket Cos., Inc. 6.50%, 8/1/29 (a)	70,000	72,197
6.13%, 8/1/30 (a)	130,000	134,421
7.13%, 2/1/32 (a)	37,000	38,924
SLM Corp., 6.50%, 1/31/30	76,000	78,654
Stonex Escrow Issuer LLC, 6.88%, 7/15/32 (a)	45,000	46,640
StoneX Group, Inc., 7.88%, 3/1/31 (a)	233,000	247,532
Synchrony Financial, 7.25%, 2/2/33	310,000	333,478
United Wholesale Mortgage LLC
5.75%, 6/15/27 (a)	68,000	68,182
5.50%, 4/15/29 (a)	43,000	42,695
UWM Holdings LLC
6.63%, 2/1/30 (a)	134,000	135,691
6.25%, 3/15/31 (a)	94,000	93,850
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 6/15/31 (a)	209,000	218,929
		4,703,710
ELECTRIC - 2.8%
Alpha Generation LLC, 6.25%, 1/15/34 (a)	31,000	31,274
Edison International 8.13%, (US 5 Year CMT T-Note + 3.86%), 6/15/53 (b)	66,000	68,564
7.88%, (US 5 Year CMT T-Note + 3.66%), 6/15/54 (b)	64,000	66,779
Electricite de France SA, 9.13%, (US 5 Year CMT T-Note + 5.41%), 12/15/74 (a),(b)	21,000	24,422
PG&E Corp.
5.00%, 7/1/28	125,000	124,638
5.25%, 7/1/30	51,000	50,639
7.38%, (US 5 Year CMT T-Note + 3.88%), 3/15/55 (b)	105,000	109,356
Talen Energy Supply LLC
8.63%, 6/1/30 (a)	90,000	95,288
6.25%, 2/1/34 (a)	135,000	137,837
6.50%, 2/1/36 (a)	175,000	180,966
Vistra Operations Co. LLC, 7.75%, 10/15/31 (a)	313,000	331,522
		1,221,285
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
WESCO Distribution, Inc., 6.38%, 3/15/33 (a)	25,000	26,102
ENGINEERING & CONSTRUCTION - 1.2%
AECOM, 6.00%, 8/1/33 (a)	105,000	107,610
Brand Industrial Services, Inc., 10.38%, 8/1/30 (a)	50,000	49,032
HTA Group Ltd., 7.50%, 6/4/29 (a)	343,000	353,968
		510,610

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ENTERTAINMENT - 2.6%
Churchill Downs, Inc., 6.75%, 5/1/31 (a)	$56,000	$58,073
Flutter Treasury Dac, 5.88%, 6/4/31 (a)	31,000	31,431
Light & Wonder International, Inc., 7.50%, 9/1/31 (a)	219,000	228,521
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 5/1/29 (a)	40,000	39,355
Resorts World Las Vegas LLC / RWLV Capital, Inc., 8.45%, 7/27/30 (a)	65,000	64,414
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30 (a)	98,000	93,590
Warnermedia Holdings, Inc.
4.05%, 3/15/29	120,000	116,100
4.28%, 3/15/32	267,000	234,378
5.05%, 3/15/42	302,000	213,212
5.14%, 3/15/52	77,000	50,731
		1,129,805
FOOD - 1.8%
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 2/15/28 (a)	30,000	30,643
Performance Food Group, Inc., 6.13%, 9/15/32 (a)	139,000	143,299
Post Holdings, Inc., 6.38%, 3/1/33 (a)	268,000	270,769
US Foods, Inc.
6.88%, 9/15/28 (a)	129,000	133,414
7.25%, 1/15/32 (a)	130,000	136,646
5.75%, 4/15/33 (a)	58,000	59,078
		773,849
GAS - 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 5/20/27	113,000	113,649
9.38%, 6/1/28 (a)	192,000	199,056
9.50%, 6/1/30 (a)	65,000	69,244
		381,949
HEALTHCARE-PRODUCTS - 0.5%
Insulet Corp., 6.50%, 4/1/33 (a)	209,000	217,857
HEALTHCARE-SERVICES - 0.9%
DaVita, Inc., 6.88%, 9/1/32 (a)	77,000	80,147
Fortrea Holdings, Inc., 7.50%, 7/1/30 (a)	61,000	62,354
Tenet Healthcare Corp.
6.13%, 10/1/28	65,000	65,294
6.13%, 6/15/30	95,000	97,213
5.50%, 11/15/32 (a)	55,000	55,751
6.00%, 11/15/33 (a)	45,000	46,332
		407,091
HOLDING COMPANIES-DIVERS - 0.2%
Stena International SA, 7.25%, 1/15/31 (a)	75,000	76,456
	Shares/ Principal	Fair Value
HOME BUILDERS - 0.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 9/15/27 (a)	$84,000	$84,048
Century Communities, Inc., 6.63%, 9/15/33 (a)	19,000	19,207
Thor Industries, Inc., 4.00%, 10/15/29 (a)	198,000	190,751
		294,006
HOME FURNISHINGS - 0.5%
Somnigroup International, Inc., 4.00%, 4/15/29 (a)	160,000	155,889
Whirlpool Corp.
6.13%, 6/15/30	40,000	39,903
4.50%, 6/1/46	15,000	11,267
4.60%, 5/15/50	33,000	24,269
		231,328
INSURANCE - 0.7%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 7/1/32 (a)	17,000	17,553
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31 (a)	178,000	184,426
Ryan Specialty LLC, 5.88%, 8/1/32 (a)	85,000	86,850
		288,829
INTERNET - 4.0%
Cogent Communications Group LLC, 7.00%, 6/15/27 (a)	147,000	147,091
Gen Digital, Inc.
7.13%, 9/30/30 (a)	56,000	57,827
6.25%, 4/1/33 (a)	23,000	23,719
Getty Images, Inc.
11.25%, 2/21/30 (a)	24,000	22,504
10.50%, 11/15/30 (a)	70,000	70,578
Match Group Holdings II LLC
5.63%, 2/15/29 (a)	142,000	142,450
6.13%, 9/15/33 (a)	165,000	166,976
Rakuten Group, Inc.
11.25%, 2/15/27 (a)	255,000	272,667
9.75%, 4/15/29 (a)	165,000	184,449
Snap, Inc., 6.88%, 3/1/33 (a)	260,000	269,424
Wayfair LLC
7.25%, 10/31/29 (a)	253,000	264,095
7.75%, 9/15/30 (a)	115,000	122,527
ZipRecruiter, Inc., 5.00%, 1/15/30 (a)	44,000	34,544
		1,778,851
INVESTMENT COMPANIES - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 1/15/29	208,000	207,364
10.00%, 11/15/29 (a)	201,000	200,858
9.00%, 6/15/30	66,000	63,088
		471,310

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
IRON & STEEL - 1.3%
Champion Iron Canada, Inc., 7.88%, 7/15/32 (a)	$50,000	$53,083
Cleveland-Cliffs, Inc., 7.63%, 1/15/34 (a)	105,000	109,727
Commercial Metals Co.
5.75%, 11/15/33 (a)	30,000	30,676
6.00%, 12/15/35 (a)	70,000	71,836
Infrabuild Australia Pty Ltd., 14.50%, 11/15/28 (a)	63,000	66,754
Mineral Resources Ltd.
8.50%, 5/1/30 (a)	84,000	87,356
7.00%, 4/1/31 (a)	133,000	138,711
		558,143
LEISURE TIME - 2.4%
Acushnet Co., 5.63%, 12/1/33 (a)	50,000	50,562
Amer Sports Co., 6.75%, 2/16/31 (a)	298,000	312,334
Life Time, Inc., 6.00%, 11/15/31 (a)	191,000	195,686
Lindblad Expeditions LLC, 7.00%, 9/15/30 (a)	20,000	20,864
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	68,000	67,314
6.38%, 11/1/32 (a)	242,000	248,281
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26 (a)	61,000	61,094
Viking Cruises Ltd., 5.88%, 10/15/33 (a)	120,000	121,835
		1,077,970
LODGING - 1.2%
Genting New York LLC / GENNY Capital, Inc., 7.25%, 10/1/29 (a)	177,000	181,625
Hilton Domestic Operating Co., Inc., 6.13%, 4/1/32 (a)	169,000	175,002
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32 (a)	35,000	35,874
MGM Resorts International, 6.13%, 9/15/29	31,000	31,858
Station Casinos LLC, 6.63%, 3/15/32 (a)	89,000	91,103
		515,462
MACHINERY-CONSTRUCTION & MINING - 0.1%
Manitowoc Co., Inc. (The), 9.25%, 10/1/31 (a)	49,000	52,753
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	11,000	11,310
MEDIA - 4.8%
AMC Networks, Inc.
10.25%, 1/15/29 (a)	147,000	154,162
10.50%, 7/15/32 (a)	105,000	115,998
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	46,000	45,638
5.38%, 6/1/29 (a)	75,000	74,245
4.75%, 3/1/30 (a)	100,000	95,511
	Shares/ Principal	Fair Value
MEDIA - 4.8% (Continued)
4.50%, 8/15/30 (a)	$26,000	$24,479
4.25%, 2/1/31 (a)	94,000	86,396
7.38%, 3/1/31 (a)	339,000	345,945
4.50%, 5/1/32	146,000	131,041
Directv Financing LLC, 8.88%, 2/1/30 (a)	45,000	45,531
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27 (a)	139,000	139,817
10.00%, 2/15/31 (a)	89,000	90,962
Discovery Communications LLC, 5.00%, 9/20/37	95,000	76,012
Gray Media, Inc., 10.50%, 7/15/29 (a)	19,000	20,431
Nexstar Media, Inc., 4.75%, 11/1/28 (a)	200,000	198,570
Sinclair Television Group, Inc.
4.38%, 12/31/32 (a)	91,000	71,649
8.13%, 2/15/33 (a)	66,000	68,932
Sirius XM Radio, Inc.
5.50%, 7/1/29 (a)	45,000	45,368
4.13%, 7/1/30 (a)	21,000	19,973
TEGNA, Inc., 5.00%, 9/15/29	22,000	21,806
Univision Communications, Inc., 8.00%, 8/15/28 (a)	125,000	129,453
Versant Media Group, Inc., 7.25%, 1/30/31 (a)	20,000	20,634
Virgin Media Secured Finance PLC, 5.50%, 5/15/29 (a)	118,000	116,249
		2,138,802
METAL FABRICATE & HARDWARE - 0.7%
Vallourec SACA, 7.50%, 4/15/32 (a)	290,000	307,962
MINING - 3.2%
Century Aluminum Co., 6.88%, 8/1/32 (a)	183,000	188,802
Eldorado Gold Corp., 6.25%, 9/1/29 (a)	206,000	207,731
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	246,000	256,075
Hecla Mining Co., 7.25%, 2/15/28	2,000	2,012
Ivanhoe Mines Ltd., 7.88%, 1/23/30 (a)	32,000	33,023
Kaiser Aluminum Corp., 5.88%, 3/1/34 (a)	65,000	65,191
New Gold, Inc., 6.88%, 4/1/32 (a)	153,000	162,371
Novelis Corp., 6.88%, 1/30/30 (a)	165,000	171,313
Perenti Finance Pty Ltd., 7.50%, 4/26/29 (a)	140,000	145,697
Taseko Mines Ltd., 8.25%, 5/1/30 (a)	186,000	197,571
		1,429,786
MISCELLANEOUS MANUFACTURING - 0.4%
EnPro, Inc., 6.13%, 6/1/33 (a)	174,000	179,538
OFFICE FURNISHINGS - 0.4%
HNI Corp., 5.13%, 1/18/29 (a)	202,000	197,915
OIL & GAS - 8.2%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/1/29 (a)	125,000	130,959

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
OIL & GAS - 8.2% (Continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 6/30/29 (a)	$50,000	$50,130
BKV Upstream Midstream LLC, 7.50%, 10/15/30 (a)	134,000	136,106
California Resources Corp.
8.25%, 6/15/29 (a)	298,000	311,702
7.00%, 1/15/34 (a)	54,000	53,193
Chord Energy Corp.
6.00%, 10/1/30 (a)	40,000	40,451
6.75%, 3/15/33 (a)	256,000	264,706
CNX Resources Corp.
6.00%, 1/15/29 (a)	89,000	89,595
7.38%, 1/15/31 (a)	69,000	71,451
7.25%, 3/1/32 (a)	68,000	71,006
CVR Energy, Inc., 8.50%, 1/15/29 (a)	165,000	169,595
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.50%, 10/1/30 (a)	26,000	27,554
Gulfport Energy Operating Corp., 6.75%, 9/1/29 (a)	273,000	281,737
Ithaca Energy North Sea PLC, 8.13%, 10/15/29 (a)	200,000	207,602
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.88%, 12/1/32 (a)	225,000	231,323
Nabors Industries, Inc.
9.13%, 1/31/30 (a)	84,000	87,827
7.63%, 11/15/32 (a)	45,000	44,255
Noble Finance II LLC, 8.00%, 4/15/30 (a)	270,000	280,514
Northern Oil & Gas, Inc., 8.75%, 6/15/31 (a)	60,000	60,570
PBF Holding Co. LLC / PBF Finance Corp., 9.88%, 3/15/30 (a)	37,000	38,069
Seadrill Finance Ltd., 8.38%, 8/1/30 (a)	65,000	67,591
Sunoco LP, 7.00%, 5/1/29 (a)	50,000	52,140
Talos Production, Inc.
9.00%, 2/1/29 (a)	155,000	160,990
9.38%, 2/1/31 (a)	182,000	189,791
Valaris Ltd., 8.38%, 4/30/30 (a)	343,000	356,848
Vermilion Energy, Inc., 7.25%, 2/15/33 (a)	165,000	155,485
		3,631,190
OIL & GAS SERVICES - 1.4%
Bristow Group, Inc., 6.88%, 3/1/28 (a)	122,000	122,147
Enerflex, Inc., 6.88%, 1/15/31 (a)	45,000	46,018
Kodiak Gas Services LLC
6.50%, 10/1/33 (a)	15,000	15,329
6.75%, 10/1/35 (a)	15,000	15,419
Tidewater, Inc., 9.13%, 7/15/30 (a)	164,000	176,019
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29 (a)	62,000	64,181
Viridien, 10.00%, 10/15/30 (a)	122,000	128,647
Weatherford International Ltd., 6.75%, 10/15/33 (a)	65,000	66,557
		634,317
	Shares/ Principal	Fair Value
PACKAGING & CONTAINERS - 0.4%
Crown Americas LLC, 5.88%, 6/1/33 (a)	$75,000	$76,716
Mauser Packaging Solutions Holding Co., 7.88%, 4/15/30 (a)	97,000	96,710
		173,426
PHARMACEUTICALS - 2.0%
Amneal Pharmaceuticals LLC, 6.88%, 8/1/32 (a)	237,000	250,052
BellRing Brands, Inc., 7.00%, 3/15/30 (a)	64,000	66,168
CVS Health Corp.
6.75%, (US 5 Year CMT T-Note + 2.52%), 12/10/54 (b)	142,000	148,300
7.00%, (US 5 Year CMT T-Note + 2.89%), 3/10/55 (b)	150,000	157,357
HLF Financing Sarl LLC / Herbalife International, Inc., 12.25%, 4/15/29 (a)	197,000	212,709
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 6.75%, 5/15/34 (a)	70,000	62,963
		897,549
PIPELINES - 3.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 10/15/33 (a)	65,000	65,393
5.75%, 7/1/34 (a)	45,000	45,364
CNX Midstream Partners LP, 4.75%, 4/15/30 (a)	144,000	139,672
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (a)	50,000	49,466
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 6/1/28 (a)	14,000	14,080
8.63%, 3/15/29 (a)	255,000	267,282
7.38%, 6/30/33 (a)	50,000	51,021
Energy Transfer LP
8.00%, (US 5 Year CMT T-Note + 4.02%), 5/15/54 (b)	48,000	51,237
7.13%, (US 5 Year CMT T-Note + 2.83%), 10/1/54 (b)	82,000	84,135
Global Partners LP / GLP Finance Corp., 8.25%, 1/15/32 (a)	170,000	179,058
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 2/15/29 (a)	134,000	139,109
8.38%, 2/15/32 (a)	117,000	121,165
Prairie Acquiror LP, 9.00%, 8/1/29 (a)	35,000	36,377
Venture Global LNG, Inc.
8.13%, 6/1/28 (a)	49,000	49,632
9.50%, 2/1/29 (a)	112,000	116,093
9.88%, 2/1/32 (a)	166,000	171,490
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (a)	60,000	61,454
		1,642,028

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
REAL ESTATE - 1.3%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 4/15/30 (a)	$106,000	$105,530
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 4/15/30 (a)	144,000	156,275
Cushman & Wakefield US Borrower LLC, 8.88%, 9/1/31 (a)	99,000	105,746
Five Point Operating Co. LP, 8.00%, 10/1/30 (a)	106,000	110,754
Howard Hughes Corp. (The)
5.38%, 8/1/28 (a)	78,000	78,295
4.13%, 2/1/29 (a)	9,000	8,746
		565,346
REITS - 4.1%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29 (a)	25,000	24,179
Blackstone Mortgage Trust, Inc., 7.75%, 12/1/29 (a)	220,000	234,717
Brandywine Operating Partnership LP, 8.88%, 4/12/29	84,000	90,537
Diversified Healthcare Trust, 7.25%, 10/15/30 (a)	15,000	15,337
EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman NON-MTM, 7.38%, 9/30/30 (a)	40,000	40,308
Iron Mountain, Inc.
5.25%, 3/15/28 (a)	89,000	89,201
7.00%, 2/15/29 (a)	75,000	77,042
6.25%, 1/15/33 (a)	89,000	89,745
Millrose Properties, Inc.
6.38%, 8/1/30 (a)	128,000	130,975
6.25%, 9/15/32 (a)	237,000	239,129
Rithm Capital Corp.
8.00%, 4/1/29 (a)	303,000	311,090
8.00%, 7/15/30 (a)	55,000	56,247
Starwood Property Trust, Inc.
7.25%, 4/1/29 (a)	132,000	139,406
6.00%, 4/15/30 (a)	49,000	50,272
6.50%, 7/1/30 (a)	134,000	139,801
6.50%, 10/15/30 (a)	89,000	92,791
		1,820,777
RETAIL - 4.9%
Advance Auto Parts, Inc.
7.00%, 8/1/30 (a)	85,000	85,461
7.38%, 8/1/33 (a)	166,000	166,659
Brinker International, Inc., 8.25%, 7/15/30 (a)	131,000	138,684
Carvana Co.
9.00% Cash, 6/1/30 (a),(c)	163,000	170,755
9.00% Cash, 6/1/31 (a),(c)	114,490	129,194
Dick's Sporting Goods, Inc., 4.00%, 10/1/29 (a)	41,000	40,242
	Shares/ Principal	Fair Value
RETAIL - 4.9% (Continued)
FirstCash, Inc.
5.63%, 1/1/30 (a)	$120,000	$120,444
6.88%, 3/1/32 (a)	226,000	235,086
Gap, Inc. (The), 3.63%, 10/1/29 (a)	130,000	123,283
Kohl's Corp., 10.00%, 6/1/30 (a)	120,000	132,170
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	35,000	35,186
7.38%, 8/1/33 (a)	182,000	192,915
Nordstrom, Inc.
4.00%, 3/15/27	21,000	20,737
4.38%, 4/1/30	130,000	124,286
4.25%, 8/1/31	24,000	22,256
5.00%, 1/15/44	127,000	94,971
QXO Building Products, Inc., 6.75%, 4/30/32 (a)	326,000	340,480
		2,172,809
SEMICONDUCTORS - 1.3%
Amkor Technology, Inc., 5.88%, 10/1/33 (a)	85,000	86,753
Ams-Osram AG, 12.25%, 3/30/29 (a)	140,000	148,700
Kioxia Holdings Corp.
6.25%, 7/24/30 (a)	128,000	131,705
6.63%, 7/24/33 (a)	190,000	197,604
		564,762
SOFTWARE - 1.8%
Cloud Software Group, Inc., 8.25%, 6/30/32 (a)	23,000	24,036
CoreWeave, Inc.
9.25%, 6/1/30 (a)	371,000	344,946
9.00%, 2/1/31 (a)	68,000	62,323
Fair Isaac Corp., 6.00%, 5/15/33 (a)	143,000	146,896
Pagaya US Holdings Co. LLC, 8.88%, 8/1/30 (a)	226,000	197,186
ROBLOX Corp., 3.88%, 5/1/30 (a)	11,000	10,516
		785,903
TELECOMMUNICATIONS - 7.2%
APLD ComputeCo LLC, 9.25%, 12/15/30 (a)	289,000	284,002
Cipher Compute LLC, 7.13%, 11/15/30 (a)	55,000	56,017
CommScope LLC, 9.50%, 12/15/31 (a)	249,000	251,500
Connect Finco Sarl / Connect US Finco LLC, 9.00%, 9/15/29 (a)	237,000	251,395
Echostar Corp., 10.75%, 11/30/29	200,000	221,160
Flash Compute LLC, 7.25%, 12/31/30 (a)	55,000	54,548
GCI LLC, 4.75%, 10/15/28 (a)	258,000	251,559
Level 3 Financing, Inc.
6.88%, 6/30/33 (a)	237,000	242,434
7.00%, 3/31/34 (a)	151,000	155,617
Lumen Technologies, Inc., 10.00%, 10/15/32 (a)	41,000	41,267

See accompanying notes to financial statements.

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
TELECOMMUNICATIONS - 7.2% (Continued)
Millicom International Cellular SA
6.25%, 3/25/29 (a)	$135,000	$136,225
7.38%, 4/2/32 (a)	195,000	202,649
Rogers Communications, Inc.
7.00%, (US 5 Year CMT T-Note + 2.65%), 4/15/55 (b)	82,000	85,788
7.13%, (US 5 Year CMT T-Note + 2.62%), 4/15/55 (b)	78,000	82,311
Telecom Italia Capital SA
6.38%, 11/15/33	34,000	35,752
6.00%, 9/30/34	22,000	22,581
7.20%, 7/18/36	82,000	88,926
7.72%, 6/4/38	186,000	206,035
Viasat, Inc., 5.63%, 4/15/27 (a)	94,000	93,878
WULF Compute LLC, 7.75%, 10/15/30 (a)	151,000	155,567
Zegona Finance PLC, 8.63%, 7/15/29 (a)	228,000	241,835
		3,161,046
TRANSPORTATION - 0.5%
Danaos Corp.
8.50%, 3/1/28 (a)	44,000	44,294
6.88%, 10/15/32 (a)	175,000	180,799
		225,093
TRUCKING & LEASING - 0.8%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/1/30 (a)	125,000	132,947
7.00%, 6/15/32 (a)	105,000	110,388
FTAI Aviation Investors LLC, 7.00%, 5/1/31 (a)	85,000	89,476
		332,811
TOTAL CORPORATE BONDS AND NOTES (Cost - $41,833,857)		43,120,449
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUNDS - 0.6%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (d) (Cost - $277,958)	$277,958	$277,958
TOTAL SHORT-TERM INVESTMENTS (Cost - $277,958)		277,958
TOTAL INVESTMENTS - 98.4% (Cost - $42,111,815)		$43,398,407
OTHER ASSETS LESS LIABILITIES - NET 1.6%		702,061
TOTAL NET ASSETS - 100.0%		$44,100,468

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2025, these securities amounted to $37,851,292 or 85.8% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  PIK - Pay-in-kind security.

(d)  The rate shown is the annualized seven-day yield at period end.

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	5	3/31/2026	$546,523	$(2,305)

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
CORPORATE BONDS AND NOTES - 34.3%
AEROSPACE & DEFENSE - 0.8%
Boeing Co. (The)
3.45%, 11/1/28	$100,000	$97,956
5.15%, 5/1/30	66,000	67,882
6.53%, 5/1/34	63,000	69,848
6.86%, 5/1/54	94,000	106,034
Howmet Aerospace, Inc., 4.85%, 10/15/31	46,000	47,240
Northrop Grumman Corp., 4.75%, 6/1/43	50,000	46,201
RTX Corp., 4.05%, 5/4/47	50,000	40,487
		475,648
AGRICULTURE - 0.4%
BAT Capital Corp.
2.26%, 3/25/28	75,000	72,188
6.00%, 2/20/34	157,000	168,421
		240,609
AUTO MANUFACTURERS - 0.5%
General Motors Financial Co., Inc.
1.50%, 6/10/26	125,000	123,588
2.35%, 1/8/31	125,000	112,422
Hyundai Capital America, 5.40%, 6/24/31 (a)	50,000	51,793
		287,803
BANKS - 9.4%
Banco Santander SA, 5.57%, 1/17/30	200,000	208,439
Bank of America Corp.
5.08%, (SOFR + 1.29%), 1/20/27 (b)	210,000	210,104
3.42%, (3 Month Term SOFR + 1.30%), 12/20/28 (b)	108,000	106,771
4.27%, (3 Month Term SOFR + 1.57%), 7/23/29 (b)	125,000	125,617
2.59%, (SOFR + 2.15%), 4/29/31 (b)	75,000	69,932
1.90%, (SOFR + 1.53%), 7/23/31 (b)	100,000	89,925
2.65%, (SOFR + 1.22%), 3/11/32 (b)	100,000	91,952
2.97%, (SOFR + 1.33%), 2/4/33 (b)	50,000	45,792
4.57%, (SOFR + 1.83%), 4/27/33 (b)	50,000	49,964
5.51%, (SOFR + 1.31%), 1/24/36 (b)	25,000	26,138
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36 (b)	75,000	65,919
Barclays PLC, 5.79%, (SOFR + 1.59%), 2/25/36 (b)	200,000	209,593
BNP Paribas SA, 1.32%, (SOFR + 1.00%), 1/13/27 (a),(b)	225,000	224,787
Canadian Imperial Bank of Commerce, 5.25%, (SOFR + 1.11%), 1/13/31 (b)	100,000	103,198
Citigroup, Inc.
4.60%, 3/9/26	75,000	75,068
3.40%, 5/1/26	200,000	199,625
4.45%, 9/29/27	125,000	125,821
3.67%, (3 Month Term SOFR + 1.65%), 7/24/28 (b)	50,000	49,688
2.98%, (SOFR + 1.42%), 11/5/30 (b)	100,000	95,310
	Shares/ Principal	Fair Value
BANKS - 9.4% (Continued)
3.06%, (SOFR + 1.35%), 1/25/33 (b)	$50,000	$45,886
6.02%, (SOFR + 1.83%), 1/24/36 (b)	60,000	62,959
First Horizon Corp., 5.51%, (SOFR + 1.77%), 3/7/31 (b)	55,000	56,873
ING Groep NV, 4.63%, 1/6/26 (a)	225,000	225,013
JPMorgan Chase & Co.
3.30%, 4/1/26	225,000	224,740
3.96%, (3 Month Term SOFR + 1.51%), 1/29/27 (b)	175,000	174,972
3.51%, (3 Month Term SOFR + 1.21%), 1/23/29 (b)	125,000	123,841
2.96%, (3 Month Term SOFR + 2.52%), 5/13/31 (b)	25,000	23,604
2.96%, (SOFR + 1.26%), 1/25/33 (b)	50,000	45,952
5.57%, (SOFR + 1.68%), 4/22/36 (b)	145,000	152,527
M&T Bank Corp., 5.05%, (SOFR + 1.85%), 1/27/34 (b)	90,000	90,724
Macquarie Group Ltd., 1.34%, (SOFR + 1.07%), 1/12/27 (a),(b)	75,000	74,939
Morgan Stanley
3.63%, 1/20/27	50,000	49,875
5.05%, (SOFR + 1.30%), 1/28/27 (b)	263,000	263,182
3.95%, 4/23/27	30,000	29,982
5.16%, (SOFR + 1.59%), 4/20/29 (b)	155,000	158,540
4.43%, (3 Month Term SOFR + 1.89%), 1/23/30 (b)	50,000	50,308
2.70%, (SOFR + 1.14%), 1/22/31 (b)	75,000	70,405
1.79%, (SOFR + 1.03%), 2/13/32 (b)	125,000	109,906
5.47%, (SOFR + 1.73%), 1/18/35 (b)	30,000	31,249
5.66%, (SOFR + 1.76%), 4/17/36 (b)	50,000	52,588
Toronto-Dominion Bank (The),
4.46%, 6/8/32	25,000	24,992
Truist Financial Corp., 6.05%, (SOFR + 2.05%), 6/8/27 (b)	25,000	25,202
UBS Group AG, 4.55%, 4/17/26	255,000	255,433
US Bancorp
5.78%, (SOFR + 2.02%), 6/12/29 (b)	70,000	72,780
4.97%, (SOFR + 2.11%), 7/22/33 (b)	140,000	141,249
5.85%, (SOFR + 2.09%), 10/21/33 (b)	50,000	53,622
Wells Fargo & Co.
3.00%, 10/23/26	325,000	322,646
4.30%, 7/22/27	100,000	100,403
4.15%, 1/24/29	25,000	25,072
4.90%, (SOFR + 2.10%), 7/25/33 (b)	11,000	11,188
Westpac Banking Corp., 4.11%, (US 5 Year CMT T-Note + 2.00%), 7/24/34 (b)	75,000	73,826
		5,398,121
BEVERAGES - 1.2%
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	25,000	32,308
5.45%, 1/23/39	35,000	36,309

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
BEVERAGES - 1.2% (Continued)
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	$40,000	$41,929
Constellation Brands, Inc.
3.60%, 2/15/28	100,000	99,095
3.15%, 8/1/29	125,000	120,483
2.25%, 8/1/31	50,000	44,407
Keurig Dr Pepper, Inc., 3.80%, 5/1/50	19,000	13,854
Pernod Ricard International Finance LLC, 1.63%, 4/1/31 (a)	330,000	287,149
		675,534
BIOTECHNOLOGY - 0.6%
Amgen, Inc.
5.25%, 3/2/30	130,000	134,971
5.25%, 3/2/33	84,000	87,071
Royalty Pharma PLC
2.20%, 9/2/30	70,000	63,517
5.40%, 9/2/34	79,000	81,057
		366,616
BUILDING MATERIALS - 0.3%
Carrier Global Corp.
2.70%, 2/15/31	75,000	69,590
5.90%, 3/15/34	101,000	108,584
		178,174
CHEMICALS - 0.1%
International Flavors & Fragrances, Inc., 1.83%, 10/15/27 (a)	27,000	25,908
COMMERCIAL SERVICES - 0.9%
Cornell University, 4.73%, 6/15/35	130,000	130,626
DP World Crescent Ltd., 5.50%, 5/8/35 (a)	200,000	206,241
Global Payments, Inc., 5.55%, 11/15/35	80,000	79,686
Quanta Services, Inc., 5.25%, 8/9/34	68,000	69,868
S&P Global, Inc., 2.95%, 1/22/27	50,000	49,539
		535,960
COMPUTERS - 0.1%
Dell International LLC / EMC Corp., 5.30%, 10/1/29	25,000	25,821
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	57,000	56,623
		82,444
DIVERSIFIED FINANCIAL SERVICES - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/26	225,000	221,958
5.38%, 12/15/31	150,000	155,556
Air Lease Corp.
2.88%, 1/15/26	75,000	74,959
3.75%, 6/1/26	175,000	174,668
Ally Financial, Inc., 2.20%, 11/2/28	100,000	94,606
	Shares/ Principal	Fair Value
DIVERSIFIED FINANCIAL SERVICES - 1.9% (Continued)
Avolon Holdings Funding Ltd.
6.38%, 5/4/28 (a)	$40,000	$41,689
5.15%, 1/15/30 (a)	26,000	26,453
Capital One Financial Corp., 6.18%, (SOFR + 2.04%), 1/30/36 (b)	120,000	125,576
Charles Schwab Corp. (The), 3.45%, 2/13/26	128,000	127,901
Nasdaq, Inc., 3.25%, 4/28/50	25,000	17,368
		1,060,734
ELECTRIC - 1.3%
Ameren Corp., 3.50%, 1/15/31	25,000	24,050
American Electric Power Co., Inc., 2.30%, 3/1/30	50,000	46,248
Dominion Energy, Inc., 3.38%, 4/1/30	50,000	48,276
Duke Energy Carolinas LLC, 3.95%, 3/15/48	25,000	19,868
Duquesne Light Holdings, Inc., 2.53%, 10/1/30 (a)	100,000	90,962
Entergy Corp., 2.95%, 9/1/26	175,000	173,701
Exelon Corp., 4.05%, 4/15/30	50,000	49,579
FirstEnergy Corp., 2.25%, 9/1/30	50,000	45,325
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	80,000	76,247
Pacific Gas and Electric Co.
2.10%, 8/1/27	25,000	24,240
2.50%, 2/1/31	50,000	45,054
3.30%, 8/1/40	25,000	18,976
Southern California Edison Co., 4.20%, 3/1/29	100,000	99,435
		761,961
ELECTRONICS - 0.1%
Allegion US Holding Co., Inc., 5.60%, 5/29/34	45,000	47,068
ENGINEERING & CONSTRUCTION - 0.3%
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	195,612
ENVIRONMENTAL CONTROL - 0.1%
Republic Services, Inc., 4.88%, 4/1/29	50,000	51,266
FOOD - 1.4%
Campbell's Co. (The), 4.75%, 3/23/35	39,000	37,793
J M Smucker Co. (The)
5.90%, 11/15/28	83,000	86,994
6.20%, 11/15/33	47,000	51,019
Mars, Inc.
4.80%, 3/1/30 (a)	150,000	153,388
5.00%, 3/1/32 (a)	125,000	129,026
5.20%, 3/1/35 (a)	200,000	205,986
Sysco Corp., 4.45%, 3/15/48	25,000	21,236
The Campbell's Co., 5.40%, 3/21/34	117,000	119,328
		804,770

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
GAS - 0.0%†
NiSource, Inc., 3.60%, 5/1/30	$25,000	$24,310
HEALTHCARE-PRODUCTS - 0.3%
Solventum Corp.
5.40%, 3/1/29	47,000	48,708
5.60%, 3/23/34	60,000	62,559
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	75,000	69,265
		180,532
HEALTHCARE-SERVICES - 2.9%
Adventist Health System/West
2.95%, 3/1/29	25,000	23,755
4.74%, 12/1/30	155,000	155,717
5.76%, 12/1/34	35,000	36,144
Ascension Health, 4.92%, 11/15/35	75,000	75,269
Banner Health, 2.34%, 1/1/30	145,000	135,416
Baylor Scott & White Holdings, 1.78%, 11/15/30	50,000	44,860
Cigna Group (The)
5.13%, 5/15/31	85,000	87,943
4.80%, 8/15/38	75,000	72,035
CommonSpirit Health
4.35%, 9/1/30	40,000	39,863
4.98%, 9/1/35	65,000	64,384
3.91%, 10/1/50	110,000	82,571
6.46%, 11/1/52	105,000	113,197
HCA, Inc.
4.50%, 2/15/27	100,000	100,223
5.45%, 4/1/31	125,000	130,569
Humana, Inc., 5.95%, 3/15/34	20,000	21,022
Laboratory Corp. of America Holdings, 4.80%, 10/1/34	35,000	34,745
PeaceHealth Obligated Group, 4.34%, 11/15/28	55,000	55,275
Rush System for Health Obligated Group, 3.92%, 11/15/29	60,000	59,522
Sutter Health
2.29%, 8/15/30	25,000	23,013
4.09%, 8/15/48	225,000	183,976
UnitedHealth Group, Inc.
5.88%, 2/15/53	50,000	50,575
5.05%, 4/15/53	50,000	45,279
		1,635,353
HOME BUILDERS - 0.1%
Lennar Corp., 4.75%, 11/29/27	45,000	45,365
INSURANCE - 0.5%
Chubb INA Holdings LLC, 6.80%, 11/15/31	49,000	54,822
Principal Financial Group, Inc.
3.10%, 11/15/26	75,000	74,445
2.13%, 6/15/30	100,000	91,175
	Shares/ Principal	Fair Value
INSURANCE - 0.5% (Continued)
Willis North America, Inc., 2.95%, 9/15/29	$50,000	$47,611
		268,053
INTERNET - 1.1%
Alphabet, Inc., 4.10%, 11/15/30	250,000	251,049
Expedia Group, Inc.
3.25%, 2/15/30	28,000	26,876
2.95%, 3/15/31	14,000	13,032
Meta Platforms, Inc.
4.20%, 11/15/30	100,000	100,343
4.88%, 11/15/35	100,000	100,034
Netflix, Inc., 5.88%, 11/15/28	95,000	99,919
Uber Technologies, Inc., 4.50%, 8/15/29 (a)	50,000	50,006
		641,259
INVESTMENT COMPANIES - 0.1%
Blackstone Private Credit Fund, 6.00%, 1/29/32	25,000	25,407
Blackstone Secured Lending Fund, 5.88%, 11/15/27	25,000	25,526
		50,933
LODGING - 0.9%
Choice Hotels International, Inc.
3.70%, 1/15/31	94,000	89,603
5.85%, 8/1/34	45,000	45,953
Hyatt Hotels Corp., 5.50%, 6/30/34	147,000	151,728
Marriott International, Inc.
4.90%, 4/15/29	50,000	51,159
4.88%, 5/15/29	39,000	39,880
2.85%, 4/15/31	175,000	162,443
		540,766
MACHINERY-DIVERSIFIED - 0.1%
IDEX Corp., 2.63%, 6/15/31	25,000	22,857
Ingersoll Rand, Inc., 5.70%, 8/14/33	45,000	47,751
		70,608
MEDIA - 0.2%
Comcast Corp.
5.30%, 6/1/34	98,000	101,203
3.75%, 4/1/40	25,000	20,662
		121,865
OIL & GAS - 0.3%
Marathon Petroleum Corp., 3.80%, 4/1/28	25,000	24,861
Phillips 66, 3.90%, 3/15/28	150,000	149,410
		174,271
PHARMACEUTICALS - 0.5%
Cencora, Inc., 2.70%, 3/15/31	117,000	107,915
CVS Health Corp., 4.78%, 3/25/38	160,000	151,496
		259,411

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
PIPELINES - 1.1%
Energy Transfer LP
5.25%, 4/15/29	$100,000	$102,817
5.30%, 4/15/47	25,000	22,241
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40	173,276	147,664
MPLX LP
4.80%, 2/15/29	50,000	50,776
2.65%, 8/15/30	125,000	115,879
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	100,000	100,679
Targa Resources Corp., 4.20%, 2/1/33	40,000	38,358
Williams Cos., Inc. (The), 5.65%, 3/15/33	75,000	79,011
		657,425
REITS - 1.7%
Agree LP, 4.80%, 10/1/32	35,000	35,267
American Homes 4 Rent LP
4.90%, 2/15/29	50,000	50,867
2.38%, 7/15/31	30,000	26,851
Camden Property Trust, 2.80%, 5/15/30	75,000	70,829
Crown Castle, Inc., 3.65%, 9/1/27	75,000	74,432
CubeSmart LP, 2.50%, 2/15/32	15,000	13,285
Essex Portfolio LP, 3.00%, 1/15/30	75,000	71,241
Host Hotels & Resorts LP, 2.90%, 12/15/31	42,000	38,089
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	50,000	47,563
Kilroy Realty LP, 4.75%, 12/15/28	79,000	79,429
Prologis LP, 4.63%, 1/15/33	75,000	75,815
Realty Income Corp.
4.88%, 6/1/26	75,000	75,187
3.40%, 1/15/30	100,000	97,264
Regency Centers LP, 2.95%, 9/15/29	125,000	119,970
UDR, Inc., 2.10%, 8/1/32	25,000	21,402
WP Carey, Inc.
3.85%, 7/15/29	75,000	73,996
2.40%, 2/1/31	25,000	22,554
		994,041
RETAIL - 0.6%
7-Eleven, Inc., 1.30%, 2/10/28 (a)	100,000	94,395
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (a)	50,000	49,654
AutoNation, Inc., 1.95%, 8/1/28	25,000	23,585
Lowe's Cos., Inc., 1.70%, 9/15/28	75,000	70,690
Starbucks Corp., 4.00%, 11/15/28	75,000	74,934
		313,258
SEMICONDUCTORS - 0.9%
Broadcom, Inc.
3.42%, 4/15/33	150,000	139,205
3.47%, 4/15/34	40,000	36,554
Intel Corp.
5.20%, 2/10/33	100,000	102,086
5.15%, 2/21/34	28,000	28,406
	Shares/ Principal	Fair Value
SEMICONDUCTORS - 0.9% (Continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 5/1/30	$50,000	$48,260
2.50%, 5/11/31	125,000	113,247
2.65%, 2/15/32	75,000	67,457
		535,215
SOFTWARE - 1.9%
Constellation Software, Inc., 5.46%, 2/16/34 (a)	41,000	41,361
Fiserv, Inc., 4.20%, 10/1/28	100,000	99,776
Oracle Corp.
4.50%, 5/6/28	75,000	75,012
2.95%, 4/1/30	25,000	23,105
4.65%, 5/6/30	100,000	99,215
2.88%, 3/25/31	225,000	202,035
5.25%, 2/3/32	90,000	90,096
4.80%, 9/26/32	90,000	87,320
4.90%, 2/6/33	91,000	87,861
5.20%, 9/26/35	105,000	100,835
3.60%, 4/1/40	25,000	18,600
Synopsys, Inc., 5.00%, 4/1/32	55,000	56,231
VMware LLC
1.80%, 8/15/28	25,000	23,649
2.20%, 8/15/31	75,000	66,728
		1,071,824
TELECOMMUNICATIONS - 1.3%
AT&T, Inc.
4.90%, 8/15/37	50,000	48,720
4.85%, 3/1/39	85,000	81,050
Rogers Communications, Inc., 3.20%, 3/15/27	215,000	212,873
T-Mobile USA, Inc.
3.75%, 4/15/27	111,000	110,665
5.20%, 1/15/33	150,000	155,030
Verizon Communications, Inc.
4.02%, 12/3/29	25,000	24,832
2.55%, 3/21/31	100,000	91,455
		724,625
TRANSPORTATION - 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	75,000	74,522
FedEx Corp., 3.40%, 2/15/28	25,000	24,644
Union Pacific Corp., 2.80%, 2/14/32	100,000	91,950
		191,116
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.25%, 7/1/29 (a)	48,000	49,350
TOTAL CORPORATE BONDS AND NOTES (Cost - $19,977,136)		19,737,808

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
AGENCY MORTGAGE BACKED SECURITIES - 32.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.5%
Freddie Mac Pool
4.00%, 3/1/50	$339,128	$328,380
3.00%, 12/1/50	511,406	463,181
2.50%, 9/1/51	688,248	595,614
2.00%, 1/1/52	1,632,445	1,333,949
4.50%, 6/1/52	445,005	439,600
		3,160,724
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.7%
Fannie Mae or Freddie Mac
4.50%, 1/1/56 (c)	1,000,000	977,031
5.50%, 1/1/56 (c)	3,000,000	3,043,594
6.00%, 1/1/56 (c)	1,000,000	1,026,562
Fannie Mae Pool
4.50%, 6/1/31	133,845	135,543
4.50%, 7/1/48	259,320	257,776
5.00%, 11/1/48	174,959	178,479
2.00%, 11/1/50	833,419	682,753
2.50%, 11/1/50	810,572	702,465
2.50%, 3/1/51	64,007	55,281
2.50%, 9/1/51	78,757	68,025
2.50%, 10/1/51	311,497	269,058
2.50%, 11/1/51	183,015	158,067
2.50%, 11/1/51	143,500	123,921
2.50%, 2/1/52	188,505	160,938
5.00%, 11/1/52	795,838	800,066
5.50%, 11/1/52	768,310	788,313
6.00%, 12/1/52	700,339	734,990
		10,162,862
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.9%
Ginnie Mae II Pool
4.50%, 2/20/48	89,159	88,300
4.50%, 5/20/48	92,888	92,367
4.50%, 8/20/48	116,806	116,151
5.00%, 8/20/48	23,641	23,962
4.50%, 9/20/48	412,075	409,764
5.00%, 10/20/48	138,818	140,947
5.00%, 11/20/48	84,000	85,289
5.00%, 12/20/48	44,593	45,277
5.00%, 1/20/49	132,996	134,720
4.00%, 2/20/49	121,142	116,067
4.50%, 3/20/49	3,934	3,912
5.00%, 3/20/49	62,697	62,834
4.00%, 5/20/49	108,486	104,228
4.50%, 10/20/49	93,285	92,762
3.00%, 3/20/50	336,692	303,991
3.00%, 11/20/51	671,219	605,108
2.00%, 12/20/51	866,230	718,715
	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.9% (Continued)
3.50%, 6/20/52	$850,026	$787,372
4.50%, 10/20/52	773,870	760,255
5.50%, 5/20/54	445,942	451,216
		5,143,237
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $18,801,408)		18,466,823
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 16.0%
3650R 2021-PF1 Commercial Mortgage Trust, 2.78%, 11/15/54 (d)	150,000	133,544
BANK 2025-BNK51, 5.29%, 12/25/67	100,000	103,173
BANK5 2024-5YR11, 5.89%, 11/15/57	100,000	105,444
BANK5 2024-5YR9, 6.18%, 8/15/57 (d)	150,000	156,693
Barclays Dryrock Issuance Trust
4.72%, 2/15/29	300,000	300,699
3.97%, 7/15/31	125,000	125,288
BBCMS Mortgage Trust 2024-5C25, 6.36%, 3/15/57 (d)	100,000	104,857
BFLD Commercial Mortgage Trust 2025-660F, 5.25%, (1 Month Term SOFR + 1.50%), 11/15/42 (a),(b)	200,000	200,620
BMO 2023-C7 Mortgage Trust, 6.16%, 12/15/56	100,000	107,477
BMO 2024-5C4 Mortgage Trust, 6.53%, 5/15/57 (d)	125,000	132,586
BX Commercial Mortgage Trust 2024-XL4, 5.19%, (1 Month Term SOFR + 1.44%), 2/15/39 (a),(b)	92,804	92,754
BX Commercial Mortgage Trust 2024-XL5, 5.14%, (1 Month Term SOFR + 1.39%), 3/15/41 (a),(b)	67,301	67,223
BX Trust 2024-BIO, 5.39%, (1 Month Term SOFR + 1.64%), 2/15/41 (a),(b)	150,000	149,350
Carlyle US CLO 2024-2 Ltd., 5.91%, (3 Month Term SOFR + 2.05%), 4/25/37 (a),(b)	250,000	250,671
CarVal CLO IV Ltd., 5.18%, (3 Month Term SOFR + 1.30%), 3/31/38 (a),(b)	260,000	260,352
CarVal CLO IX-C Ltd., 5.98%, (3 Month Term SOFR + 2.10%), 4/20/37 (a),(b)	250,000	250,513
CBAMR 2017-4 Ltd., 5.70%, (3 Month Term SOFR + 1.42%), 3/31/38 (a),(b)	250,000	250,984
Cifc Funding 2023-III Ltd., 5.48%, (3 Month Term SOFR + 1.60%), 1/20/37 (a),(b)	300,000	300,502
COLT 2021-2 Mortgage Loan Trust, 0.92%, 8/25/66 (a),(d)	55,284	45,312
Connecticut Avenue Securities Trust
5.52%, (SOFR + 1.65%), 12/25/41 (a),(b)	34,000	34,194
5.67%, (SOFR + 1.80%), 1/25/44 (a),(b)	50,000	50,195
5.82%, (SOFR + 1.95%), 3/25/44 (a),(b)	50,000	50,250
Csmc 2021-Nqm6 Trust, 1.17%, 7/25/66 (a),(d)	76,227	64,527

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 16.0% (Continued)
DOLP Trust 2021-NYC, 2.96%, 5/10/41 (a)	$100,000	$89,974
Durst Commercial Mortgage Trust 2025-151, 5.15%, 8/10/42 (a),(d)	150,000	153,221
Exeter Automobile Receivables Trust 2025-1, 4.70%, 9/15/27	17,904	17,907
Fannie Mae Remics, 4.87%, (SOFR + 1.00%), 3/25/55 (b)	137,814	136,712
Fidelity Grand Harbour Clo 2023-1 DAC, 3.81%, 2/15/38 (a)	250,000	293,244
Freddie Mac Multifamily Structured Pass Through Certificates
5.07%, 10/25/28 (d)	50,000	51,302
4.69%, (SOFR + 0.68%), 2/25/33 (b)	75,339	75,430
4.90%, 10/25/33 (d)	150,000	155,257
Freddie Mac STACR REMIC Trust 2021-DNA5, 5.52%, (SOFR + 1.65%), 1/25/34 (a),(b)	7,031	7,056
Freddie Mac STACR REMIC Trust 2024-DNA2, 5.07%, (SOFR + 1.20%), 5/25/44 (a),(b)	97,550	97,674
Freddie Mac STACR REMIC Trust 2024-DNA3, 4.82%, (SOFR + 0.95%), 9/25/45 (a),(b)	168,625	168,673
Ginnie Mae, 2.00%, 8/20/51	345,397	295,274
GoldenTree Loan Management US CLO 19 Ltd., 5.38%, (3 Month Term SOFR + 1.50%), 4/20/37 (a),(b)	250,000	250,321
Honda Auto Receivables 2023-4 Owner Trust, 5.67%, 6/21/28	177,173	179,211
IRV Trust 2025-200P
5.29%, 3/14/47 (a),(d)	200,000	204,049
5.44%, 3/14/47 (a),(d)	150,000	150,350
J.P. Morgan Mortgage Trust 2024-1, 6.00%, 6/25/54 (a),(d)	57,865	57,374
JP Morgan Mortgage Trust 2021-6, 2.50%, 10/25/51 (a),(d)	86,793	72,309
JP Morgan Mortgage Trust Series 2024-VIS2, 5.85%, 11/25/64 (a),(e)	250,945	257,045
LEX 2024-BBG Mortgage Trust, 4.87%, 10/13/33 (a),(d)	150,000	150,141
Morgan Stanley Capital I Trust 2020-HR8, 2.04%, 7/15/53	250,000	226,400
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM4, 5.59%, 6/25/70 (a),(e)	181,368	183,531
Nissan Auto Receivables 2023-B Owner Trust, 5.93%, 3/15/28	29,325	29,711
NYC Commercial Mortgage Trust 2025-11X, 5.49%, (1 Month Term SOFR + 1.74%), 10/15/40 (a),(b)	100,000	100,320
NYC Trust 2025-77C, 4.79%, 1/10/36 (a),(d)	150,000	150,782
OBX 2025-NQM11 Trust, 5.42%, 5/25/65 (a),(e)	134,194	134,115
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 16.0% (Continued)
OCP CLO 2017-14 Ltd., 5.25%, (3 Month Term SOFR + 1.37%), 7/20/37 (a),(b)	$350,000	$350,601
OCP CLO 2019-16 Ltd., 4.91%, (3 Month Term SOFR + 1.26%), 4/10/33 (a),(b)	189,110	189,200
OHA Credit Funding 7 Ltd., 5.16%, (3 Month Term SOFR + 1.28%), 7/19/38 (a),(b)	275,000	274,849
PRKCM 2021-AFC2 Trust, 2.07%, 11/25/56 (a),(d)	175,901	151,369
ROCK TRUST 2024-CNTR
5.39%, 11/13/41 (a)	150,000	153,906
5.93%, 11/13/41 (a)	100,000	103,441
Santander Drive Auto Receivables Trust 2025-1, 4.74%, 1/16/29	150,000	150,415
Sound Point Euro Clo 14 funding DAC, 3.60%, 4/20/39 (a)	250,000	290,964
Starwood Mortgage Residential Trust 2020-2, 3.00%, 4/25/60 (a),(d)	150,000	142,767
Verus Securitization Trust 2022-1, 3.29%, 1/25/67 (a),(d)	100,954	92,735
Warwick Capital CLO 1 Ltd., 5.25%, (3 Month Term SOFR + 1.28%), 10/20/38 (a),(b)	250,000	250,375
Wells Fargo Mortgage Backed Securities Trust 2019-3, 3.50%, 7/25/49 (a),(d)	4,827	4,451
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $9,137,301)		9,179,664
U.S. TREASURY SECURITIES AND AGENCY BONDS - 14.2%
Federal Farm Credit Banks Funding Corp.
2.90%, 4/12/32	290,000	273,615
3.50%, 9/1/32	40,000	38,885
2.85%, 3/28/34	370,000	334,172
1.70%, 4/23/35	540,000	427,787
Federal Home Loan Banks, 4.75%, 12/10/32	80,000	83,633
U.S. Treasury Bond
4.75%, 2/15/41	1,560,000	1,592,906
4.63%, 5/15/44	1,440,000	1,418,906
3.13%, 5/15/48	260,000	198,301
3.38%, 11/15/48	250,000	198,633
2.88%, 5/15/49	260,000	187,332
4.75%, 5/15/55	170,000	167,795
4.75%, 8/15/55	160,000	158,000
4.63%, 11/15/55	210,000	203,208
U.S. Treasury Note
4.50%, 4/15/27	1,090,000	1,103,455
0.50%, 6/30/27	390,000	373,227
3.75%, 5/31/30	290,000	290,951
3.75%, 6/30/30	370,000	371,185
4.13%, 3/31/32	520,000	527,841

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal		Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 14.2% (Continued)
U.S. Treasury Strip Coupon
0.00%, 11/15/29 (f)		$68,600	$59,448
0.00%, 8/15/30 (f)		30,000	25,184
0.00%, 11/15/30 (f)		30,000	24,919
0.00%, 11/15/31 (f)		30,000	23,832
0.00%, 5/15/32 (f)		64,500	50,062
0.00%, 8/15/33 (f)		30,000	21,932
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $8,273,262)			8,155,209
SOVEREIGN DEBTS - 1.1%
Chile Government International Bond, 4.95%, 1/5/36		200,000	201,650
Eagle Funding Luxco Sarl, 5.50%, 8/17/30 (a)		250,000	254,590
Peruvian Government International Bond, 3.23%, 7/28/21		20,000	10,893
Republic of Poland Government International Bond, 5.50%, 3/18/54		30,000	28,730
Romanian Government International Bond 3.00%, 2/27/27 (a)		30,000	29,533
2.12%, 7/16/31	EUR	30,000	30,922
6.38%, 1/30/34		80,000	83,331
TOTAL SOVEREIGN DEBTS (Cost - $645,859)			639,649
MUNICIPAL BONDS - 1.0%
Maryland Economic Development Corp.
4.83%, 11/30/30		25,000	25,509
4.97%, 11/30/32		60,000	61,235
Metropolitan Transportation Authority, 5.18%, 11/15/49		15,000	13,849
New Jersey Turnpike Authority, 7.10%, 1/1/41		25,000	29,210
State of California, 7.60%, 11/1/40		175,000	214,203
State of Illinois, 5.10%, 6/1/33		231,225	236,976
TOTAL MUNICIPAL BONDS (Cost - $604,479)			580,982
	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 7.3%
U.S. TREASURY SECURITIES - 6.1%
U.S. Treasury Bill, 0.00%, 3/24/26 (Cost - $3,470,168) (f)	$3,500,000	$3,472,252
MONEY MARKET FUNDS - 1.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (g) (Cost - $705,792)	705,792	705,792
TOTAL INVESTMENTS - 106.0% (Cost - $61,615,405)		$60,938,179
OTHER ASSETS LESS LIABILITIES - NET (6.0)%		(3,443,148)
TOTAL NET ASSETS - 100.0%		$57,495,031

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2025, these securities amounted to $9,100,119 or 15.8% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  Rate shown represents discount rate at the time of purchase.

(g)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

EUR - EURO

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIP - Separate trading of registered interest and principal of securities

FORWARD SALES CONTRACTS

At December 31, 2025, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Ginnie Mae	4.50%	TBA - 30yr	1/20/2055	$(1,000,000)	$(975,000)
(Proceeds Receivable: $(975,351))					$(975,000)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
3MO EURO EURIBOR Future	Morgan Stanley	6	6/15/2026	$1,725,737	$264
EURO-BUXL 30Y Bond Future	Morgan Stanley	4	3/6/2026	517,322	(3,171)
ICE 3 Month SONIA Future	Morgan Stanley	6	3/17/2026	1,942,118	303
U.S. 10 Year Note Future	Morgan Stanley	18	3/20/2026	2,023,875	(3,036)
U.S. 2 Year Note Future	Morgan Stanley	34	3/31/2026	7,098,828	(746)
U.S. 5 Year Note Future	Morgan Stanley	21	3/31/2026	2,295,398	(5,438)
U.S. Long Bond Future	Morgan Stanley	7	3/20/2026	809,156	(5,671)
U.S. Ultra Bond Future	Morgan Stanley	27	3/20/2026	3,186,000	(52,965)
					(70,460)
SHORT FUTURES CONTRACTS
EURO-OAT Future	Morgan Stanley	9	3/6/2026	1,274,642	5,812
U.S. 10 Year Ultra Future	Morgan Stanley	22	3/20/2026	2,530,344	16,823
					22,635
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(47,825)

OVER THE COUNTER ("OTC") INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description	Call/Put	Exercise Rate	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Paid	Unrealized Appreciation/ Depreciation
Bank of America, NA	6 Month EUR	Call	2.25%	03/08/27	540,000	EUR	$1,398	$3,502	$(2,104)
Bank of America, NA	6 Month EUR	Call	2.25%	04/29/26	130,000	EUR	122	866	(744)
Bank of America, NA	6 Month EUR	Call	2.00%	09/04/26	260,000	EUR	101	795	(694)
JP Morgan Chase, NA	6 Month EUR	Call	2.45%	03/24/26	100,000	EUR	41	1,580	(1,539)
JP Morgan Chase, NA	SOFR	Put	3.30%	01/28/26	460,000	USD	147	621	(474)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN							$1,809	$7,364	$(5,555)
OTC INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description	Call/Put	Exercise Rate	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Received	Unrealized Appreciation/ Depreciation
Bank of America, NA	6 Month EUR	Call	2.59%	04/29/26	30,000	EUR	$(57)	$(870)	$813
Bank of America, NA	6 Month EUR	Call	2.55%	09/04/26	30,000	EUR	(156)	(933)	777
Bank of America, NA	6 Month EUR	Call	2.69%	03/08/27	50,000	EUR	(744)	(2,252)	1,508
JP Morgan Chase, NA	6 Month EUR	Call	2.50%	03/24/26	40,000	EUR	(22)	(1,520)	1,498
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN							$(979)	$(5,575)	$4,596

CENTRALLY CLEARED INTEREST RATE SWAPS
Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	SOFR- COMPOUND	3.061%	08/31/27	2,040,000	USD	$2,324	$1,920	$404
Annually	Tokyo Overnight Average Rate	1.250%	12/15/27	288,730,000	JPY	2,282	217	2,065
Annually	SOFR- COMPOUND	3.135%	12/15/27	2,450,000	USD	4,647	900	3,747
Quarterly	3 Month Australian Bill	3.500%	03/20/28	470,000	AUD	3,451	3,591	(140)
Annually	SOFR- COMPOUND	3.5%	03/20/28	3,990,000	USD	(17,509)	(17,448)	(61)
Semi-Annually	Canadian Overnight Index	2.500%	03/20/28	130,000	CAD	75	135	(60)
Annually	Tokyo Overnight Average Rate	1.000%	03/20/28	490,000,000	JPY	14,653	9,489	5,164

See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	3.750%	Sterling Overnight Index Average	03/20/28	3,120,000	GBP	$22,548	$14,275	$8,273
Annually	Swiss Average Rate Overnight	0%	03/20/28	1,990,000	CHF	3,512	3,278	234
Annually	1.750%	Euro Short-Term Rate	03/20/28	1,530,000	EUR	(10,399)	(11,298)	899
Semi-Annually	2.750%	Canadian Overnight Index	03/20/28	30,000	CAD	88	78	10
Semi-Annually	4.000%	6 Month Norway Ibor	03/20/28	53,590,000	NOK	(10,223)	(12,592)	2,369
Annually	4.000%	Sterling Overnight Index Average	03/20/28	200,000	GBP	2,719	2,341	378
Semi-Annually	6 Month Euribor	2.250%	03/20/28	270,000	EUR	330	505	(175)
Annually	3.367%	SOFR- COMPOUND	06/23/28	5,330,000	USD	4,552	5,573	(1,021)
Semi-Annually	6 Month Euribor	2.500%	09/11/28	7,650,000	EUR	4,164	(14,369)	18,533
Annually	2.000%	Euro Short-Term Rate	09/11/28	7,650,000	EUR	(24,375)	(7,781)	(16,594)
Annually	3.500%	Sterling Overnight Index Average	10/27/28	1,540,000	GBP	(1,596)	(47)	(1,549)
Annually	3.750%	Sterling Overnight Index Average	03/19/29	20,000	GBP	167	129	38
Semi-Annually	2.400%	6 Month Euribor	08/13/29	1,335,363	EUR	(6,796)	(598)	(6,198)
Annually	SOFR- COMPOUND	3.599%	06/24/30	5,630,000	USD	(2,275)	(21,172)	18,897
Annually	Sterling Overnight Index Average	3.500%	10/28/30	1,440,000	GBP	10,999	6,629	4,370
Annually	3.264%	SOFR-COMPOUND	01/30/31	880,000	USD	(8,160)	(4,940)	(3,220)
Quarterly	3.500%	3 Month New Zealand Dollar Bank Bill Rate	03/18/31	1,080,000	NZD	(3,943)	(6,288)	2,345
Annually	3.750%	Sterling Overnight Index Average	03/18/31	500,000	GBP	2,591	1,642	949
Annually	Tokyo Overnight Average Rate	1%	03/18/31	374,000,000	JPY	63,821	52,398	11,423
Semi-Annually	2.250%	6 Month Euribor	03/18/31	500,000	EUR	(9,808)	(10,159)	351
Semi-Annually	3.750%	3 Month Australian Bill	03/18/31	870,000	AUD	(19,766)	(19,022)	(744)
Annually	3.379%	SOFR-COMPOUND	09/01/31	2,910,000	USD	(16,610)	(11,042)	(5,568)
Annually	3.845%	SOFR-COMPOUND	05/21/32	440,000	USD	4,189	5,035	(846)
Annually	Tokyo Overnight Average Rate	1.295%	08/02/34	119,983,489	JPY	26,772	8,665	18,107
Annually	2.500%	Euro Short-Term Rate	02/15/35	1,020,000	EUR	(14,022)	(10,515)	(3,507)
Annually	4.098%	SOFR-COMPOUND	06/25/35	1,370,000	USD	(1,783)	3,934	(5,717)
Annually	4.500%	Sterling Overnight Index Average	10/29/35	280,000	GBP	1,600	2,961	(1,361)
Annually	SOFR- COMPOUND	4%	11/27/35	852,970	USD	6,247	(1,279)	7,526
Semi-Annually	5.000%	3 Month Australian Bill	11/27/35	1,410,000	AUD	(4,568)	209	(4,777)
Annually	SOFR- COMPOUND	4%	03/18/36	240,000	USD	(3,661)	(4,155)	494
Quarterly	4.000%	3 Month New Zealand Dollar Bank Bill Rate	03/18/36	440,000	NZD	(3,000)	(4,649)	1,649
Semi-Annually	6 Month Norway Ibor	4.000%	03/18/36	1,640,000	NOK	1,861	2,526	(665)
Quarterly	3.000%	3 Month Stockholm Interbank Offered Rate	03/18/36	1,250,000	SEK	514	(726)	1,240
Annually	Swiss Average Rate Overnight	0.5%	03/18/36	50,000	CHF	1,154	841	313
Semi-Annually	3 Month Australian Bill	4.25%	03/18/36	200,000	AUD	5,918	5,873	45
Semi-Annually	3.000%	Canadian Overnight Index	03/18/36	110,000	CAD	(1,381)	(1,696)	315
See accompanying notes to financial statements.

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Portfolio of Investments (Continued)

December 31, 2025

Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount		Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	Sterling Overnight Index Average	4.250%	03/18/36	140,000	GBP	$(3,588)	$(3,082)	$(506)
Annually	Tokyo Overnight Average Rate	1.25%	03/18/36	53,000,000	JPY	20,703	18,570	2,133
Semi-Annually	6 Month Euribor	2.500%	03/18/36	100,000	EUR	4,713	4,708	5
Annually	SOFR- COMPOUND	3.805%	09/01/36	1,610,000	USD	7,733	2,735	4,998
Annually	2.160%	Tokyo Overnight Average Rate	08/02/44	177,893,527	JPY	(55,533)	(36,693)	(18,840)
Annually	SOFR- COMPOUND	4.213%	05/21/55	310,000	USD	8,894	7,710	1,184
Semi-Annually	6 Month Euribor	2.8%	08/13/55	540,000	EUR	29,881	6,294	23,587
Annually	SOFR- COMPOUND	3.827%	01/31/56	230,000	USD	13,421	5,945	7,476
Annually	2.250%	Tokyo Overnight Average Rate	03/20/56	17,000,000	JPY	(13,640)	(13,166)	(474)
Semi-Annually	6 Month Euribor	2.500%	03/20/56	120,000	EUR	20,858	20,558	300
Annually	2.530%	Euro Short-Term Rate	03/20/56	530,000	EUR	(66,355)	(25,254)	(41,101)
Semi-Annually	6 Month Euribor	2.610%	03/20/56	530,000	EUR	78,805	29,171	49,634
Semi-Annually	6 Month Euribor	3.100%	08/15/56	440,000	EUR	16,004	8,298	7,706
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$93,199	$(838)	$94,037

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Reference Obligation/ Index*	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.42	Quarterly	Buy	-	1.00%	06/20/29	$1,517,314	$32,878	$22,597	$10,281
CDX.NA.IG.43	Quarterly	Buy	-	1.00%	12/20/29	250,000	5,647	4,473	1,174
CDX.NA.IG.44	Quarterly	Buy	-	1.00%	06/20/30	325,000	7,380	5,586	1,794
CDX.NA.IG.45	Quarterly	Buy	-	1.00%	12/20/30	1,200,000	27,506	26,227	1,279
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS							$73,411	$58,883	$14,528

*  Index credit default swaps do not have credit ratings themselves, but they are influenced by the credit ratings of the underlying securities in the index.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

FORWARD FOREIGN CURRENCY CONTRACTS

Settlement Date	Counterparty	Currency Units to Receive		In Exchange For		Unrealized Appreciation (Depreciation)
02/25/26	Morgan Stanley	572,061	USD	487,867	EUR	$(2,432)
TOTAL NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS						$(2,432)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - Pound Sterling

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

December 31, 2025

Assets:	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investments in securities, at cost	$44,290,864	$388,949,658	$53,315,777	$105,429,899
Investments in securities, at fair value	$54,617,312	$671,792,643	$102,762,994	$144,748,743
Foreign cash (cost $-, $-, $- and $401,718, respectively)	-	-	-	407,978
Deposit with broker for futures contracts	-	678,937	121,956	568,052
Unrealized appreciation on futures contracts, net	-	-	9,564	151,047
Receivable for securities sold	-	-	-	323,950
Receivable for portfolio shares sold	392,298	-	-	-
Interest and dividends receivable	1,537	314,204	21,465	158,723
Dividend tax reclaim receivable	-	3,210	-	511,603
Prepaid expenses	3,265	33,441	5,326	9,110
Total Assets	55,014,412	672,822,435	102,921,305	146,879,206
Liabilities:
Unrealized depreciation on futures contracts, net	-	9,477	-	-
Payable for securities purchased	-	-	-	124,594
Payable for portfolio shares redeemed	-	451,966	88,534	277,548
Accrued distribution (12b-1) fees	2,707	8,204	5,979	10,344
Accrued investment advisory fees	10,259	224,099	32,788	44,072
Regulatory and compliance fees payable	257	2,634	371	651
Administrative service fees payable	4,747	54,320	8,983	12,961
Accrued expenses and other liabilities	16,588	182,224	29,601	77,702
Total Liabilities	34,558	932,924	166,256	547,872
Net Assets	$54,979,854	$671,889,511	$102,755,049	$146,331,334
Composition of Net Assets:
Paid-in capital	$40,306,787	$336,718,787	$46,858,480	$101,604,881
Total distributable earnings	14,673,067	335,170,724	55,896,569	44,726,453
Net Assets	$54,979,854	$671,889,511	$102,755,049	$146,331,334
Class I Shares:
Net assets	$42,108,122	$633,429,054	$74,986,399	$97,371,299
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	3,563,634	37,248,707	3,726,090	7,195,649
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.82	$17.01	$20.12	$13.53
Class II Shares:
Net assets	$12,871,732	$38,460,457	$27,768,650	$48,960,035
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	1,091,737	2,266,099	1,382,133	3,622,649
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.79	$16.97	$20.09	$13.51

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

December 31, 2025

Assets:	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investments in securities, at cost	$213,119,639	$188,444,712	$42,111,815	$61,615,405
Investments in securities, at fair value	$257,799,501	$229,179,832	$43,398,407	$60,938,179
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $7,364, respectively)	-	-	-	1,809
Premiums paid on open swap contracts, net	-	-	-	58,044
Cash	-	-	50	-
Foreign cash (cost $-, $-, $- and $75,452, respectively)	-	-	-	75,831
Deposit with broker for futures contracts	244,020	226,132	8,719	314,991
Deposit with broker for swap contracts	-	-	-	94,500
Unrealized appreciation on futures contracts, net	1,518	-	-	-
Unrealized appreciation on swap contracts, net	-	-	-	108,565
Receivable for securities sold	-	-	-	975,352
Receivable for portfolio shares sold	-	-	-	607,183
Interest and dividends receivable	70,149	207,819	785,282	416,061
Dividend tax reclaim receivable	721	-	265	1,299
Prepaid expenses	13,591	13,468	2,228	2,851
Total Assets	258,129,500	229,627,251	44,194,951	63,594,665
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-, $-, $- and $(975,351), respectively)	-	-	-	975,000
Swaptions written, at fair value (premiums received $-, $-, $- and $5,575, respectively)	-	-	-	979
Unrealized depreciation on futures contracts, net	-	3,007	2,305	47,825
Unrealized depreciation on forward foreign currency contracts	-	-	-	2,432
Payable for securities purchased	-	-	45,000	5,029,492
Payable for portfolio shares redeemed	168,212	240,947	9,763	-
Accrued distribution (12b-1) fees	24,248	1,259	130	-
Accrued investment advisory fees	120,242	88,122	18,699	16,512
Regulatory and compliance fees payable	1,153	1,064	236	307
Administrative service fees payable	23,912	18,211	3,502	4,536
Accrued expenses and other liabilities	79,221	71,606	14,848	22,551
Total Liabilities	416,988	424,216	94,483	6,099,634
Net Assets	$257,712,512	$229,203,035	$44,100,468	$57,495,031
Composition of Net Assets:
Paid-in capital	$181,397,873	$172,084,898	$49,486,867	$64,611,481
Total distributable earnings (losses)	76,314,639	57,118,137	(5,386,399)	(7,116,450)
Net Assets	$257,712,512	$229,203,035	$44,100,468	$57,495,031
Class I Shares:
Net assets	$145,248,677	$223,329,408	$43,486,058	$57,495,031
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	9,613,177	19,124,560	4,856,585	6,594,239
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$15.11	$11.68	$8.95	$8.72
Class II Shares:
Net assets	$112,463,835	$5,873,627	$614,410	$-
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	7,508,246	501,575	68,568	-
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$14.98	$11.71	$8.96	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Year Ended December 31, 2025

	Global Atlantic BlackRock Allocation Portfolio	Global Atlantic BlackRock Disciplined Core Portfolio	Global Atlantic BlackRock Disciplined Growth Portfolio	Global Atlantic BlackRock Disciplined International Core Portfolio
Investment Income:
Dividend income *	$1,352,154	$7,565,340	$611,794	$3,412,438
Interest income	19,373	391,310	77,053	398,739
Total Investment Income	1,371,527	7,956,650	688,847	3,811,177
Expenses:
Investment advisory fee	118,430	2,480,137	365,917	830,348
Distribution fees (12b-1) - Class II Shares	29,958	91,137	67,357	115,173
Administrative service fees	17,848	210,822	32,784	45,887
Legal fees	17,076	202,208	31,482	43,502
Trustees fees	9,031	105,486	16,374	22,447
Custody fees	2,886	29,749	11,685	154,141
Regulatory and compliance fees	2,684	31,553	4,871	6,824
Miscellaneous expenses	29,576	333,852	51,540	119,550
Total Expenses	227,489	3,484,944	582,010	1,337,872
Expenses waived	-	-	-	(129,408)
Net Expenses	227,489	3,484,944	582,010	1,208,464
Net Investment Income	1,144,038	4,471,706	106,837	2,602,713
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	4,088,170	53,288,901	7,662,908	9,807,131
Futures contracts	-	838,111	204,701	173,451
Foreign currency translations	-	(311)	-	(4,488)
Capital gain distributions from underlying funds	-	-	-	196,145
	4,088,170	54,126,701	7,867,609	10,172,239
Net change in unrealized appreciation/(depreciation) on:
Investments	2,579,208	58,700,200	12,260,555	25,130,511
Futures contracts	-	307,398	57,216	570,857
Foreign currency translations	-	1,900	-	75,854
	2,579,208	59,009,498	12,317,771	25,777,222
Net Realized and Change in Unrealized Gain	6,667,378	113,136,199	20,185,380	35,949,461
Net Increase in Net Assets Resulting from Operations	$7,811,416	$117,607,905	$20,292,217	$38,552,174
* Foreign taxes withheld	$-	$734	$118	$398,545

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Global Atlantic BlackRock Disciplined Value Portfolio	Global Atlantic BlackRock High Yield Portfolio	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Investment Income:
Dividend income *	$1,468,786	$4,365,759	$-	$-
Interest income **	162,915	137,275	3,315,276	2,580,591
Total Investment Income	1,631,701	4,503,034	3,315,276	2,580,591
Expenses:
Investment advisory fee	1,437,748	1,004,643	224,127	194,850
Distribution fees (12b-1) - Class II Shares	286,424	14,678	1,991	-
Administrative service fees	88,377	74,017	14,863	19,002
Legal fees	85,187	70,847	14,255	18,212
Trustees fees	45,268	37,539	7,577	9,544
Custody fees	24,530	23,714	6,572	23,030
Regulatory and compliance fees	13,363	11,178	2,260	2,903
Miscellaneous expenses	142,250	122,498	24,902	31,576
Total Expenses	2,123,147	1,359,114	296,547	299,117
Net Expenses	2,123,147	1,359,114	296,547	299,117
Net Investment Income (Loss)	(491,446)	3,143,920	3,018,729	2,281,474
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on
Investments	34,515,687	16,416,056	(243,361)	(182,742)
Swaptions	-	-	-	6,392
Futures contracts	319,893	324,009	6,895	(63,223)
Swap contracts	-	-	-	60,403
Forward foreign currency contracts	-	-	-	(31,551)
Foreign currency translations	-	-	-	(23,488)
	34,835,580	16,740,065	(236,466)	(234,209)
Net change in unrealized appreciation/(depreciation) on:
Investments	(8,680,762)	15,382,765	172,278	1,936,931
Futures contracts	109,695	116,093	32,654	190,417
Swap contracts	-	-	-	112,854
Swaptions	-	-	-	(959)
Forward foreign currency contracts	-	-	-	(4,404)
Foreign currency translations	-	-	-	3,888
	(8,571,067)	15,498,858	204,932	2,238,727
Net Realized and Change in Unrealized Gain/ (Loss)	26,264,513	32,238,923	(31,534)	2,004,518
Net Increase in Net Assets Resulting from Operations	$25,773,067	$35,382,843	$2,987,195	$4,285,992
* Foreign taxes withheld	$2,442	$806	$-	$-
** Foreign taxes withheld	$-	$-	$3,842	$-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic BlackRock Allocation Portfolio		Global Atlantic BlackRock Disciplined Core Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,144,038	$1,157,141	$4,471,706	$5,141,335
Net realized gain	4,088,170	4,472,680	54,126,701	82,958,964
Net change in unrealized appreciation	2,579,208	526,297	59,009,498	56,542,239
Net increase in net assets resulting from operations	7,811,416	6,156,118	117,607,905	144,642,538
From Distributions to Shareholders:
Class I	(4,441,867)	(2,132,029)	(81,300,718)	(33,514,280)
Class II	(1,272,810)	(560,437)	(4,899,855)	(1,943,187)
Total distributions paid	(5,714,677)	(2,692,466)	(86,200,573)	(35,457,467)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	2,409,434	1,035,866	1,633,793	692,721
Class II	1,178,431	564,719	1,147,462	3,490,904
Reinvestment of distributions
Class I	4,441,867	2,132,029	81,300,718	33,514,280
Class II	1,272,810	560,437	4,899,855	1,943,187
Cost of shares redeemed
Class I	(9,488,791)	(7,956,852)	(83,204,568)	(83,124,254)
Class II	(2,061,302)	(1,580,521)	(5,876,152)	(8,917,004)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,247,551)	(5,244,322)	(98,892)	(52,400,166)
Total increase (decrease) in net assets	(150,812)	(1,780,670)	31,308,440	56,784,905
Net Assets:
Beginning of year	55,130,666	56,911,336	640,581,071	583,796,166
End of year	$54,979,854	$55,130,666	$671,889,511	$640,581,071
Share Activity:
Class I
Shares sold	202,781	90,298	95,489	48,385
Shares reinvested	374,841	185,717	4,802,169	2,090,722
Shares redeemed	(797,301)	(699,963)	(4,953,369)	(5,391,899)
Net decrease in shares of beneficial interest outstanding	(219,679)	(423,948)	(55,711)	(3,252,792)
Share Activity:
Class II
Shares sold	99,729	48,659	69,976	222,956
Shares reinvested	107,592	48,861	289,932	121,373
Shares redeemed	(175,108)	(138,315)	(350,191)	(579,530)
Net increase (decrease) in shares of beneficial interest outstanding	32,213	(40,795)	9,717	(235,201)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Growth Portfolio		Global Atlantic BlackRock Disciplined International Core Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$106,837	$215,249	$2,602,713	$2,787,451
Net realized gain	7,867,609	22,764,873	10,172,239	6,388,158
Net change in unrealized appreciation (depreciation)	12,317,771	2,884,576	25,777,222	(1,229,714)
Net increase in net assets resulting from operations	20,292,217	25,864,698	38,552,174	7,945,895
From Distributions to Shareholders:
Class I	(17,083,413)	(1,098,175)	(2,024,909)	(2,237,635)
Class II	(6,351,112)	(342,535)	(908,773)	(998,463)
Total distributions paid	(23,434,525)	(1,440,710)	(2,933,682)	(3,236,098)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	680,158	4,747,687	2,515,373	1,187,559
Class II	971,330	1,923,177	963,358	1,108,985
Reinvestment of distributions
Class I	17,083,413	1,098,176	2,024,909	2,237,635
Class II	6,351,112	342,535	908,773	998,463
Cost of shares redeemed
Class I	(13,337,539)	(18,822,838)	(16,075,607)	(14,134,725)
Class II	(5,776,764)	(4,775,407)	(7,309,429)	(5,746,108)
Net increase (decrease) in net assets from share transactions of beneficial interest	5,971,710	(15,486,670)	(16,972,623)	(14,348,191)
Total increase (decrease) in net assets	2,829,402	8,937,318	18,645,869	(9,638,394)
Net Assets:
Beginning of year	99,925,647	90,988,329	127,685,465	137,323,859
End of year	$102,755,049	$99,925,647	$146,331,334	$127,685,465
Share Activity:
Class I
Shares sold	30,942	245,757	221,093	112,334
Shares reinvested	819,741	54,231	153,286	206,615
Shares redeemed	(630,416)	(1,007,271)	(1,353,145)	(1,326,029)
Net increase (decrease) in shares of beneficial interest outstanding	220,267	(707,283)	(978,766)	(1,007,080)
Share Activity:
Class II
Shares sold	45,674	104,393	80,501	105,005
Shares reinvested	305,195	16,915	68,846	92,279
Shares redeemed	(271,024)	(255,987)	(606,960)	(541,276)
Net increase (decrease) in shares of beneficial interest outstanding	79,845	(134,679)	(457,613)	(343,992)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio		Global Atlantic BlackRock Disciplined Value Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(491,446)	$(113,030)	$3,143,920	$3,602,273
Net realized gain	34,835,580	40,498,112	16,740,065	34,182,669
Net change in unrealized appreciation (depreciation)	(8,571,067)	10,742,834	15,498,858	(3,405,609)
Net increase in net assets resulting from operations	25,773,067	51,127,916	35,382,843	34,379,333
From Distributions to Shareholders:
Class I	(5,732,660)	(82,832)	(35,271,295)	(15,915,629)
Class II	(4,410,432)	-	(911,875)	(460,416)
Total distributions paid	(10,143,092)	(82,832)	(36,183,170)	(16,376,045)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	562,538	364,330	295,941	723,096
Class II	875,020	826,626	3,734	54,592
Reinvestment of distributions
Class I	5,732,661	82,832	35,271,294	15,915,629
Class II	4,410,432	-	911,875	460,416
Cost of shares redeemed
Class I	(26,016,767)	(21,391,939)	(31,445,792)	(33,508,908)
Class II	(14,655,326)	(15,266,761)	(1,499,185)	(1,132,234)
Net increase (decrease) in net assets from share transactions of beneficial interest	(29,091,442)	(35,384,912)	3,537,867	(17,487,409)
Total increase (decrease) in net assets	(13,461,467)	15,660,172	2,737,540	515,879
Net Assets:
Beginning of year	271,173,979	255,513,807	226,465,495	225,949,616
End of year	$257,712,512	$271,173,979	$229,203,035	$226,465,495
Share Activity:
Class I
Shares sold	36,395	24,387	23,526	61,304
Shares reinvested	367,008	5,989	3,146,413	1,320,799
Shares redeemed	(1,732,464)	(1,652,219)	(2,577,544)	(2,785,917)
Net increase (decrease) in shares of beneficial interest outstanding	(1,329,061)	(1,621,843)	592,395	(1,403,814)
Share Activity:
Class II
Shares sold	61,459	59,085	306	4,167
Shares reinvested	284,728	-	81,056	38,114
Shares redeemed	(976,013)	(1,180,881)	(126,783)	(93,511)
Net decrease in shares of beneficial interest outstanding	(629,826)	(1,121,796)	(45,421)	(51,230)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock High Yield Portfolio		Global Atlantic Goldman Sachs Core Fixed Income Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$3,018,729	$3,503,700	$2,281,474	$2,303,472
Net realized gain (loss)	(236,466)	481,040	(234,209)	(566,871)
Net change in unrealized appreciation (depreciation)	204,932	(31,802)	2,238,727	(1,068,937)
Net increase in net assets resulting from operations	2,987,195	3,952,938	4,285,992	667,664
From Distributions to Shareholders:
Class I	(3,441,177)	(3,307,613)	(2,428,484)	(2,385,974)
Class II	(62,524)	(57,096)	-	-
Total distributions paid	(3,503,701)	(3,364,709)	(2,428,484)	(2,385,974)
From Shares of Beneficial Interest:
Proceeds from shares sold
Class I	342,229	409,786	4,203,162	6,632,303
Class II	6,890	279,679	-	-
Reinvestment of distributions
Class I	3,441,177	3,307,613	2,428,484	2,385,973
Class II	62,524	57,095	-	-
Cost of shares redeemed
Class I	(5,811,107)	(7,322,055)	(10,801,057)	(7,327,682)
Class II	(273,903)	(35,982)	-	-
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,232,190)	(3,303,864)	(4,169,411)	1,690,594
Total decrease in net assets	(2,748,696)	(2,715,635)	(2,311,903)	(27,716)
Net Assets:
Beginning of year	46,849,164	49,564,799	59,806,934	59,834,650
End of year	$44,100,468	$46,849,164	$57,495,031	$59,806,934
Share Activity:
Class I
Shares sold	37,018	44,607	484,533	769,587
Shares reinvested	387,957	367,921	279,457	280,373
Shares redeemed	(632,228)	(794,853)	(1,244,528)	(843,609)
Net increase (decrease) in shares of beneficial interest outstanding	(207,253)	(382,325)	(480,538)	206,351
Share Activity:
Class II
Shares sold	751	30,155	-	-
Shares reinvested	7,041	6,344	-	-
Shares redeemed	(30,549)	(3,920)	-	-
Net increase (decrease) in shares of beneficial interest outstanding	(22,757)	32,579	-	-

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.39	$10.73	$9.78	$13.17	$12.45
Income from investment operations:
Net investment income (a,b)	0.26	0.24	0.23	0.22	0.20
Net realized and unrealized gain (loss) (c)	1.54	1.00	1.20	(2.01)	1.20
Total income (loss) from investment operations	1.80	1.24	1.43	(1.79)	1.40
Less distributions from:
Net investment income	(0.28)	(0.27)	(0.24)	(0.23)	(0.23)
Net realized gains	(1.09)	(0.31)	(0.24)	(1.37)	(0.45)
Total distributions from net investment income and net realized gains	(1.37)	(0.58)	(0.48)	(1.60)	(0.68)
Net asset value, end of year	$11.82	$11.39	$10.73	$9.78	$13.17
Total return (d)	15.77%	11.46%	15.26%	(13.42)%	11.33%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$42,108	$43,087	$45,130	$45,106	$61,826
Ratio of net expenses to average net assets (e)	0.37%	0.34%	0.34%	0.33%	0.31%
Ratio of gross expenses to average net assets (e,f)	0.37%	0.34%	0.34%	0.33%	0.32%
Ratio of net investment income to average net assets (b,e)	2.18%	2.09%	2.22%	1.91%	1.52%
Portfolio turnover rate	44%	57%	73%	62%	73%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Allocation Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.37	$10.71	$9.76	$13.13	$12.41
Income from investment operations:
Net investment income (a,b)	0.23	0.21	0.20	0.19	0.17
Net realized and unrealized gain (loss) (c)	1.53	1.00	1.20	(2.00)	1.19
Total income (loss) from investment operations	1.76	1.21	1.40	(1.81)	1.36
Less distributions from:
Net investment income	(0.25)	(0.24)	(0.21)	(0.19)	(0.19)
Net realized gains	(1.09)	(0.31)	(0.24)	(1.37)	(0.45)
Total distributions from net investment income and net realized gains	(1.34)	(0.55)	(0.45)	(1.56)	(0.64)
Net asset value, end of year	$11.79	$11.37	$10.71	$9.76	$13.13
Total return (d)	15.42%	11.21%	14.93%	(13.58)%	11.04%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$12,872	$12,043	$11,782	$12,060	$15,826
Ratio of net expenses to average net assets (e)	0.62%	0.59%	0.59%	0.58%	0.56%
Ratio of gross expenses to average net assets (e,f)	0.62%	0.59%	0.59%	0.58%	0.57%
Ratio of net investment income to average net assets (b,e)	1.94%	1.85%	1.96%	1.68%	1.28%
Portfolio turnover rate	44%	57%	73%	62%	73%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$16.19	$13.56	$10.86	$17.10	$13.98
Income from investment operations:
Net investment income (a)	0.12	0.13	0.13	0.16	0.13
Net realized and unrealized gain (loss) (b)	3.14	3.43	2.71	(3.35)	3.84
Total income (loss) from investment operations	3.26	3.56	2.84	(3.19)	3.97
Less distributions from:
Net investment income	(0.14)	(0.14)	(0.14)	(0.16)	(0.15)
Net realized gains	(2.30)	(0.79)	-	(2.89)	(0.70)
Total distributions from net investment income and net realized gains	(2.44)	(0.93)	(0.14)	(3.05)	(0.85)
Net asset value, end of year	$17.01	$16.19	$13.56	$10.86	$17.10
Total return (c)	20.22%	26.30%	26.36%	(18.89)%	28.67%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$633,429	$604,098	$550,048	$487,420	$674,859
Ratio of net expenses to average net assets	0.53%	0.51%	0.51%	0.50%	0.49%
Ratio of gross expenses to average net assets (d)	0.53%	0.51%	0.52%	0.50%	0.49%
Ratio of net investment income to average net assets	0.72%	0.84%	1.06%	1.12%	0.79%
Portfolio turnover rate	100%	104%	111%	106%	109	% (e)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Core Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$16.17	$13.55	$10.84	$17.07	$13.96
Income from investment operations:
Net investment income (a)	0.08	0.09	0.10	0.12	0.09
Net realized and unrealized gain (loss) (b)	3.12	3.42	2.72	(3.34)	3.83
Total income (loss) from investment operations	3.20	3.51	2.82	(3.22)	3.92
Less distributions from:
Net investment income	(0.10)	(0.10)	(0.11)	(0.12)	(0.11)
Net realized gains	(2.30)	(0.79)	-	(2.89)	(0.70)
Total distributions from net investment income and net realized gains	(2.40)	(0.89)	(0.11)	(3.01)	(0.81)
Net asset value, end of year	$16.97	$16.17	$13.55	$10.84	$17.07
Total return (c)	19.83%	25.96%	26.17%	(19.12)%	28.35%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$38,460	$36,483	$33,749	$29,662	$42,672
Ratio of net expenses to average net assets	0.78%	0.76%	0.76%	0.75%	0.74%
Ratio of gross expenses to average net assets (d)	0.78%	0.76%	0.77%	0.75%	0.74%
Ratio of net investment income to average net assets	0.47%	0.59%	0.81%	0.87%	0.54%
Portfolio turnover rate	100%	104%	111%	106%	109	% (e)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined U.S. Core Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class I share outstanding throughout each period indicated

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period Ended December 31, 2021 (a)
Net asset value, beginning of period	$20.79	$16.10	$11.48	$20.21	$18.80
Income from investment operations:
Net investment income (b)	0.04	0.05	0.07	0.07	0.03
Net realized and unrealized gain (loss) (c)	4.84	4.94	4.63	(5.96)	1.67
Total income (loss) from investment operations	4.88	4.99	4.70	(5.89)	1.70
Less distributions from:
Net investment income	(0.04)	(0.06)	(0.08)	(0.07)	-
Net realized gains	(5.51)	(0.24)	-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	(5.55)	(0.30)	(0.08)	(2.84)	(0.29)
Net asset value, end of period	$20.12	$20.79	$16.10	$11.48	$20.21
Total return (d)	22.55%	31.09%	41.07%	(29.76)%	9.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$74,986	$72,869	$67,851	$57,785	$97,770
Ratio of net expenses to average net assets	0.52%	0.49%	0.50%	0.48%	0.48	% (e)
Ratio of gross expenses to average net assets (f)	0.52%	0.49%	0.50%	0.49%	0.48	% (e)
Ratio of net investment income to average net assets	0.18%	0.29%	0.48%	0.46%	0.36	% (e)
Portfolio turnover rate	106%	146%	130%	120%	130	% (g,h)

(a)  Global Atlantic BlackRock Disciplined Growth Portfolio inception date is November 1, 2017. The Fund commenced operations on November 6, 2017. Class I commenced operations on August 20, 2021 as a result of a reorganization.

(b)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns for periods less than one year are not annualized. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Annualized.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  Not annualized.

(h)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.
See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Growth Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$20.78	$16.10	$11.48	$20.19	$16.10
Income from investment operations:
Net investment income (loss) (a)	(0.02)	0.01	0.03	0.03	(0.00	) (b)
Net realized and unrealized gain (loss) (c)	4.84	4.93	4.64	(5.95)	4.38
Total income (loss) from investment operations	4.82	4.94	4.67	(5.92)	4.38
Less distributions from:
Net investment income	-	(0.02)	(0.05)	(0.02)	-
Net realized gains	(5.51)	(0.24)	-	(2.77)	(0.29)
Total distributions from net investment income and net realized gains	(5.51)	(0.26)	(0.05)	(2.79)	(0.29)
Net asset value, end of year	$20.09	$20.78	$16.10	$11.48	$20.19
Total return (d)	22.27%	30.73%	40.71%	(29.90)%	27.29%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$27,769	$27,056	$23,137	$18,196	$27,579
Ratio of net expenses to average net assets	0.77%	0.74%	0.75%	0.73%	0.77%
Ratio of gross expenses to average net assets (e)	0.77%	0.74%	0.75%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.04%	0.22%	0.21%	(0.00	)% (b)
Portfolio turnover rate	106%	146%	130%	120%	130	% (f)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$10.42	$10.10	$8.98	$11.55	$10.78
Income from investment operations:
Net investment income (a,b)	0.24	0.23	0.17	0.27	0.22
Net realized and unrealized gain (loss) (c)	3.15	0.37	1.20	(2.11)	0.73
Total income (loss) from investment operations	3.39	0.60	1.37	(1.84)	0.95
Less distributions from:
Net investment income	(0.28)	(0.28)	(0.25)	(0.32)	(0.18)
Net realized gains	-	-	-	(0.41)	-
Total distributions from net investment income and net realized gains	(0.28)	(0.28)	(0.25)	(0.73)	(0.18)
Net asset value, end of year	$13.53	$10.42	$10.10	$8.98	$11.55
Total return (d)	32.60%	5.80%	15.63%	(15.24)%	8.77%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$97,371	$85,201	$92,699	$91,317	$120,258
Ratio of net expenses to average net assets (e)	0.79%	0.79%	0.77%	0.73%	0.72%
Ratio of gross expenses to average net assets (e,f)	0.88%	0.87%	0.81%	0.81%	0.82%
Ratio of net investment income to average net assets (b,e)	1.97%	2.15%	1.72%	2.69%	1.87%
Portfolio turnover rate	56%	52%	50%	59%	117	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined International Core Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$10.41	$10.09	$8.97	$11.53	$10.77
Income from investment operations:
Net investment income (a,b)	0.21	0.20	0.14	0.24	0.19
Net realized and unrealized gain (loss) (c)	3.14	0.37	1.20	(2.09)	0.72
Total income (loss) from investment operations	3.35	0.57	1.34	(1.85)	0.91
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.22)	(0.30)	(0.15)
Net realized gains	-	-	-	(0.41)	-
Total distributions from net investment income and net realized gains	(0.25)	(0.25)	(0.22)	(0.71)	(0.15)
Net asset value, end of year	$13.51	$10.41	$10.09	$8.97	$11.53
Total return (d)	32.23%	5.54%	15.34%	(15.45)%	8.47%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$48,960	$42,484	$44,624	$41,996	$54,227
Ratio of net expenses to average net assets (e)	1.04%	1.04%	1.02%	0.98%	0.97%
Ratio of gross expenses to average net assets (e,f)	1.13%	1.12%	1.06%	1.06%	1.07%
Ratio of net investment income to average net assets (b,e)	1.71%	1.86%	1.48%	2.45%	1.63%
Portfolio turnover rate	56%	52%	50%	59%	117	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Global Equity Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.25	$11.73	$9.45	$17.68	$16.49
Income from investment operations:
Net investment income (loss) (a)	(0.01)	0.01	0.03	0.03	(0.02)
Net realized and unrealized gain (loss) (b)	1.47	2.52	2.27	(4.69)	2.41
Total income (loss) from investment operations	1.46	2.53	2.30	(4.66)	2.39
Less distributions from:
Net investment income	-	(0.01)	(0.02)	(0.04)	(0.00	) (c)
Net realized gains	(0.60)	-	-	(3.53)	(1.20)
Total distributions from net investment income and net realized gains	(0.60)	(0.01)	(0.02)	(3.57)	(1.20)
Net asset value, end of year	$15.11	$14.25	$11.73	$9.45	$17.68
Total return (d)	10.12%	21.55%	24.42%	(26.44)%	14.29%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$145,249	$155,903	$147,344	$136,926	$212,083
Ratio of net expenses to average net assets	0.69%	0.66%	0.67%	0.65%	0.64%
Ratio of gross expenses to average net assets (e)	0.69%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	(0.08)%	0.05%	0.27%	0.23%	(0.11)%
Portfolio turnover rate	115%	130%	122%	110%	179	% (f)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Less than $0.005 or 0.005% per share.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.16	$11.68	$9.42		$17.62		$16.48
Income from investment operations:
Net investment income (loss) (a)	(0.05)	(0.02)	0.00	(b)	(0.00	) (b)	(0.06)
Net realized and unrealized gain (loss) (c)	1.47	2.50	2.26		(4.67)		2.40
Total income (loss) from investment operations	1.42	2.48	2.26		(4.67)		2.34
Less distributions from:
Net investment income	-	-	(0.00	) (b)	-		-
Net realized gains	(0.60)	-	-		(3.53)		(1.20)
Total distributions from net investment income and net realized gains	(0.60)	-	0.00	(b)	(3.53)		(1.20)
Net asset value, end of year	$14.98	$14.16	$11.68		$9.42		$17.62
Total return (d)	9.90%	21.23%	24.02%		(26.58)%		13.96%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$112,464	$115,271	$108,170		$99,066		$148,539
Ratio of net expenses to average net assets	0.94%	0.91%	0.92%		0.90%		0.89%
Ratio of gross expenses to average net assets (e)	0.94%	0.91%	0.91%		0.91%		0.90%
Ratio of net investment income (loss) to average net assets	(0.33)%	(0.17)%	0.02%		(0.02)%		(0.35)%
Portfolio turnover rate	115%	130%	122%		110%		179	% (f)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Less than $0.005 or 0.005% per share.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(f)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic BlackRock Disciplined Small Cap Portfolio and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.87	$11.00	$9.90	$13.98	$11.19
Income from investment operations:
Net investment income (a)	0.17	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) (b)	1.78	1.58	1.16	(1.42)	2.81
Total income (loss) from investment operations	1.95	1.77	1.34	(1.22)	2.97
Less distributions from:
Net investment income	(0.20)	(0.20)	(0.18)	(0.22)	(0.18)
Net realized gains	(1.94)	(0.70)	(0.06)	(2.64)	-
Total distributions from net investment income and net realized gains	(2.14)	(0.90)	(0.24)	(2.86)	(0.18)
Net asset value, end of year	$11.68	$11.87	$11.00	$9.90	$13.98
Total return (c)	17.17%	15.96%	13.95%	(8.37)%	26.58%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$223,329	$219,959	$219,354	$217,898	$271,801
Ratio of net expenses to average net assets	0.60%	0.57%	0.57%	0.56%	0.55%
Ratio of gross expenses to average net assets (d)	0.60%	0.57%	0.58%	0.57%	0.55%
Ratio of net investment income to average net assets	1.41%	1.55%	1.71%	1.65%	1.27%
Portfolio turnover rate	112%	112%	116%	116%	120%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Disciplined Value Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.89	$11.03	$9.92	$14.00	$11.21
Income from investment operations:
Net investment income (a)	0.14	0.16	0.15	0.17	0.13
Net realized and unrealized gain (loss) (b)	1.78	1.57	1.18	(1.42)	2.81
Total income (loss) from investment operations	1.92	1.73	1.33	(1.25)	2.94
Less distributions from:
Net investment income	(0.16)	(0.17)	(0.16)	(0.19)	(0.15)
Net realized gains	(1.94)	(0.70)	(0.06)	(2.64)	-
Total distributions from net investment income and net realized gains	(2.10)	(0.87)	(0.22)	(2.83)	(0.15)
Net asset value, end of year	$11.71	$11.89	$11.03	$9.92	$14.00
Total return (c)	16.90%	15.54%	13.71%	(8.62)%	26.23%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$5,874	$6,506	$6,596	$6,448	$7,978
Ratio of net expenses to average net assets	0.85%	0.82%	0.82%	0.81%	0.80%
Ratio of gross expenses to average net assets (d)	0.85%	0.82%	0.83%	0.82%	0.80%
Ratio of net investment income to average net assets	1.17%	1.30%	1.46%	1.40%	1.02%
Portfolio turnover rate	112%	112%	116%	116%	120%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$9.09	$9.00	$8.57	$10.06	$10.17
Income from investment operations:
Net investment income (a)	0.62	0.67	0.61	0.50	0.46
Net realized and unrealized gain (loss) (b)	-	0.10	0.40	(1.48)	(0.06)
Total income (loss) from investment operations	0.62	0.77	1.01	(0.98)	0.40
Less distributions from:
Net investment income	(0.76)	(0.68)	(0.58)	(0.51)	(0.51)
Net asset value, end of year	$8.95	$9.09	$9.00	$8.57	$10.06
Total return (c)	6.87%	8.59%	12.37%	(9.64)%	4.00%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$43,486	$46,018	$49,035	$49,354	$64,219
Ratio of net expenses to average net assets	0.66%	0.63%	0.62%	0.61%	0.60%
Ratio of gross expenses to average net assets (d)	0.66%	0.63%	0.63%	0.62%	0.61%
Ratio of net investment income to average net assets	6.74%	7.22%	6.88%	5.41%	4.51%
Portfolio turnover rate	76%	73%	89%	86%	62%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock High Yield Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$9.10	$9.02	$8.58	$10.06	$10.16
Income from investment operations:
Net investment income (a)	0.60	0.65	0.59	0.47	0.44
Net realized and unrealized gain (loss) (b)	-	0.09	0.40	(1.47)	(0.06)
Total income (loss) from investment operations	0.60	0.74	0.99	(1.00)	0.38
Less distributions from:
Net investment income	(0.74)	(0.66)	(0.55)	(0.48)	(0.48)
Net asset value, end of year	$8.96	$9.10	$9.02	$8.58	$10.06
Total return (c)	6.64%	8.28%	12.11%	(9.84)%	3.74%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$614	$831	$530	$590	$793
Ratio of net expenses to average net assets	0.91%	0.88%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets (d)	0.91%	0.88%	0.88%	0.87%	0.86%
Ratio of net investment income to average net assets	6.49%	6.98%	6.63%	5.16%	4.26%
Portfolio turnover rate	76%	73%	89%	86%	62%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Selected data for a Class I share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$8.45	$8.71	$8.47		$10.07		$11.07
Income from investment operations:
Net investment income (a)	0.35	0.34	0.32		0.23		0.20
Net realized and unrealized gain (loss) (b)	0.31	(0.24)	0.15		(1.63)		(0.42)
Total income (loss) from investment operations	0.66	0.10	0.47		(1.40)		(0.22)
Less distributions from:
Net investment income	(0.39)	(0.36)	(0.23)		(0.19)		(0.28)
Net realized gains	-	-	-		(0.01)		(0.50)
Total distributions from net investment income and net realized gains	(0.39)	(0.36)	(0.23)		(0.20)		(0.78)
Net asset value, end of year	$8.72	$8.45	$8.71		$8.47		$10.07
Total return (c)	7.80%	1.16%	5.73%		(13.84)%		(1.98)%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$57,495	$59,807	$59,835		$61,051		$80,361
Ratio of net expenses to average net assets	0.52%	0.51%	0.47%		0.45%		0.43%
Ratio of gross expenses to average net assets	0.52%	0.51%	0.48	% (d)	0.47	% (d)	0.45	% (d)
Ratio of net investment income to average net assets	3.98%	3.93%	3.72%		2.55%		1.83%
Portfolio turnover rate (e)	60%	66%	70%		77%		85%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(c)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(d)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)  The portfolio turnover rate excludes mortgage dollar roll transactions for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. If these were included in the calculation, the portfolio turnover would be 130%, 188%, 369%, 549% and 474%, respectively. See Note 3 in the accompanying notes to financial statements.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements

December 31, 2025

1.  ORGANIZATION

As of December 31, 2025, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

	Commencement Date*	Investment Objective
Global Atlantic BlackRock Allocation Portfolio	November 6, 2017	Total return.
Global Atlantic BlackRock Disciplined Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined International Core Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock Disciplined Value Portfolio	November 6, 2017	Long-term capital appreciation.
Global Atlantic BlackRock High Yield Portfolio	November 6, 2017	Total return.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	November 6, 2017	Total return consisting of capital appreciation and income.

*  The Portfolios' inception date is November 1, 2017. The Portfolios commenced operations on November 6, 2017.

Each Portfolio is diversified. The Global Atlantic BlackRock Allocation Portfolio operates as a "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity and variable life insurance contracts offered by separate accounts of insurance companies. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of December 31, 2025, each Portfolio offered Class I and Class II shares at net asset value, except the Global Atlantic Goldman Sachs Core Fixed Income Portfolio (which only offered Class I shares). All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Portfolio's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based on the relative net assets of each class.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds ("ETFs") and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap. When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except ETFs). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including, without limitation, securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Portfolio's investments measured at fair value:

Global Atlantic BlackRock Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,133,864	$-	$-	$54,133,864
Short-Term Investments	483,448	-	-	483,448
Total	$54,617,312	$-	$-	$54,617,312

Global Atlantic BlackRock Disciplined Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$662,536,527	$-	$-	$662,536,527
Short-Term Investments	9,256,116	-	-	9,256,116
Total	$671,792,643	$-	$-	$671,792,643
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$9,477	$-	$-	$9,477
Total	$9,477	$-	$-	$9,477

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$100,753,538	$-	$-	$100,753,538
Short-Term Investments	2,009,456	-	-	2,009,456
Futures Contracts*	9,564	-	-	9,564
Total	$102,772,558	$-	$-	$102,772,558

Global Atlantic BlackRock Disciplined International Core Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$124,899,836	$-	$-	$124,899,836
Exchange-Traded Funds	8,443,680	-	-	8,443,680
Preferred Stocks	1,197,246	-	-	1,197,246
Warrants	-	-	0	0
Short-Term Investments	10,207,981	-	-	10,207,981
Futures Contracts*	153,090	-	-	153,090
Total	$144,901,833	$-	$-	$144,901,833
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$2,043	$-	$-	$2,043
Total	$2,043	$-	$-	$2,043

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$254,056,246	$-	$-	$254,056,246
Rights	-	1,974	-	1,974
Short-Term Investments	3,741,281	-	-	3,741,281
Futures Contracts*	1,518	-	-	1,518
Total	$257,799,045	$1,974	$-	$257,801,019

Global Atlantic BlackRock Disciplined Value Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$225,944,863	$1,936	$-	$225,946,799
Short-Term Investments	3,233,033	-	-	3,233,033
Total	$229,177,896	$1,936	$-	$229,179,832
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$3,007	$-	$-	$3,007
Total	$3,007	$-	$-	$3,007

Global Atlantic BlackRock High Yield Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$43,120,449	$-	$43,120,449
Short-Term Investments	277,958	-	-	277,958
Total	$277,958	$43,120,449	$-	$43,398,407
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$2,305	$-	$-	$2,305
Total	$2,305	$-	$-	$2,305

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$19,737,808	$-	$19,737,808
Agency Mortgage Backed Securities	-	18,466,823	-	18,466,823
Asset Backed and Commercial Backed Securities	-	9,179,664	-	9,179,664
U.S. Treasury Securities and Agency Bonds	-	8,155,209	-	8,155,209
Sovereign Debts	-	639,649	-	639,649
Municipal Bonds	-	580,982	-	580,982
Short-Term Investments	705,792	3,472,252	-	4,178,044
Futures Contracts*	23,202	-	-	23,202
Swap Contracts*	-	221,689	-	221,689
Swaptions*	-	4,596	-	4,596
Total	$728,994	$60,458,672	$-	$61,187,666
Liabilities	Level 1	Level 2	Level 3	Total
Forward Sales Contracts	$-	$975,000	$-	$975,000
Swap Contracts*	-	113,124	-	113,124
Futures Contracts*	71,027	-	-	71,027
Forward Foreign Exchange Contracts*	-	2,432	-	2,432
Swaptions*	-	5,555	-	5,555
Total	$71,027	$1,096,111	$-	$1,167,138

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2023 and 2024 tax returns, or is expected to be taken in each Portfolio's 2025 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	$(31,551)	$(4,404)

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk. A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic BlackRock Disciplined Core Portfolio	Equity	$838,112	$307,398
Global Atlantic BlackRock Disciplined Growth Portfolio	Equity	204,701	57,216
Global Atlantic BlackRock Disciplined International Core Portfolio	Equity	173,451	570,857
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	Equity	319,893	109,695
Global Atlantic BlackRock Disciplined Value Portfolio	Equity	324,009	116,093
Global Atlantic BlackRock High Yield Portfolio	Interest Rate	6,895	32,654
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	(63,223)	190,417

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$56,032	$108,853
	Credit	4,371	4,001

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Interest Rate	$6,392	$(959)

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of December 31, 2025. Derivatives not subject to a master netting arrangement, such as centrally cleared swaps, are not included in the table.

Global Atlantic BlackRock Disciplined Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$9,477	$-	$9,477	$(9,477)	$-
Total	$-	$-	$-	$-	$-	$9,477	$-	$9,477	$(9,477)	$-

Global Atlantic BlackRock Disciplined Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$9,564	$-	$9,564	$-	$9,564	$-	$-	$-	$-	$-
Total	$9,564	$-	$9,564	$-	$9,564	$-	$-	$-	$-	$-

Global Atlantic BlackRock Disciplined International Core Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$153,090	$(2,043)	$151,047	$-	$151,047	$2,043	$(2,043)	$-	$-	$-
Total	$153,090	$(2,043)	$151,047	$-	$151,047	$2,043	$(2,043)	$-	$-	$-

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$1,518	$-	$1,518	$-	$1,518	$-	$-	$-	$-	$-
Total	$1,518	$-	$1,518	$-	$1,518	$-	$-	$-	$-	$-

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic BlackRock Disciplined Value Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$3,007	$-	$3,007	$(3,007)	$-
Total	$-	$-	$-	$-	$-	$3,007	$-	$3,007	$(3,007)	$-

Global Atlantic BlackRock High Yield Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Goldman Sachs & Co.	$-	$-	$-	$-	$-	$2,305	$-	$2,305	$(2,305)	$-
Total	$-	$-	$-	$-	$-	$2,305	$-	$2,305	$(2,305)	$-

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
Bank of America	$3,098	$(3,098)	$-	$-	$-	$3,542	$(3,098)	$444	$(444)	$-
JP Morgan Chase	1,498	(1,498)	-	-	-	2,013	(1,498)	515	(515)	-
Morgan Stanley	23,202	(23,202)	-	-	-	73,459	(23,202)	50,257	(50,257)	-
Total	$27,798	$(27,798)	$-	$-	$-	$79,014	$(27,798)	$51,216	$(51,216)	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of December 31, 2025:

Global Atlantic BlackRock Disciplined Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(9,477)	$-	$-	$-	$(9,477)
Total	$(9,477)	$-	$-	$-	$(9,477)

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic BlackRock Disciplined Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$9,564	$-	$-	$-	$9,564
Total	$9,564	$-	$-	$-	$9,564

Global Atlantic BlackRock Disciplined International Core Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$153,090	$-	$-	$-	$153,090
Total	$153,090	$-	$-	$-	$153,090
	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(2,043)	$-	$-	$-	$(2,043)
Total	$(2,043)	$-	$-	$-	$(2,043)

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$1,518	$-	$-	$-	$1,518
Total	$1,518	$-	$-	$-	$1,518

Global Atlantic BlackRock Disciplined Value Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Liabilities
Unrealized depreciation on Futures Contracts	$(3,007)	$-	$-	$-	$(3,007)
Total	$(3,007)	$-	$-	$-	$(3,007)

Global Atlantic BlackRock High Yield Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$(2,305)	$-	$-	$(2,305)
Total	$-	$(2,305)	$-	$-	$(2,305)

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$23,202	$-	$-	$23,202
Unrealized appreciation on Swap Contracts	-	207,161	14,528	-	221,689
Swaptions purchased, at fair value	-	1,809	-	-	1,809
Liabilities
Unrealized depreciation on Futures Contracts	-	(71,027)	-	-	(71,027)
Unrealized depreciation on Swap Contracts	-	(113,124)	-	-	(113,124)
Swaptions written, at fair value	-	(979)	-	-	(979)
Unrealized depreciation on Forward Foreign Exchange Contracts	-	-	-	(2,432)	(2,432)
Total	$-	$47,042	$14,528	$(2,432)	$59,138

The notional value of the derivative instruments outstanding as of December 31, 2025, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. For the fiscal year ended December 31, 2025, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Forward Contracts Notional Value**	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic BlackRock Allocation Portfolio	-	$-	-	$-	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	33	10,221,570	-	-	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	4	1,823,832	-	-	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	92	10,296,659	-	-	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	12	3,763,994	-	-	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	11	3,551,201	-	-	-	-	-
Global Atlantic BlackRock High Yield Portfolio	13	1,484,768	-	-	-	-	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	124	17,628,467	17	2,153,137	738,781	67,311,424	1,094,638

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the fiscal year ended December 31, 2025, which is indicative volume for these derivative types.

**  Based on absolute values. USD – U.S. Dollar equivalent of foreign currency amounts. See portfolio of investments for more details.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

As of December 31, 2025, the Portfolios did not hold any short sales of securities.

When-Issued, Delayed-Delivery and Forward Commitment Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

a variety of representations and warranties and provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short- term investments, were as follows:

Purchases	(Excluding U.S. Government Securities)	Sales Purchases U.S. Government Securities	(Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic BlackRock Allocation Portfolio	$23,423,729	$-	$30,570,611	$-
Global Atlantic BlackRock Disciplined Core Portfolio	628,715,421	-	708,731,861	-
Global Atlantic BlackRock Disciplined Growth Portfolio	103,367,132	-	120,518,840	-
Global Atlantic BlackRock Disciplined International Core Portfolio	71,558,458	-	88,733,586	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	302,212,011	-	341,358,712	-
Global Atlantic BlackRock Disciplined Value Portfolio	247,352,826	-	276,020,956	-
Global Atlantic BlackRock High Yield Portfolio	33,542,466	-	36,482,673	-
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	13,712,102	59,428,636	21,684,743	55,214,794

During the year ended December 31, 2025, the Global Atlantic Goldman Sachs Core Fixed Income Portfolio purchased securities from an underwriting syndicates whose members include affiliated persons of the purchasing Fund. These transactions complied with Rule 10f-3 under the 1940 Act. These transactions were as follows:

Acquisition Date	Description	Coupon Rate	Maturity Date	Par Amount	Acquisition Price	Acquisition Cost
1/6/25	Canadian Imperial Bank	5.25%	1/13/2031	100,000	$100.00	$100,000
9/24/25	Oracle Corporation	4.80%	9/26/2032	90,000	99.97	89,969
9/24/25	Oracle Corporation	5.20%	9/26/2035	105,000	99.98	104,984
10/17/25	Commonspirit Health	4.35%	9/01/2030	40,000	100.00	40,000
10/17/25	Commonspirit Health	4.98%	9/01/2035	65,000	100.00	65,000
11/3/25	Alphabet, Inc.	4.10%	11/15/2030	250,000	99.96	249,908
11/17/25	Cornell University	4.73%	6/15/2035	130,000	100.00	130,000

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic BlackRock Allocation Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined International Core Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock Disciplined Value Portfolio	BlackRock Investment Management, LLC
Global Atlantic BlackRock High Yield Portfolio	BlackRock Investment Management, LLC
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	Goldman Sachs Asset Management, L.P.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser, the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the year ended December 31, 2025.

Portfolio	Advisory Fee*
Global Atlantic BlackRock Allocation Portfolio	0.22% on first $1 billion
0.21% on next $1 billion
0.20% over $2 billion
Global Atlantic BlackRock Disciplined Core Portfolio	0.39% on first $1 billion
0.37% on next $1 billion
0.35% over $2 billion
Global Atlantic BlackRock Disciplined Growth Portfolio	0.37% on first $250 million
0.35% on next $250 million
0.34% on next $500 million
0.32% over $1 billion
Global Atlantic BlackRock Disciplined International Core Portfolio	0.60% on first $500 million
0.58% on next $500 million
0.55% over $1 billion
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	0.54% on first $250 million
0.53% on next $250 million
0.51% on next $500 million
0.48% over $1 billion
Global Atlantic BlackRock Disciplined Value Portfolio	0.45% on first $1 billion
0.43% on next $1 billion
0.41% over $2 billion
Global Atlantic BlackRock High Yield Portfolio	0.50% on first $1 billion
0.48% on next $1 billion
0.46% over $2 billion
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	0.34% on first $250 million
0.32% on next $250 million
0.26% over $500 million

*  Calculated daily based on the average daily net assets.

During the year ended December 31, 2025, with respect to the Global Atlantic BlackRock Disciplined International Core Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages attributable to the Portfolio's shares listed below ("Waiver Agreement"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. This agreement may be terminated only by the Board, on 60 days' written notice to the Adviser.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

	Operating Expense Limitations
Portfolio	Class I	Class II	Expiration Date
Global Atlantic BlackRock Disciplined International Core Portfolio	0.79%	1.04%	May 1, 2026

For the year ended December 31, 2025, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Total
Global Atlantic BlackRock Disciplined International Core Portfolio	$-	$(129,408)	(129,408)

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

The Adviser may recapture the following amounts by the following dates:

	December 31, 2026	December 31, 2027	December 31, 2028
Global Atlantic BlackRock Disciplined International Core Portfolio	$55,889	$110,702	$129,408

On May 23, 2017, the U.S. Securities and Exchange Commission ("SEC") granted an order allowing Commonwealth Annuity and Life Insurance Company ("Commonwealth") to substitute certain variable investment options in which subaccounts of its Separate Accounts invest with the Portfolios included in this report.

As a condition of this order, the SEC required that Commonwealth or an affiliate thereof (other than the Trust) pay all expenses and transaction costs of the substitutions, including legal and accounting expenses, any applicable brokerage expenses and other fees and expenses such that no fees or charges were assessed to the affected contract owners to effect the substitutions. There were no substitution-related expenses for the year ended December 31, 2025.

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the year ended December 31, 2025, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the year ended December 31, 2025, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic BlackRock Allocation Portfolio	$29,958
Global Atlantic BlackRock Disciplined Core Portfolio	91,137
Global Atlantic BlackRock Disciplined Growth Portfolio	67,357
Global Atlantic BlackRock Disciplined International Core Portfolio	115,173
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	286,424
Global Atlantic BlackRock Disciplined Value Portfolio	14,678
Global Atlantic BlackRock High Yield Portfolio	1,991
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	-

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

For the year ended December 31, 2025, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic BlackRock Allocation Portfolio	$9,031
Global Atlantic BlackRock Disciplined Core Portfolio	105,486
Global Atlantic BlackRock Disciplined Growth Portfolio	16,374
Global Atlantic BlackRock Disciplined International Core Portfolio	22,447
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	45,268
Global Atlantic BlackRock Disciplined Value Portfolio	37,539
Global Atlantic BlackRock High Yield Portfolio	7,577
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	9,544

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2025, Commonwealth owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – Commonwealth, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments, inclusive of foreign currency and derivatives, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic BlackRock Allocation Portfolio	$45,285,951	$10,345,447	$(1,014,085)	$9,331,362
Global Atlantic BlackRock Disciplined Core Portfolio	393,035,555	287,866,993	(9,109,905)	278,757,088
Global Atlantic BlackRock Disciplined Growth Portfolio	55,093,914	49,752,151	(2,083,072)	47,669,079
Global Atlantic BlackRock Disciplined International Core Portfolio	106,983,779	43,674,420	(5,909,456)	37,764,964
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	217,185,852	54,266,208	(13,652,560)	40,613,648
Global Atlantic BlackRock Disciplined Value Portfolio	189,723,940	46,589,149	(7,133,256)	39,455,893
Global Atlantic BlackRock High Yield Portfolio	42,118,577	1,394,445	(114,614)	1,279,831
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	61,546,694	701,798	(1,310,313)	(608,515)

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and 2024 were as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic BlackRock Allocation Portfolio	$2,807,611	$2,907,066	$5,714,677
Global Atlantic BlackRock Disciplined Core Portfolio	43,869,246	42,331,327	86,200,573
Global Atlantic BlackRock Disciplined Growth Portfolio	8,230,205	15,204,320	23,434,525
Global Atlantic BlackRock Disciplined International Core Portfolio	2,933,682	-	2,933,682
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	10,143,092	10,143,092
Global Atlantic BlackRock Disciplined Value Portfolio	21,558,389	14,624,781	36,183,170
Global Atlantic BlackRock High Yield Portfolio	3,503,701	-	3,503,701
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,428,484	-	2,428,484
For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic BlackRock Allocation Portfolio	$1,231,896	$1,460,570	$2,692,466
Global Atlantic BlackRock Disciplined Core Portfolio	17,463,483	17,993,984	35,457,467
Global Atlantic BlackRock Disciplined Growth Portfolio	256,699	1,184,011	1,440,710
Global Atlantic BlackRock Disciplined International Core Portfolio	3,236,098	-	3,236,098
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	82,615	217	82,832
Global Atlantic BlackRock Disciplined Value Portfolio	11,010,176	5,365,869	16,376,045
Global Atlantic BlackRock High Yield Portfolio	3,364,709	-	3,364,709
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,385,974	-	2,385,974

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Global Atlantic BlackRock Allocation Portfolio	$1,525,004	$3,816,701	$-	$-	$9,331,362	$14,673,067
Global Atlantic BlackRock Disciplined Core Portfolio	17,740,561	38,673,075	-	-	278,757,088	335,170,724
Global Atlantic BlackRock Disciplined Growth Portfolio	1,643,456	6,584,034	-	-	47,669,079	55,896,569
Global Atlantic BlackRock Disciplined International Core Portfolio	1,182,292	5,779,197	-	-	37,764,964	44,726,453
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	12,192,459	23,508,532	-	-	40,613,648	76,314,639
Global Atlantic BlackRock Disciplined Value Portfolio	6,226,863	11,435,381	-	-	39,455,893	57,118,137
Global Atlantic BlackRock High Yield Portfolio	3,018,726	-	-	(9,684,956)	1,279,831	(5,386,399)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	2,232,086	-	-	(8,740,021)	(608,515)	(7,116,450)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, forward foreign currency contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) and unrealized derivative gains (losses) of $70,049, and $93,515 for Global Atlantic BlackRock Disciplined International Core Portfolio and Global Atlantic Goldman Sachs Core Fixed Income Portfolio, respectively.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

At December 31, 2025, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Atlantic BlackRock Allocation Portfolio	$-	$-	$-
Global Atlantic BlackRock Disciplined Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined International Core Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio	-	-	-
Global Atlantic BlackRock Disciplined Value Portfolio	-	-	-
Global Atlantic BlackRock High Yield Portfolio	4,815,321	4,869,635	9,684,956
Global Atlantic Goldman Sachs Core Fixed Income Portfolio	4,526,895	4,213,126	8,740,021

During the year ended December 31, 2025, the following Portfolios utilized capital loss carryforwards:

Utilized
Global Atlantic BlackRock Disciplined International Core Portfolio	$4,136,825

8.  OPERATING SEGMENTS

The Portfolios follow FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President of the Trust acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

9.  NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes ("Topic 740") Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management evaluated this ASU and has concluded that there will not be any impact on the Portfolios' financial statements.

10.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes,

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

Quantitative Investing Risk – Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). In addition, investments selected using models may react differently to issuer, political, market and economic developments from the market as a whole or securities selected using only fundamental analysis. There is no guarantee that the use of quantitative analysis will result in effective investment decisions for a Portfolio. Additionally, commonality of holdings across quantitative money managers may amplify losses.

11.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Forethought Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, and Global Atlantic Goldman Sachs Core Fixed Income Portfolio (the "Portfolios"), each a series of Forethought Variable Insurance Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Portfolios' financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Portfolios' auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 25, 2026

Global Atlantic Portfolios

Supplemental Information

December 31, 2025 (Unaudited)

Approval of Renewal of Investment Advisory Agreement and Sub-Advisory Agreements for Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, and Global Atlantic Goldman Sachs Core Fixed Income Portfolio.

At an in-person meeting held on November 6, 2025, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the renewal of: (i) the existing investment advisory agreement between Global Atlantic Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of each of Global Atlantic BlackRock Allocation Portfolio ("GA BlackRock Allocation"), Global Atlantic BlackRock Disciplined Core Portfolio ("GA BlackRock Core"), Global Atlantic BlackRock Disciplined Growth Portfolio ("GA BlackRock Growth"), Global Atlantic BlackRock Disciplined International Core Portfolio ("GA BlackRock International"), Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ("GA BlackRock Mid Cap Growth"), Global Atlantic BlackRock Disciplined Value Portfolio ("GA BlackRock Value"), Global Atlantic BlackRock High Yield Portfolio ("GA BlackRock High Yield") and Global Atlantic Goldman Sachs Core Fixed Income Portfolio ("GA Goldman Core Fixed") (each a "Portfolio" and collectively the "Portfolios") (the "Advisory Agreement"); (ii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA BlackRock Core, GA BlackRock Growth, GA BlackRock International, GA BlackRock Mid Cap Growth, GA BlackRock Value, and GA BlackRock High Yield, and BlackRock Investment Management, LLC ("BIM"); (iii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA BlackRock Allocation, and BIM; and (iv) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA Goldman Core Fixed, and Goldman Sachs Asset Management, L.P. ("GSAM" and together with BIM, the "Sub-Advisers") (collectively the sub-advisory agreements listed in items (ii) through (iv) above, the "Sub-Advisory Agreements").

To discuss and review the materials relating to the proposed renewal of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements") in advance of the November 6, 2025 meeting, the Independent Trustees met via videoconference on October 29, 2025 with independent counsel to the Independent Trustees ("Independent Counsel") and with representatives of the Adviser in attendance and counsel to the Trust ("Trust Counsel").

Prior to the meetings, the Trustees requested, received and reviewed written responses from the Adviser and the Sub-Advisers to questions posed to the Adviser and the Sub-Advisers by counsel, on behalf of the Trustees. Following the meeting on October 29, 2025, the Independent Trustees requested additional information on certain items and the Adviser provided such information prior to the November 6, 2025 meeting. The Trustees also received a memorandum from Independent Counsel describing the legal standards for their consideration of the renewal of the Agreements. During the meetings, the Board and the Adviser discussed information relating to the Board's consideration of the Gartenberg factors with respect to each Portfolio including the nature, quality and extent of the services provided by the Adviser and each Sub-Adviser, the fees and expenses of each Portfolio, the performance of each Portfolio, whether each Portfolio and its shareholders had benefitted from any economies of scale and the profitability realized by the Adviser and each respective Sub-Adviser with respect to each Portfolio and the enterprise as a whole. The Trustees also reviewed information provided by the Adviser that displayed each Fund as it compared with its Peer Funds with respect to fees and expenses and performance. The Trustees received presentations concerning the services provided under the Agreements from personnel of the Adviser at the meetings. Prior to voting on the renewal of the Agreements at the November 6, 2025 meeting, the Independent Trustees met in executive session with Independent Counsel and Trust Counsel present.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Agreements.

Nature, Extent, and Quality of Services. The Trustees noted that they were generally satisfied with the nature, extent and quality of the services provided by the Adviser and Sub-Advisers.

Performance. The Trustees requested and reviewed information regarding the investment performance of the Portfolios over 1-year, 3-year and since inception periods as compared to their respective benchmark indices and peer groups. The Trustees noted that they were generally satisfied with the Adviser's and Sub-Advisers' investment performance.

Global Atlantic Portfolios

Supplemental Information (Continued)

December 31, 2025 (Unaudited)

Fees and Expenses. The Trustees reviewed the Portfolios' fees and expenses, including the fees paid to the Adviser and Sub-Advisers. The Trustees also reviewed the advisory fees and total expenses of each Portfolio as compared to the Portfolio's peer group and Morningstar category. The Trustees concluded that the advisory fee charged to each Portfolio and the sub-advisory fee paid by the Adviser to each Sub-Adviser, as applicable, were not unreasonable in light of the services provided to each respective Portfolio.

Profitability. The Trustees noted that, based on information received from the Adviser regarding a per Portfolio analysis of the profitability of each Portfolio to the Adviser, they: (i) concluded that the profitability levels for the Adviser were not excessive; and (ii) considered that the sub-advisory fees were negotiated by the Adviser at arm's length. The Trustees also noted that they would continue to monitor the Adviser's profitability in the future.

Economies of Scale. The Trustees concluded that they were satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Portfolio's shareholders. The Trustees also noted that they would continue to monitor each Portfolio's growth and consider any additional opportunities to realize benefits from economies of scale for shareholders in the future.

Other Benefits. The Trustees noted that they had considered other benefits to the Adviser or Sub-Advisers and their respective affiliates from their relationships with the applicable Portfolios and that they would continue to consider these benefits in connection with future annual renewals.

Conclusion. Having requested and received such information from the Adviser and Sub-Advisers as the Trustees believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Trustees, including all of the Independent Trustees voting separately, unanimously concluded that renewing the Advisory Agreement and Sub-Advisory Agreements was in the best interests of each Portfolio and its shareholders. The Trustees noted that, in considering the Agreements, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Goldman Sachs Asset Management, L.P.
200 West Street
New York, NY 10282

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder
Deborah Schunder, President
(Principal Executive Officer)

Date:	February 27, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	February 27, 2026

* Print the name and title of each signing officer under his or her signature.